                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-00442
                                                              File No. 811-04413

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No.                                             / /

     Post-Effective Amendment No.   37                                       /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

     Amendment No.   37

                         DELAWARE GROUP EQUITY FUNDS IV
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            January 28, 2007

It is proposed that this filing will become effective:

    / /     immediately upon filing pursuant to paragraph (b)
-----------
    /X/     on January 28, 2007 pursuant to paragraph (b)
-----------
    / /     60 days after filing pursuant to paragraph (a) (1)
-----------
    / /     on (date) pursuant to paragraph (a)(1)
-----------
    / /     75 days after filing pursuant to paragraph (a) (2)
-----------
    / /     on (date) pursuant to paragraph (a)(2) of Rule 485.
-----------

If appropriate:

    / /     This  post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 37 to Registration File No. 033-00442 includes the following:

          1.   Facing Page

          2.   Contents Page

          3.   Part A - Prospectuses

          4.   Part B - Statement of Additional Information

          5.   Part C - Other Information

          6.   Signatures

          7.   Exhibits

                                                                        Delaware
                                                                  Investments(R)
                                         A member of the Lincoln Financial Group

GROWTH-EQUITY

Prospectus        JANUARY 28, 2007

                  DELAWARE GROWTH OPPORTUNITIES FUND
                  CLASS A * CLASS B * CLASS C * CLASS R

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                                          page 2
Delaware Growth Opportunities Fund                                         2

How we manage the Fund                                                page 5
Our investment strategies                                                  5
The securities we typically invest in                                      6
The risks of investing in the Fund                                         8
Disclosure of portfolio holdings information                               8

Who manages the Fund                                                  page 9
Investment manager                                                         9
Portfolio managers                                                         9
Manager of managers structure                                             10
Who's who?                                                                11

About your account                                                   page 12
Investing in the Fund                                                     12
       Choosing a share class                                             12
       Dealer compensation                                                15
Payments to intermediaries                                                15
How to reduce your sales charge                                           16
How to buy shares                                                         20
Fair valuation                                                            21
Retirement plans                                                          21
Document delivery                                                         21
How to redeem shares                                                      22
Account minimums                                                          23
Special services                                                          24
Frequent trading of Fund shares                                           25
Dividends, distributions and taxes                                        27
Certain management considerations                                         27

Financial highlights                                                 page 28

Glossary                                                             page 30

Additional information                                               Page 33

                                       1

Profile:  Delaware Growth Opportunities Fund

What is the Fund's goal?
Delaware Growth Opportunities Fund seeks long-term capital growth.  Although the
Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest  primarily in common  stocks of  medium-sized  companies.  We consider medium-sized  companies to be those companies whose market  capitalizations fall within the range represented in the Russell Midcap(R) Growth Index at the time of the Portfolio's  investment.  As of the latest  reconstitution on June 30, 2006, the average market  capitalization  of a company in the Russell Midcap(R) Growth
Index was approximately $5.317 billion and the median market  capitalization was approximately $3.972 billion. The Index had a total market  capitalization range of  approximately  $1.706  billion to  $16.478  billion.  We may also  invest in securities that are convertible  into common stock. In selecting  stocks for the
Fund, we typically look for companies that have  established  themselves  within their industry, but still have growth potential.

We use a bottom-up approach to select stocks,  evaluating  individual  companies rather than trends in the economy or the investment  markets.  Researching  each company,  its products,  services,  competitors  and management team helps us to select  stocks of  companies  that we think  will  provide  high and  consistent earnings growth with a reasonable level of risk.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock  prices,  which  could be  caused  by a drop in the  stock  market or poor performance  from  particular  companies or  industries.  In addition,  Delaware
Growth  Opportunities  Fund invests in  small-sized or  medium-sized  companies.
These companies may involve greater risk due to their size, narrow product lines or limited financial resources.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 8.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors  seeking  exposure to the capital  appreciation  opportunities of medium-size, growth-oriented companies.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short-term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has the Delaware Growth Opportunities Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past 10 calendar years, as well as the average annual returns of Class A, B,
C and R shares for  one-year,  five-year  and  10-year or lifetime  periods,  as applicable.  The  Fund's  past  performance  (before  and  after  taxes)  is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect  expense caps in effect  during  certain of these  periods.  The returns would be lower without the expense caps.  Please see the footnotes on page 4 for additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN]

Year-by-year total return (Class A)

--------- -------- --------- ---------- ---------- ---------- --------- --------- -------- --------
    1997     1998      1999       2000       2001       2002      2003      2004     2005     2006
--------- -------- --------- ---------- ---------- ---------- --------- --------- -------- --------
  14.04%   17.72%    64.69%    -10.17%    -17.08%    -24.89%    39.14%    12.17%    9.98%    4.97%
--------- -------- --------- ---------- ---------- ---------- --------- --------- -------- --------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return  was  48.13%  for the  quarter  ended  December  31,  1999 and its lowest quarterly return was -24.84% for the quarter ended March 31, 2000.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/06

--------------------------------------------- ----------- ----------- -------------
                                                                       10 years or
                                                 1 year    5 years      lifetime**
--------------------------------------------- ----------- ----------- -------------
Class A return before taxes                     (1.05%)      4.98%          7.70%
--------------------------------------------- ----------- ----------- -------------
Class A return after taxes on distributions     (2.02%)      4.64%          5.77%
--------------------------------------------- ----------- ----------- -------------
Class A return after taxes on distributions
  and sale of Fund shares                         0.64%      4.29%          6.03%
--------------------------------------------- ----------- ----------- -------------
Class B return before taxes*                      0.38%      5.12%          7.73%
--------------------------------------------- ----------- ----------- -------------
Class C return before taxes*                      3.26%      5.50%          7.59%
--------------------------------------------- ----------- ----------- -------------
Class R return before taxes                       4.75%        N/A         13.11%
--------------------------------------------- ----------- ----------- -------------
Russell Midcap(R) Growth Index** (reflects
  no deduction for fees, expenses or taxes)      10.66%      8.22%          8.62%
--------------------------------------------- ----------- ----------- -------------

The  Fund's  returns  above  are  compared  to the  performance  of the  Russell
Midcap(R) Growth  Index. The  Russell  Midcap(R) Growth  Index  is  an  unmanaged market-weighted  total  return  index that  measures  the  performance  of those companies  in the  Russell  Midcap  Index with higher  price-to-book  ratios and
higher  forecasted  growth  values.   The  Russell  Midcap  Index  measures  the
performance  of the 800 smallest  companies in the Russell 1000 Index,  which is
comprised  of  the  1,000   largest  U.S.   companies   based  on  total  market
capitalization.   You  should  remember  that,  unlike  the  Fund,  the  Russell
Midcap(R) Growth Index is  unmanaged  and does not reflect  the actual  costs of operating  a mutual  fund,  such as the costs of  buying,  selling  and  holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and
individual   retirement   accounts  (IRAs).  The  after-tax  returns  shown  are
calculated  using the highest  individual  federal  marginal income tax rates in effect  during the Fund's  lifetime  and do not  reflect the impact of state and
local   taxes.   The   after-tax   rate  used  is  based  on  the   current  tax
characterization  of the elements of the Fund's  returns  (e.g.,  qualified  vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Ten-year returns for Class B shares reflect conversion to Class A shares after eight years. If shares were not redeemed, the returns for Class B would be 4.23%,
     5.49%  and  7.73%,  for  the  one-year,   five-year  and  10-year  periods,
     respectively.  Returns for Class C would be 4.22%, 5.50% and 7.59%, for the one-year, five-year and 10-year periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The Russell  Midcap(R)  Growth  Index  return is shown for 10 years because the Fund's Class A, Class B and Class C shares commenced operations more than 10 years ago. The inception  date for the Class R Shares was June
     2, 2003.  The Index return for the Class R lifetime  was 16.79%.  The Index reports  returns on a monthly  basis as of the last day of the month.  As a result,  the Index  return for Class R lifetimes  reflects  the return from
     June 30, 2003 through December 31, 2006.

                                       3

Profile:  Delaware Growth Opportunities Fund (continued)

What are the Fund's fees and expenses?

The following  table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

-------------------- -------------------------- ----------- ---------- --------- ------------
Sales charges are    CLASS                                A          B         C            R
fees paid directly   -------------------------- ----------- ---------- --------- ------------
from your            Maximum sales charge
investments when      (load) imposed on
you buy or sell       purchases as a
shares of the         percentage of offering
Fund. You do not      price                           5.75%       none      none         none
pay sales charges    -------------------------- ----------- ---------- --------- ------------
when you buy or      Maximum contingent
sell Class R          deferred sales charge
shares.               (load) as a percentage
                      of original purchase
                      price or redemption
                      price, whichever is lower     none(1)   4.00%(2)  1.00%(3)         none
                     -------------------------- ----------- ---------- --------- ------------
                     Maximum sales charge
                      (load) imposed on
                      reinvested dividends             none       none      none         none
                     -------------------------- ----------- ---------- --------- ------------
                     Redemption fees                   none       none      none         none
                     -------------------------- ----------- ---------- --------- ------------
                     Exchange fees(4)                  none       none      none         none
-------------------- -------------------------- ----------- ---------- --------- ------------

-------------------- -------------------------- ----------- ---------- --------- ------------
Annual fund          Management fees(5)               0.74%      0.74%     0.74%        0.74%
operating expenses   -------------------------- ----------- ---------- --------- ------------
are deducted from    Distribution and service
the Fund's assets.    (12b-1 fees)                    0.30%      1.00%     1.00%     0.60%(6)
                     -------------------------- ----------- ---------- ---------- -----------
                     Other expenses                   0.39%      0.39%     0.39%        0.39%
                     -------------------------- ----------- ---------- ---------- -----------
                     Total annual fund
                      operating expenses              1.43%      2.13%     2.13%        1.73%
                     -------------------------- ----------- ---------- ---------- -----------
                     Fee waivers and payments       (0.03%)    (0.03%)   (0.03%)      (0.13%)
                     -------------------------- ----------- ---------- ---------- -----------
                     Net expenses                     1.40%      2.10%     2.10%        1.60%
-------------------- -------------------------- ----------- ---------- ---------- -----------

-------------------- --------- ---------- --------- --------- ---------- ----------- ---------
This example is      CLASS              A      B(7)      B(7)          C           C         R
intended to help you                                      (if                    (if
compare the cost of                                 redeemed)              redeemed)
investing in the     --------- ---------- --------- --------- ---------- ----------- ---------
Fund to the cost of  1 year          $709      $213      $613       $213        $313      $163
investing in other   --------- ---------- --------- --------- ---------- ----------- ---------
mutual funds with    3 years         $999      $664      $939       $664        $664      $532
similar investment   --------- ---------- --------- --------- ---------- ----------- ---------
objectives.  We show 5 years       $1,309    $1,141    $1,366     $1,141      $1,141      $926
the cumulative       --------- ---------- --------- --------- ---------- ----------- ---------
amount of Fund       10 years      $2,187    $2,282    $2,282     $2,460      $2,460    $2,030
expenses on a
hypothetical
investment of
$10,000 with an
annual 5% return
over the time shown.
The Fund's actual
rate of return may
be greater or less
than the
hypothetical 5%
return we use here.
This example
reflects the net
operating expenses
with expense waivers
for the one-year
contractual period
and the total
operating expenses
without waivers for
years two through
10.  This is an
example only, and
does not represent
future expenses,
which may be greater
or less than those
shown here.
----------------------------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission,  a contingent deferred sales charge (CDSC) will apply to certain redemptions made within two years of purchase.  Additional Class
     A purchase  options that involve a CDSC may be permitted  from time to time and will be disclosed in the Prospectus if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a CDSC of 4.00%,  which  declines to 3.25% during the second year,
     2.75% during the third year, 2.25% during the fourth and fifth years, 1.50%
     during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed  within one year of  purchase  are subject to a 1%
     CDSC.

(4)  Exchanges are subject to the  requirements of each Delaware  Investments(R)
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(5)  The investment  manager  (Manager) has contracted to waive all or a portion of its investment  advisory fees and/or reimburse  expenses through January
     31,  2008  in  order  to  prevent  total  annual  fund  operating  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  inverse  floater program expenses,  brokerage fees,  certain insurance costs and non-routine expenses  or costs,  including,  but not  limited  to,  those  relating  to reorganizations,  litigation,  certain  Trustee  retirement  plan expenses,
     conducting    shareholder   meetings   and   liquidations    [collectively,
     "non-routine  expenses"]) from exceeding,  in an aggregate amount, 1.10% of average  daily net assets of the Fund.  For  purposes of these  waivers and reimbursements, non-routine expenses may also include such additional costs and  expenses as may be agreed  upon from time to time by the Fund's  Board and the Manager.

(6)  The distributor  (Distributor)  has contracted to limit the Class R shares'
     12b-1 fees through  January 31, 2008 to no more than 0.50% of average daily net assets.

(7)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       4

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments  for the  Fund.  The  following  are  descriptions  of how the portfolio management team pursues the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We strive to  identify  companies  of  medium-market  capitalization  that offer above-average  opportunities  for long-term capital growth because we think they are  poised  to  provide  high  and  consistent  earnings  growth.  Medium-sized companies are generally considered to be those whose market  capitalizations are included in the range represented by the Russell Midcap(R) Growth Index.

Companies  in the early  stages of their  development  often offer the  greatest opportunities for rising share prices. However, the smallest companies generally involve  the most  risk  because  they may have  very  limited  resources,  less management  experience or narrower  product lines. We believe that  medium-sized companies can provide many of the growth  opportunities of small companies,  but with less risk. Medium-sized companies may be more established in their industry and have greater financial  resources.  Yet, they may still have the flexibility and growth potential of a smaller company.

We use a  bottom-up  approach  to  stock  selection,  carefully  evaluating  the characteristics of individual companies.  We rely heavily on our own research in selecting  companies for the portfolio.  That research might include  one-on-one meetings with executives,  company competitors,  industry experts and customers.
Our first step in  identifying  promising  companies is to pinpoint  stocks that exhibit one or more of the following characteristics:

o    A history of high earnings-per-share growth;
o    Expectations   for  future   earnings   growth  that  are  either  high  or
     accelerating;
o    A price to earnings ratio that is low relative to other stocks - indicating that the stock might be undervalued;  o A discounted cash flow that is high relative to other stocks; or
o    A special  situation  that has caused  the stock to fall out of favor,  but which we  believe  creates  potential  for  even  greater  long-term  price appreciation.

Once we have narrowed our search to companies  with one or more of the preceding
characteristics,   we  then  conduct  even  more  thorough  hands-on   research,
evaluating a wide variety of factors, including:

o    The financial strength of the company;
o    The expertise of its management;
o    The growth potential of the company within its industry; and
o    The growth potential of the industry.

Our goal is to select companies that are likely to perform well over an extended time frame.

In order to  reduce  the  inherent  risks of equity  investing,  we  maintain  a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

The Fund's  investment  objective  is  non-fundamental.  This means the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       5

How we manage the Fund (continued)

The securities we typically invest in
Stocks generally offer investors the potential for capital  appreciation and may pay dividends as well.

---------------------------------------------- ------------------------------------
             Securities                                  How we use them
---------------------------------------------- ------------------------------------
Common stocks: Securities that represent       Under normal circumstances, we
shares of ownership in a corporation.          generally will invest 85% to
Stockholders participate in the                100% of the Fund's net assets in
corporation's profits and losses,              common stock with an emphasis on
proportionate to the number of shares they     medium-sized companies.
own.
---------------------------------------------- ------------------------------------
American Depositary Receipts (ADRs): ADRs      We may hold ADRs when we believe
are receipts issued by a depositary (usually   they offer greater appreciation
a U.S. bank) and represent the bank's          potential than U.S. securities.
holdings of a stated number of shares of a
foreign corporation.  An ADR entitles the
holder to all dividends and capital gains
earned by the underlying foreign shares.
ADRs are typically bought and sold on U.S.
securities exchanges in the same way as
other U.S. securities.
---------------------------------------------- ------------------------------------
Repurchase agreements: An agreement between    Typically, we use repurchase
a buyer of securities, such as the Fund, and   agreements as a short-term
a seller of securities, in which the seller    investment for the Fund's cash
agrees to buy the securities back within a     position. In order to enter into
specified time at the same price the buyer     these repurchase agreements, the
paid for them, plus an amount equal to an      Fund must have collateral of at
agreed upon interest rate. Repurchase          least 102% of the repurchase
agreements are often viewed as equivalent to   price.  We will only enter into
cash.                                          repurchase agreements in which the
                                               collateral is comprised of U.S.
                                               government securities.
---------------------------------------------- ------------------------------------
Restricted securities: Privately-placed        We may invest in privately-placed
securities whose resale is restricted under    securities, including those that
U.S. securities laws.                          are eligible for resale only among
                                               certain institutional buyers
                                               without registration, commonly
                                               known as "Rule 144A Securities."
---------------------------------------------- ------------------------------------
Options and Futures: Options represent a       If we have stocks that have
right to buy or sell a security or a group     unrealized gains because of past
of securities at an agreed upon price at a     appreciation, we may want to
future date. The purchaser of an option may    protect those gains when we
or may not choose to go through with the       anticipate adverse conditions. We
transaction; the seller of an option must go   might use options or futures to
through with the transaction.                  neutralize the effect of any price
                                               declines, without selling the
Writing a covered call option on a security    security. We might also use
obligates the owner of the security to sell    options or futures to gain
it at an agreed upon price on an agreed upon   exposure to a particular market
date (usually no more than nine months in      segment without purchasing
the future). The owner of the security         individual securities in that
receives a premium payment from the            segment.  We might use this
purchaser of the call, but if the security     approach if we had excess cash
appreciates to a price greater than the        that we wanted to invest quickly.
agreed upon selling price, the fund would
lose out on those gains.                       We might use covered call options
                                               if we believe that doing so would
Futures contracts are agreements for the       help the Fund to meet its
purchase or sale of securities at a            investment objective.
specified price, on a specified date.
Unlike an option, a futures contract must be
executed unless it is sold before the          Use of these strategies can
settlement date.                               increase the operating costs of
                                               the Fund and can lead to loss of
Options and futures are generally considered   principal.
to be derivative securities.
---------------------------------------------- ------------------------------------
Illiquid securities: Securities that do not    We may invest up to 10% of the
have a ready market and cannot be easily       Fund's net assets in illiquid
sold, within seven days, at approximately      securities.
the price at which a fund has valued them.
---------------------------------------------- ------------------------------------

                                       6

We may  also  invest  in other  securities,  including  convertible  securities, warrants,  preferred  stocks and bonds.  Please see the  Statement of Additional
Information (SAI) for additional  descriptions of these  securities,  as well as those listed in the table above.

Lending securities
We may lend up to 25% of the  Fund's  assets  to  qualified  broker/dealers  and institutional investors for use in their securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Borrowing from banks
We may borrow  money from banks as a  temporary  measure  for  extraordinary  or emergency  purposes  or to  facilitate  redemptions.  We will be required to pay interest to the lending  banks on the amount  borrowed.  As a result,  borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in cash or cash equivalents. To the extent that we hold such instruments, we may be unable to achieve the Fund's investment objective.

Portfolio turnover
We  anticipate  that the Fund's  annual  portfolio  turnover may be greater than
100%. A turnover  rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single security.  A high rate of portfolio  turnover in any year  may  increase  brokerage  commissions  paid and will  generate  taxes  for shareholders on realized investment gains.

                                       7

How we manage the Fund (continued)

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

------------------------------------------- ---------------------------------------
                  Risks                          How we strive to manage them
------------------------------------------- ---------------------------------------
Market risk is the risk that all or a       We maintain a long-term investment
majority of the securities in a certain     approach and focus on stocks we
market-- like the stock or bond market--    believe can appreciate over an
will decline in value because of factors    extended time frame regardless of
such as economic conditions, future         interim market fluctuations.  We do
expectations or investor confidence.        not try to predict overall stock
                                            market movements.  Although we may
                                            hold securities for any amount of
                                            time, we generally do not trade for
                                            short-term purposes.
------------------------------------------- ---------------------------------------
Industry and security risk:  Industry       We limit the amount of the Fund's
risk is the risk that the value of          assets invested in any one industry
securities in a particular industry will    and in any individual security.  We
decline because of changing expectations    also follow a rigorous selection
for the performance of that industry.       process before choosing securities
                                            and continually monitor them while
Security risk is the risk that the value    they remain in the portfolio.
of an individual stock or bond will
decline because of changing expectations
for the performance of the individual
company issuing the stock or bond.
------------------------------------------- ---------------------------------------
Small company risk is the risk that         Though we may invest in small
prices of small- and medium-sized           companies, our focus is on
companies may be more volatile than those   medium-sized companies.  We believe
of larger companies because of limited      medium-sized companies, in general,
financial resources or dependence on        are more stable than smaller
narrow product lines.                       companies and involve less risk due
                                            to their larger size, greater
                                            experience and more extensive
                                            financial resources.  In addition, we
                                            maintain a well-diversified
                                            portfolio, select stocks carefully
                                            and monitor them continually.
------------------------------------------- ---------------------------------------
Interest rate risk is the risk that         We analyze each company's financial
securities will decrease in value if        situation and its cash flow to
interest rates rise. The risk is            determine the company's ability to
generally associated with bonds; however,   finance future expansion and
because smaller companies often borrow      operations.  The potential effect
money to finance their operations, they     that rising interest rates might have
may be adversely affected by rising         on a stock is taken into
interest rates.                             consideration before the stock is
                                            purchased.
------------------------------------------- ---------------------------------------
Futures and options risk is the             We may use options and futures to
possibility that a fund may experience a    protect gains in the portfolio
loss if it employs an options or futures    without actually selling a security.
strategy related to a security or a         We may also use options and futures
market index and that security or index     to quickly invest excess cash so that
moves in the opposite direction from what   the portfolio is generally fully
the manager anticipated.  Futures and       invested.
options also involve additional expenses,
which could reduce any benefit or
increase any loss that a fund gains from
using the strategy.
------------------------------------------- ---------------------------------------
Foreign risk is the risk that foreign       We typically invest only a small
securities may be adversely affected by     portion of the Fund's portfolio in
political instability, changes in           foreign corporations indirectly
currency exchange rates, foreign economic   through ADRs. When we do purchase
conditions or inadequate regulatory and     ADRs, they are generally denominated
accounting standards.                       in U.S. dollars and traded on a U.S.
                                            exchange.
------------------------------------------- ---------------------------------------
Liquidity risk is the possibility that      We limit exposure to illiquid
securities cannot be readily sold, within   securities to no more than 15% of the
seven days, at approximately the price at   Fund's net assets.
which a fund has valued them.
------------------------------------------- ---------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       8

Who manages the Fund

Investment manager
The Fund is managed by Delaware  Management  Company (the Manager),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its  services to the Fund,  the Manager was paid an  aggregate  fee of 0.74%
during the last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the period ended September 30, 2006.

Portfolio managers
Marshall T. Bassett has primary  responsibility for making day-to-day investment decisions  for the Fund.  When making  investment  decisions  for the Fund,  Mr.
Bassett  regularly  consults  with  Steven  G.  Catricks,  Barry  S.  Gladstein,
Christopher M. Holland,  Steven T. Lampe, Matthew Todorow,  Rudy D. Torrijos III
and Lori P. Wachs.

Marshall T. Bassett Senior Vice President,  Chief Investment  Officer - Emerging
Growth Equity
Mr. Bassett joined  Delaware  Investments in 1997. He leads the firm's  Emerging
Growth team, which focuses on small-, mid-, and smid-cap investment products and strategies.  Prior to taking over  leadership of the Emerging  Growth team,  Mr.
Bassett  spent  eight  years as a portfolio  manager  and  analyst,  focusing on consumer and retail  stocks in the growth area.  From 1989 to 1997, he worked at
Morgan Stanley Asset Management  Group,  where he most recently served as a vice president in its Emerging Growth group, analyzing small-growth companies. Before that, he worked at a community bank in Hopkinsville, KY, which eventually became part of The Sovran Bank and Trust  Company.  He received his  bachelor's  degree from Duke  University  and an MBA from the  Fuqua  School  of  Business  at Duke
University. Mr. Bassett is a member of the Fuqua School's alumni board.

Steven G. Catricks, CFA Vice President, Portfolio Manager
Mr.  Catricks  joined  Delaware  Investments  in 2001.  He handles  research and analysis in the technology  sector for the firm's  Emerging  Growth Equity team.
Previously,  he was an equity analyst at BlackRock  Financial from 1999 to 2000, where he specialized in small-capitalization  growth stocks. He also worked as a systems  engineer at Dow  Jones/Factiva,  and as a senior systems engineer at GE
Aerospace/Lockheed  Martin.  He started his career as a systems  engineer at the
Naval Air  Development  Center,  where he spent 15 years.  Mr.  Catricks holds a bachelor's degree in electrical  engineering from Drexel University,  a master's degree in engineering  from the University of Pennsylvania  and has more than 18 years of experience in the technology industry.  Mr. Catricks is a member of the
Institute of Electrical and Electronics Engineers.

Barry S. Gladstein, CFA Vice President, Portfolio Manager
Mr. Gladstein joined Delaware  Investments in 1995. He is a portfolio manager in the energy,  industrials,  and materials  sector of the firm's  Emerging  Growth
Equity  team.  Prior  to  joining  Delaware  Investments,  he  was  director  of operational  planning  at  CIGNA  Corporation  from  1991 to 1995  and a  senior accountant  with Arthur  Young.  He holds a  bachelor's  degree from  Binghamton
University and an MBA from The Wharton School of the University of Pennsylvania, and he is a member of the CFA Society of Philadelphia.

Christopher M. Holland Vice President, Portfolio Manager
Mr. Holland,  who joined Delaware Investments in 2001, is a portfolio manager in the business services sector of the firm's Emerging Growth Equity team. Prior to joining Delaware Investments,  Mr. Holland worked for three years as a municipal fixed income analyst at BlackRock and in private client  services at J.P. Morgan
Chase for another year. Mr. Holland holds a bachelor's  degree in economics from the  University  of Delaware  and an MBA with a  concentration  in finance  from
Villanova University.

Steven T. Lampe, CPA Vice President, Portfolio Manager
Mr. Lampe,  who joined Delaware  Investments in 1995, is a portfolio  manager in the  business and  financial  services  and  healthcare  sectors of the Emerging
Growth  Equity  team.  He  previously  served as a manager  at  Pricewaterhouse, specializing in financial services firms. Mr. Lampe received a bachelor's degree in economics and an MBA with a concentration  in finance from The Wharton School of the University of Pennsylvania.

                                       9

Who manages the Fund (continued)

Portfolio managers (continued)

Matthew Todorow, CFA Vice President, Portfolio Manager
Mr. Todorow joined Delaware  Investments In December 2003. His primary portfolio management  responsibilities  for the firm's  Emerging Growth Equity team are in healthcare,  a sector he has  covered  since  1997.  Prior to  joining  Delaware
Investments,  he served as an executive  director for Morgan Stanley  Investment
Management and was a portfolio manager for its small/mid-cap  group. Mr. Todorow holds a bachelor's  degree from Temple University and an MBA from the University of Georgia's Terry College of Business, and he is a member of the CFA Society of
Philadelphia.

Rudy D. Torrijos III Vice President, Portfolio Manager
Mr.  Torrijos  joined  Delaware  Investments in July 2005,  where he serves as a portfolio  manager with a focus on the technology sector for the firm's Emerging
Growth  Equity  team.  He spent the prior two years as a  technology  analyst at
Fiduciary  Trust,  where he was responsible for sector  management of technology stocks for small-cap equity products.  From 1997 to 2002 he worked for Neuberger
Berman Growth Group, first as an analyst and then as fund manager.  Mr. Torrijos worked as a technology analyst at Hellman Jordan Management for three years, and he began his  career as a  marketing/strategic  financial  planning  analyst  at
Unocal in Los  Angeles.  Mr.  Torrijos  attended  Harvard  University,  where he graduated with a bachelor's degree in applied mathematics/economics.

Lori P. Wachs, CFA Vice President, Portfolio Manager
Ms. Wachs joined  Delaware  Investments in 1992. She is a portfolio  manager and analyst for the consumer sector in the firm's Emerging Growth Equity group.  She
joined  Delaware   Investments  after  serving  in  the  equity-risk   arbitrage
department of Goldman Sachs from 1990 to 1992. She holds a bachelor's  degree in economics from The Wharton School of the University of Pennsylvania.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of other Fund shares.

Manager of managers structure
The Fund and the Manager have  received an exemptive  order from the  Securities and Exchange  Commission (SEC) to operate under a manager of managers  structure that permits the Manager, with the approval of the Board of Trustees, to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and  terminate  sub-advisory  agreements  on  behalf  of the Fund  without shareholder approval (the Manager of Managers  Structure).  Under the Manager of
Manager Structure, the Manager has ultimate responsibility, subject to oversight by the Fund's Board, for overseeing the Fund's  sub-advisors and recommending to the Board their hiring, termination or replacement. The SEC order does not apply to any sub-advisor  that is affiliated  with the Fund or the Manager.  While the
Manager does not currently expect to use the Manager of Managers  Structure with respect to the Fund,  the Manager  may, in the future,  recommend  to the Fund's
Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more  sub-advisors  to manage all or a portion  of the  Fund's'
portfolio.

The  Manager of Managers  Structure  enables  the Fund to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder  approval.  Shareholders  will be notified  of any  changes  made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       10

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R) Funds.

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     The Fund                       Brooklyn, NY 11245
                                   Distributor                                Service agent
                                   Delaware Distributors, L.P.                Delaware Service Company, Inc.
                                   2005 Market Street                         2005 Market Street
                                   Philadelphia, PA 19103-7094                Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
Portfolio managers
(see page 9 for details)
                                                         Financial advisors

                                                            Shareholders

Board of Trustees   A mutual fund is governed by a board of trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a
fund's  investment  manager  and  distributor.   However,  the  Delaware  Growth
Opportunities  Fund relies on certain  exemptive  rules  adopted by the SEC that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.   These  independent  Trustees,  in  particular,   are  advocates  for
shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian    Mutual funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor    Most mutual funds  continuously  offer new  shares to the  public through  distributors  who are  regulated as  broker/dealers  and are subject to
National  Association of Securities  Dealer,  Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler    Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  Fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent   Mutual fund companies employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are compensated for their services,  generally through  sales  commissions,  12b-1 fees and/or  service fees  deducted from the
Fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       11

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different combination of sales charges, fees and other features, you should consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may  qualify  for other  reduced  sales  charges,  and,  under  certain circumstances,  the sales  charge may be waived,  as  described  in "How to reduce your sales charge."

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% of average  daily net  assets,  which is lower than the 12b-1 fee for
     Class B, Class C and Class R shares.  See "Dealer  compensation"  below for further information.

o    Class A shares  generally are not subject to a CDSC,  except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current  NAV, the percentage rate of sales charge and rounding.

----------------------------- -------------------------- -----------------------
                                  Sales charge as %         Sales charge as %
     Amount of purchase           of offering price       of net amount invested
----------------------------- -------------------------- -----------------------
Less than $49,999                     5.75%                      6.10%
----------------------------- -------------------------- -----------------------
$50,000 but under $99,999             4.75%                      4.99%
----------------------------- -------------------------- -----------------------
$100,000 but under $249,999           3.75%                      3.90%
----------------------------- -------------------------- -----------------------
$250,000 but under $499,999           2.50%                      2.56%
----------------------------- -------------------------- -----------------------
$500,000 but under $999,999           2.00%                      2.04%
----------------------------- -------------------------- -----------------------
$1 million or more               None (Limited CDSC          None (Limited CDSC
                                   may apply)*                  may apply)*
--------------------------------------------------------------------------------

*    There is no front-end  sales charge when you purchase $1 million or more of
     Class A shares.  However,  if the Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited contingent  deferred sales charge (Limited CDSC)
     of 1.00% if you redeem these shares  within the first year and 0.50% if you redeem them within the second year,  unless a specific waiver of the charge applies.  The  Limited  CDSC  will be paid to the  Distributor  and will be assessed  on an amount  equal to the lesser of: (1) the NAV at the time the
     Class A shares being redeemed were purchased or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the "NAV at the time of  purchase"  will be the NAV at  purchase  of the Class A shares even if those  shares are later  exchanged  for shares of another  Delaware
     Investments(R) Fund and, in the event of an exchange of Class A shares, the
     "NAV of such  shares  at the  time  of  redemption"  will be the NAV of the shares acquired in the exchange.  In determining  whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time.  See  "Dealer  compensation"  below for a  description  of the dealer commission that is paid.

                                       12

CLASS B

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a CDSC if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares  will be  subject to a CDSC of 4.00%.  The CDSC is 3.25%  during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

o    In determining  whether the CDSC applies to a redemption of Class B shares, it will be assumed  that shares  held for more than six years are  redeemed first, followed by shares acquired through the reinvestment of dividends or distributions,  and  finally by shares  held  longest  during the  six-year period. For further  information on how the CDSC is determined,  please see
     "Calculation  of contingent  deferred  sales charges - Class B and Class C"
     below.

o    Under certain  circumstances the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to an annual 12b-1 fee no greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher  12b-1 fee,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  to  Class  A  shares  with a  12b-1  fee of no  more  than  0.30%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase is invested in the Fund. However,  you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

o    In determining  whether the CDSC applies to a redemption of Class C shares, it will be assumed  that shares  held for more than 12 months are  redeemed first followed by shares acquired  through the reinvestment of dividends or distributions,  and  finally  by shares  held for 12  months  or less.  For further information on how the CDSC is determined,  please see "Calculation of contingent deferred sales charges - Class B and Class C" below.

o    Under certain  circumstances the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher  12b-1 fee,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares  do not  automatically  convert  to another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

                                       13

About your account (continued)

Class R

o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently  limited to 0.50%) of average  daily net assets,  which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because  of the higher  12b-1 fee,  Class R shares  generally  have  higher expenses and any dividends paid on these shares are lower than dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares  do not  automatically  convert  to another class.

o    Class  R  shares   generally  are  available  only  to  (i)  qualified  and
     non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457 and  non-custodial  403(b)  plans,  as well as  other non-qualified  deferred  compensation  plans) with assets of $10 million or less at the time shares are considered for purchase; and (ii) IRA rollovers from plans that were  previously  maintained  on  Delaware  Investments(R)'
     retirement  recordkeeping  system  that  are  offering  Class R  shares  to participants. Except as noted above, no other IRAs are eligible for Class R shares (e.g., no SIMPLE IRAs, SEP-IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For
     purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g., no SIMPLE IRAs, SEP-IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of contingent deferred sales charges - Class B and Class C
CDSCs are charged as a percentage of the dollar amount  subject to the CDSC. The charge will be assessed on an amount  equal to the lesser of the NAV at the time the shares being  redeemed were purchased or the NAV of those shares at the time of  redemption.  No CDSC will be imposed on  increases  in NAV above the initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "NAV at the time of purchase"  will be the NAV at purchase of Class B Shares or Class C Shares of the Fund,  even if those shares are later exchanged for shares of another Delaware Investments(R) Fund. In the event of an exchange of the shares,  the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

                                       14

Dealer compensation

The  financial  advisor  that  sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

--------------------------------------- ------------ ------------- ------------ --------------
                                         Class A(1)    Class B(2)   Class C(3)   Class R(4)
--------------------------------------- ------------ ------------- ------------ --------------
Commission (%)                               ---         4.00%        1.00%          ---
--------------------------------------- ------------ ------------- ------------ --------------
Investment less than $50,000                5.00%         ---          ---           ---
--------------------------------------- ------------ ------------- ------------ --------------
$50,000 but less than $100,000              4.00%         ---          ---           ---
--------------------------------------- ------------ ------------- ------------ --------------
$100,000 but less than $250,000             3.00%         ---          ---           ---
--------------------------------------- ------------ ------------- ------------ --------------
$250,000 but less than $500,000             2.00%         ---          ---           ---
--------------------------------------- ------------ ------------- ------------ --------------
$500,000 but less than $1,000,000           1.60%         ---          ---           ---
--------------------------------------- ------------ ------------- ------------ --------------
$1,000,000 but less than $5,000,000         1.00%         ---          ---           ---
--------------------------------------- ------------ ------------- ------------ --------------
$5,000,000 but less than $25,000,000        0.50%         ---          ---           ---
--------------------------------------- ------------ ------------- ------------ --------------
$25,000,000 or more                         0.25%         ---          ---           ---
--------------------------------------- ------------ ------------- ------------ --------------
12b-1 Fee to Dealer                         0.30%        0.25%        1.00%         0.60%
--------------------------------------- ------------ ------------- ------------ --------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares, although under the plan adopted by the Board of  Trustees  that  went into  effect on June 1, 1992 a lesser amount may be paid.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to receive a 12b-1  service  fee of up to 0.25% from the date of  purchase.
     After eight years, Class B shares automatically convert into Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee  applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to limit this amount to 0.50%  through  January 31, 2008.  Your securities  dealer  may be  eligible  to receive a 12b-1 fee of up to 0.60%
     from the date of purchase, although this rate is currently 0.50%.

Payments to Intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers,  dealers or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants, sales persons and customers (distribution assistance). The level of payments  made to a  qualifying  Financial  Intermediary  in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Fund's shares.

For more information, please see the Fund's SAI.

                                       15

About your account (continued)

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments(R) Fund holdings in any other account,  including  retirement accounts held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
Class R shares have no up-front sales charge.  We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced initial sales charge.

--------------- --------------------------------- -------------------------------------------------

                                                                     Share class
    Program                How it works                 A                 B             C
---------------- --------------------------------- -------------- ----------------------------------
Letter of        Through a Letter of Intent             X         Although the Letter of Intent
Intent           you agree to invest a certain                    and Rights of Accumulation do
                 amount in Delaware                               not apply to the purchase of
                 Investments(R) Funds (except                     Class B and Class C shares, you
                 money market funds with no                       can combine your purchase of
                 sales charge) over a 13-month                    Class A shares with your
                 period to qualify for reduced                    purchase of Class B and Class C
                 front-end sales charges.                         shares to fulfill your Letter of
                                                                  Intent or qualify for Rights of
                                                                  Accumulation.
---------------- --------------------------------- --------------
Rights of        You can combine your holdings          X
Accumulation     or purchases of all Delaware
                 Investments(R) Funds (except
                 money market funds with no
                 sales charge), as well as the
                 holdings and purchases of
                 your spouse and children
                 under 21 to qualify for
                 reduced front-end sales
                 charges.
---------------- --------------------------------- -------------- ----------------- ----------------
Reinvestment     Up to 12 months after you         For Class      For Class B,      Not
of Redeemed      redeem shares, you can            A, you         your account      available.
Shares           reinvest the proceeds without     will not       will be
                 paying a sales charge, as         have to        credited with
                 noted to the right.               pay an         the CDSC you
                                                   additional     previously
                                                   front-end      paid on the
                                                   sales          amount you
                                                   charge.        are
                                                                  reinvesting.
                                                                  Your schedule
                                                                  for CDSC and
                                                                  conversion to
                                                                  Class A will
                                                                  not start
                                                                  over again;
                                                                  it will pick
                                                                  up from the
                                                                  point at
                                                                  which you
                                                                  redeemed your
                                                                  shares.
---------------- --------------------------------- -------------- ----------------------------------
SIMPLE IRA,      These investment plans may             X         There is no reduction in sales
SEP/IRA,         qualify for reduced sales                        charges for Class B or Class C
SAR/SEP,         charges by combining the                         shares for group purchases by
Profit           purchases of all members of                      retirement plans.
Sharing,         the group. Members of these
Pension,         groups may also qualify to
401(k),          purchase shares without a
SIMPLE           front-end sales charge and
401(k),          may qualify for a waiver of
403(b)(7),       any CDSCs on Class A shares.
and 457
Retirement
Plans
---------------- --------------------------------- -------------- ----------------------------------

                                       16

Buying Class A shares at Net Asset Value

Class  A  shares  of the  Fund  may be  purchased  at NAV  under  the  following circumstances,  provided  that you  notify  the Fund in  advance  that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R)Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the Exchange  Privilege  and the
     12-Month Reinvestment Privilege.

o    Purchases  by: (i)  current  and former  officers,  Trustees/Directors  and employees  of any  Delaware  Investments(R) Fund, the Manager or any of its
     current affiliates and those that may in the future be created;  (ii) legal
     counsel  to  the  Delaware   Investments(R) Funds;  and  (iii)   registered
     representatives  and  employees  of  broker/dealers  who have  entered into
     Dealer's  Agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at NAV.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R) Fund at NAV.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R) Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of its affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee-based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       17

About your account (continued)

Waivers of contingent deferred sales charges

------------------------------------------------ ------------- ------------- -------------
                                                                Share Class
                   Category                           A*             B             C
------------------------------------------------ ------------- ------------- -------------
Redemptions in accordance with a Systematic           X              X             X
Withdrawal Plan, provided the annual amount
selected to be withdrawn under the Plan does
not exceed 12% of the value of the account on
the date that the Systematic Withdrawal Plan
was established or modified.
------------------------------------------------ ------------- ------------- -------------
Redemptions that result from the Fund's right         X              X             X
to liquidate a shareholder's account if the
aggregate NAV of the shares held in the
account is less than the then-effective
minimum account size.
------------------------------------------------ ------------- ------------- -------------
Distributions to participants or beneficiaries        X             Not           Not
from a retirement plan qualified under section                   available.    available.
401(a) of the Internal Revenue Code of 1986,
as amended (the Code).
------------------------------------------------ ------------- ------------- -------------
Redemptions pursuant to the direction of a            X             Not           Not
participant or beneficiary of a retirement                       available.    available.
plan qualified under section 401(a) of the
Code with respect to that retirement plan.
------------------------------------------------ ------------- ------------- -------------
Periodic distributions from an individual             X              X             X
retirement account (i.e., IRA, ROTH IRA,
Coverdell IRA, SIMPLE IRA, SAR/SEP or SEP/IRA)
or a qualified plan** (403(b)(7) plan, 457
Deferred Compensation Plan, Profit Sharing
Plan, Money Purchase Plan or 401(k) Defined
Contribution Plan) not subject to a penalty
under Section 72(t)(2)(A) of the Code or a
hardship or unforeseen emergency provision in
the qualified plan as described in Treas. Reg.
§1.401(k)-1(d)(2) and Section 457(d)(3) of
the Code.
------------------------------------------------ ------------- ------------- -------------
Returns of Excess Contributions due to any            X              X             X
regulatory limit from an individual retirement
account (i.e., IRA, ROTH IRA, Coverdell IRA,
SIMPLE IRA, SAR/SEP or SEP/IRA) or a qualified
plan (403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing Plan, Money
Purchase Plan or 401(k) Defined Contribution
Plan).
------------------------------------------------ ------------- ------------- -------------
Distributions by other employee benefit plans         X             Not           Not
to pay benefits                                                  available.    available.
------------------------------------------------ ------------- ------------- -------------
Systematic withdrawals from a retirement              X              X             X
account or qualified plan that are not subject
to a penalty pursuant to Section 72(t)(2)(A)
of the Code or a hardship or unforeseen
emergency provision in the qualified plan** as
described in Treas. Reg.§1.401(k)-1(d)(2)
and Section 457(d)(3) of the Code.  The
systematic withdrawal may be pursuant to
Delaware Investments(R) Funds' Systematic
Withdrawal Plan or a systematic withdrawal
permitted by the Code.
------------------------------------------------ ------------- ------------- -------------
Distributions from an account of a redemption         X              X             X
resulting from the death or disability (as
defined in Section 72(t)(2)(A) of the Code) of
a registered owner or a registered joint owner
occurring after the purchase of the shares
being redeemed.  In the case of accounts
established under the Uniform Gifts to Minors
or Uniform Transfers to Minors Act or trust
accounts, the waiver applies upon the death of
all beneficial owners.
------------------------------------------------ ------------- ------------- -------------
Redemptions by certain legacy retirement              X             Not            X
assets that meet the requirements set forth in                   available.
the SAI.
------------------------------------------------ ------------- ------------- -------------

                                       18

------------------------------------------------ ------------- ------------- -------------
                                                                Share Class
                   Category                           A*             B             C
------------------------------------------------ ------------- ------------- -------------
Redemptions by the classes of shareholders who        X             Not           Not
are permitted to purchase shares at NAV,                         available.    available.
regardless of the size of the purchase.  See
"Buying Class A shares at net asset value"
above.
------------------------------------------------ ------------- ------------- -------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any  applicable  CDSC or Limited CDSC,  unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments(R)  Funds'  Web  site  at  www.delawareinvestments.com.   Additional
information  on sales charges can be found in the SAI,  which is available  upon request.

                                       19

About your account (continued)

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  can  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You can purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100. The minimum  purchase is $250, and you can make additional  investments of $25 or more,  if you are  buying  shares  in an IRA or Roth  IRA,  under  the
Uniform  Gifts to Minors Act or the Uniform  Transfers to Minors Act, or through an Automatic  Investing  Plan.  The minimum  purchase for a Coverdell  Education
Savings Account  (formerly,  an "Education  IRA") is $500. The minimums vary for retirement  plans  other than IRAs,  Roth IRAs or  Coverdell  Education  Savings
Accounts.

                                       20

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed  income  securities  on  the  basis  of  valuations  provided  to us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any fixed income  securities  that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities  using fair value prices based on third-party  vendor modeling tools, to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call our Shareholder Service Center at 800 523-1918.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another member  of your  household,  we  send  your  household  one  copy of the  Fund's prospectus  and annual and  semiannual  reports to that  address  unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will  continue to send one copy of each of these  documents to your  household  until  you  notify  us  that  you  wish to  receive  individual materials.  If you  wish  to  receive  individual  materials,  please  call  our
Shareholder  Service Center at 800 523-1918 or your financial  advisor.  We will begin sending you individual  copies of these  documents 30 days after receiving your request.

                                       21

About your account (continued)

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You can redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas  City,  MO  64121-9656.  All owners of the account must sign the request.  For  redemptions of more than  $100,000,  you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You can redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You can redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       22

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined on the next Business Day. We will deduct any  applicable  CDSCs.  You may also have to pay taxes on the  proceeds  from your sale of  shares.  We will send you a check,  normally the next  Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check,  we will wait until your  check has  cleared,  which can take up to 15 days, before we send your redemption proceeds.

Redemptions-in-kind
The Fund has reserved the right to pay for redemptions with portfolio securities under  certain  conditions.  See the SAI for more  information  on  redemptions-
in-kind.

Account minimums
If you redeem shares and your account  balance falls below the required  account minimum of $1,000  ($250 for IRAs,  Roth IRAs,  Uniform  Gifts to Minors Act and
Uniform  Transfers to Minors Act accounts or accounts with  automatic  investing plans  and $500 for  Coverdell  Education  Savings  Accounts)  for three or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the  required  time,  you will be  charged  a $9 fee for that  quarter  and each quarter  after that until your  account  reaches  the minimum  balance.  If your account  does not reach the minimum  balance,  your Fund may redeem your account after 60 days' written notice to you.

                                       23

About your account (continued)

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements, shareholder reports and other fund materials online, in a secure internet environment at any time, from anywhere.

Online Account Access
Account access is a password  protected  area of the Delaware  Investments(R)Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)   Fund.  The  shares  that  you  purchase  through  the  Dividend
Reinvestment  Plan are not  subject to a  front-end  sales  charge or to a CDSC.
Under most  circumstances,  you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware  Investments(R)  Fund without paying a front-end sales charge or a CDSC at the time of the exchange.  However,  if you exchange  shares from a money  market  fund  that does not have a sales  charge  or from  Class R shares of any fund, you will pay any applicable sales charge on your new shares.
When  exchanging  Class B and Class C shares  of one fund for the same  class of shares in other  funds,  your new shares will be subject to the same CDSC as the shares  you  originally  purchased.  The  holding  period for the CDSC will also remain the same,  with the amount of time you held your  original  shares  being credited  toward the  holding  period of your new  shares.  You do not pay sales charges on shares that you acquired through the  reinvestment of dividends.  You may  have to pay  taxes on your  exchange.  When you  exchange  shares,  you are purchasing  shares in  another  fund so you  should be sure to get a copy of the fund's  prospectus  and  read it  carefully  before  buying  shares  through  an exchange.  We may refuse the purchase side of any exchange  request,  if, in the
Manager's judgment, the Fund would be unable to invest effectively in accordance with its  investment  objective and policies or would  otherwise  potentially be adversely affected.

MoneyLime(SM) On Demand Service
Through our  MoneyLime(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum  transfer of $25 and a maximum  transfer  of  $50,000,  except for purchases  into  IRAs.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

                                       24

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service,  you can  have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The  applicable  Limited  CDSC for Class A shares and the CDSC for Class B and C shares  redeemed via a Systematic  Withdrawal  Plan will be waived if the annual amount  withdrawn  in each year is less than 12% of the  account  balance on the date that the Plan is  established.  If the annual amount  withdrawn in any year exceeds 12% of the account  balance on the date that the  Systematic  Withdrawal
Plan is  established,  all  redemptions  under the Plan will be  subject  to the applicable CDSC,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who  follows a pattern of market  timing in any  Delaware  Investments(R)
Fund or Optimum Fund Trust to be a market timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
CDSC or the sale  results in adverse  tax  consequences.  To avoid this risk,  a shareholder should carefully monitor the purchases,  sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

                                       25

About your account (continued)

Frequent trading of Fund shares (continued)

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or  exchanges  of Fund  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the  Fund  may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases  and sales or exchanges of the Fund's shares may also force the Fund to sell  portfolio  securities  at  inopportune  times to raise cash to accommodate short-term trading activity.  This could adversely affect the Fund's performance  if, for  example,  the Fund incurs  increased  brokerage  costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the Fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly-traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities  or  municipal bonds.

Transaction   monitoring  procedures  The  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in Fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive  trading.  For purposes  of these  transaction  monitoring  procedures,  the Fund may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar-cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

                                       26

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has qualified as a regulated  investment company under the Code. As a regulated  investment  company,  the Fund generally pays no federal  income tax on the income and gains it  distributes  to you. The
Fund expects to declare and distribute all of its net investment income, if any, to  shareholders  as  dividends  annually.  The Fund  will also  distribute  net
realized  capital  gains,  if  any,  at  least  annually.   The  amount  of  any
distribution  will vary,  and there is no guarantee  the Fund will pay either an income dividend or a capital gains distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are  taxable as if they were paid in  December.  The Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  the Fund makes every effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  the Fund will send you a  corrected  Form  1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the  distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding at a 30% or lower treaty rate and U.S.  estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds, including those affected by the Delaware  Investments(R) Funds, as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains, and could also increase transaction costs or portfolio turnover.

                                       27

Financial highlights

The Financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware Growth Opportunities Fund                                                          Class A
                                                                                         Year ended
                                                                                               9/30
                                         2006         2005         2004         2003           2002

Net asset value, beginning of
  period                              $22.910      $18.870      $17.070      $13.300        $15.120

Income (loss) from investment
  operations:
Net investment loss(2)                (0.144)      (0.161)      (0.178)      (0.137)        (0.136)
Net realized and unrealized
  gain (loss) on investments            1.129        4.201        1.978        3.907        (1.684)
                                      -------      -------      -------      -------        -------
Total from investment
  operations                            0.985        4.040        1.800        3.770        (1.820)
                                      -------      -------      -------      -------        -------

Less dividends and
  distributions:
From net realized gain on
  investments                         (1.025)          ---          ---          ---            ---
                                      -------      -------      -------      -------        -------
Total dividends and
  distributions                       (1.025)          ---          ---          ---            ---
                                      -------      -------      -------      -------        -------

Net asset value, end of period        $22.870      $22.910      $18.870      $17.070        $13.300
                                      =======      =======      =======      =======        =======

Total return                         4.20%(3)    21.41%(3)    10.49%(3)    28.35%(3)    (12.04%)(3)

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                           $531,707     $531,604     $456,455     $413,160       $357,438
Ratio of expenses to average
  net assets                            1.43%        1.44%        1.48%        1.55%          1.46%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses paid
  indirectly                               --           --           --           --             --
Ratio of net investment loss
  to average net assets               (0.61%)      (0.76%)      (0.93%)      (0.91%)        (0.81%)
Ratio of net investment loss
  to average net assets prior
  to expense limitation and
  expenses paid indirectly                 --           --           --           --             --
Portfolio turnover                        80%          84%         106%         100%            97%

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.

(4)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the Distributor,  as applicable.  Performance  would have been lower had the expense limitation not been in effect.

(5)  Portfolio turnover is representative of the Fund for the entire year.

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions - From net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and CDSCs,  and assume the shareholder has reinvested all dividends and realized gains.

                                       28

Delaware Growth Opportunities Fund                                                          Class B
                                                                                         Year ended
                                                                                               9/30
                                         2006         2005         2004         2003           2002

Net asset value, beginning of
  period                              $20.230      $16.770      $15.290      $12.000        $13.730

Income (loss) from investment
  operations:
Net investment loss(2)                (0.280)      (0.286)      (0.292)      (0.227)        (0.238)
Net realized and unrealized
  gain (loss) on investments            1.015        3.746        1.772        3.517        (1.492)
                                      -------      -------      -------      -------        -------
Total from investment
  operations                            0.735        3.460        1.480        3.290        (1.730)
                                      -------      -------      -------      -------        -------

Less dividends and
  distributions:
From net realized gain on
  investments                         (1.025)          ---          ---          ---            ---
                                      -------      -------      -------      -------        -------
Total dividends and
  distributions                       (1.025)          ---          ---          ---            ---
                                      -------      -------      -------      -------        -------

Net asset value, end of period        $19.940      $20.230      $16.770      $15.290        $12.000
                                      =======      =======      =======      =======        =======

Total return                         3.45%(3)    20.63%(3)     9.68%(3)    27.52%(3)    (12.67%)(3)

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                            $16,868      $22,132      $25,670      $28,539        $26,389
Ratio of expenses to average
   net assets                           2.13%         2.14%       2.18%        2.25%          2.16%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses paid
  indirectly                               --           --           --           --             --
Ratio of net investment loss
  to average net assets               (1.31%)      (1.46%)      (1.63%)      (1.61%)        (1.51%)
Ratio of net investment loss
  to average net assets prior
  to expense limitation and
  expenses paid indirectly                 --           --           --           --             --
Portfolio turnover                        80%          84%         106%         100%            97%

Delaware Growth Opportunities Fund                                                          Class C
                                                                                         Year ended
                                                                                               9/30
                                         2006         2005         2004         2003           2002

Net asset value, beginning of
  period                              $20.720      $17.180      $15.660      $12.280        $14.060

Income (loss) from investment
  operations:
Net investment loss(2)                (0.285)      (0.290)      (0.296)      (0.231)        (0.241)
Net realized and unrealized
  gain (loss) on investments            1.030        3.830        1.816        3.611        (1.539)
                                      -------      -------      -------      -------        -------
Total from investment
  operations                            0.745        3.540        1.520        3.380        (1.780)
                                      -------      -------      -------      -------        -------

Less dividends and
  distributions:
From net realized gain on
  investments                         (1.025)          ---          ---          ---            ---
                                      -------      -------      -------      -------        -------
Total dividends and
  distributions                       (1.025)          ---          ---          ---            ---
                                      -------      -------      -------      -------        -------

Net asset value, end of period        $20.440      $20.720      $17.180      $15.660        $12.280
                                      =======      =======      =======      =======        =======

Total return                         3.47%(3)    20.61%(3)     9.64%(3)    27.52%(3)    (12.66%)(3)

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                             $8,126       $8,598       $8,460       $8,471         $6,398
Ratio of expenses to average
   net assets                           2.13%        2.14%        2.18%        2.25%          2.16%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses paid
  indirectly                               --           --           --           --             --
Ratio of net investment loss
  to average net assets               (1.31%)      (1.46%)      (1.63%)      (1.61%)        (1.51%)
Ratio of net investment loss
  to average net assets prior
  to expense limitation and
  expenses paid indirectly                 --           --           --           --             --
Portfolio turnover                        80%          84%         106%         100%            97%

Delaware Growth Opportunities Fund                                           Class R

                                                                              Period
                                                             Year ended    6/2/03(1)
                                                                   9/30           to
                                         2006         2005         2004      9/30/03

Net asset value, beginning of         $22.770      $18.800      $17.060      $16.080
period

Income (loss) from investment
 operations:
Net investment loss(2)                (0.190)      (0.221)      (0.235)      (0.064)
Net realized and unrealized
  gain on investments                   1.125        4.191        1.975        1.044
                                      -------      -------      -------      -------
Total from investment
  operations                            0.935        3.970        1.740        0.980
                                      -------      -------      -------      -------

Less dividends and
  distributions:
From net realized gain on
  investments                         (1.025)          ---          ---          ---
                                      -------      -------      -------      -------
Total dividends and distributions     (1.025)          ---          ---          ---
                                      -------      -------      -------      -------

Net asset value, end of period        $22.680      $22.770      $18.800      $17.060
                                      =======      =======      =======      =======

Total return                         4.01%(4)    21.12%(4)    10.20%(4)     6.09%(4)

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                             $3,520       $3,069         $387         $---
Ratio of expenses to average
  net assets                            1.63%        1.72%        1.78%        1.79%
Ratio of expenses to average
  net assets prior to expense
  limitation and expenses paid
  indirectly                            1.73%        1.74%          ---          ---
Ratio of net investment loss
  to average net assets               (0.81%)      (1.04%)      (1.23%)      (1.22%)
Ratio of net investment loss
  to average net assets prior
  to expense limitation and
  expenses paid indirectly            (0.91%)      (1.06%)          ---          ---
Portfolio turnover                        80%          84%         106%      100%(4)

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       29

Glossary

How to use this glossary

This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a fixed  income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

                                       30

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell Midcap(R) Growth Index
The Russell  Midcap  Growth Index is an unmanaged  market-weighted  total return index that measures the  performance  of those  companies in the Russell  Midcap
Index with higher  price-to-book ratios and higher forecasted growth values. The
Russell Midcap Index measures the  performance of the 800 smallest  companies in the Russell 1000 Index,  which is comprised of the 1,000 largest U.S.  companies based on total market capitalization.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more detailed  information about a fund's organization, management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

                                       31

Glossary (continued)

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       32

Additional Information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's Web site  (www.delawareinvestments.com).  You may obtain additional information about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR Database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       33

Delaware
Investments(R)
A member of the Lincoln Financial Group

Contact information

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER  SERVICE  CENTER
800 523-1918 Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7
p.m. Eastern Time:

o    For fund information, literature, price, yield and performance figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

Delaware Growth Opportunities Fund Symbols
                                        CUSIP                      NASDAQ
Class A                               245906102                     DFCIX
Class B                               245906300                     DFBIX
Class C                               245906409                     DEEVX
Class R                               245906508                     DFRIX

Investment Company Act file number: 811-04413

                                                                    MF-07-01-370
PR-016 [9/06] CGI 1/07                                                   PO11582

                                                                        Delaware
                                                                  Investments(R)
                                             A member of Lincoln Financial Group

GROWTH-EQUITY

Prospectus        JANUARY 28, 2007

                  DELAWARE GROWTH OPPORTUNITIES FUND
                  INSTITUTIONAL CLASS

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                                         page  2
Delaware Growth Opportunities Fund                                         2

How we manage the Fund                                                page 5
Our investment strategies                                                  5
The securities we typically invest in                                      6
The risks of investing in the Fund                                         8
Disclosure of portfolio holdings information                               9

Who manages the Fund                                                 page 10
Investment manager                                                        10
Portfolio managers                                                        10
Manager of managers structure                                             11
Who's who?                                                                12

About your account                                                   page 13
Investing in the Fund                                                     13
Payments to intermediaries                                                13
How to buy shares                                                         14
Fair valuation                                                            15
Document delivery                                                         15
How to redeem shares                                                      15
Account minimum                                                           16
Exchanges                                                                 16
Frequent trading of Fund shares                                           16
Dividends, distributions and taxes                                        18
Certain management considerations                                         19

Financial highlights                                                 page 20

Glossary                                                             page 22

Additional information                                               page 25

                                       1

Profile:  Delaware Growth Opportunities Fund

What is the Fund's goal?
Delaware Growth Opportunities Fund seeks long-term capital growth.  Although the
Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest  primarily in common  stocks of  medium-sized  companies.  We consider medium-sized  companies to be those companies whose market  capitalizations fall within the range represented in the Russell Midcap(R) Growth Index at the time of the Portfolio's  investment.  As of the latest  reconstitution on June 30, 2006, the average market  capitalization  of a company in the Russell  Midcap(R) Growth
Index was approximately $5.317 billion and the median market  capitalization was approximately $3.972 billion. The Index had a total market  capitalization range of  approximately  $1.706  billion to  $16.478  billion.  We may also  invest in securities that are convertible  into common stock. In selecting  stocks for the
Fund, we typically look for companies that have  established  themselves  within their industry, but still have growth potential.

We use a bottom-up approach to select stocks,  evaluating  individual  companies rather than trends in the economy or the investment  markets.  Researching  each company,  its products,  services,  competitors  and management team helps us to select  stocks of  companies  that we think  will  provide  high and  consistent earnings growth with a reasonable level of risk.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock  prices,  which  could be  caused  by a drop in the  stock  market or poor performance  from  particular  companies or  industries.  In addition,  Delaware
Growth  Opportunities  Fund invests in  small-sized or  medium-sized  companies.
These companies may involve greater risk due to their size, narrow product lines or limited financial resources.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 8.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors  seeking  exposure to the capital  appreciation  opportunities of medium-size, growth-oriented companies.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short-term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has the Delaware Growth Opportunities Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past 10 calendar years, as well as the average annual returns of the Institutional Class shares for one-year,  five-year and 10-year periods. The
Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication  of how it will perform in the future.  The returns  reflect  expense caps in effect  during  certain of these  periods.  The  returns  would be lower without the expense  caps.  Please see the  footnotes  on page 4 for  additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN]

Year-by-year total return (Institutional Class)

--------- --------- --------- --------- ---------- ---------- --------- --------- --------- --------
    1997      1998      1999      2000       2001       2002      2003      2004      2005     2006
--------- --------- --------- --------- ---------- ---------- --------- --------- --------- --------
  14.39%    18.09%    65.17%    -9.89%    -16.80%    -24.68%    39.54%    12.49%    10.33%    5.25%
--------- --------- --------- --------- ---------- ---------- --------- --------- --------- --------

During the periods illustrated in this bar chart,  Institutional  Class' highest quarterly  return was 48.21% for the  quarter  ended  December  31, 1999 and its lowest quarterly return was -24.78% for the quarter ended December 31, 2000.

Average annual returns for periods ending 12/31/06

-------------------------------------- ----------- ------------ --------------
                                          1 year      5 years     10 years
-------------------------------------- ----------- ------------ --------------
Return before taxes                        5.25%        6.54%        8.67%
-------------------------------------- ----------- ------------ --------------
Return after taxes on distributions        4.30%        6.23%        6.78%
-------------------------------------- ----------- ------------ --------------
Return after taxes on distributions
  and sale of Fund shares                  4.72%        5.66%        6.91%
-------------------------------------- ----------- ------------ --------------
Russell Midcap(R) Growth Index
  (reflects no deduction for fees,
  expenses or taxes)                      10.66%        8.22%        8.62%
-------------------------------------- ----------- ------------ --------------

The  Fund's  returns  above  are  compared  to the  performance  of the  Russell
Midcap(R)  Growth  Index.  The  Russell  Midcap(R)  Growth  Index  measures  the performance  of  those  companies  in  the  Russell  Midcap  Index  with  higher
price-to-book   ratios  and  higher  forecasted   growth  values.   The  Russell
Midcap(R)Index  measures the  performance  of the 800 smallest  companies in the
Russell 1000 Index, which is comprised of the 1,000 largest U.S. companies based on total market  capitalization.  You should remember that, unlike the Fund, the
Russell  Midcap(R)  Growth  Index is  unmanaged  and does not reflect the actual costs of  operating  a mutual  fund,  such as the costs of buying,  selling  and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and  individual  retirement  accounts  (IRAs).  The after-tax  returns shown are calculated  using the highest  individual  federal  marginal income tax rates in effect  during the Fund's  lifetime  and do not  reflect the impact of state and
local   taxes.   The   after-tax   rate  used  is  based  on  the   current  tax
characterization  of the elements of the Fund's  returns  (e.g.,  qualified  vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

                                       3

Profile:  Delaware Growth Opportunities Fund (continued)

What are the Fund's fees and expenses?

The following  table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

------------------------------------- ----------------------------------- -------------
You do not pay sales charges          CLASS                               INSTITUTIONAL
directly from your investments when   ----------------------------------- -------------
you buy or sell shares of the         Maximum sales charge (load)
Institutional Class.                   imposed on purchases as a
                                       percentage of offering price                none
                                      ----------------------------------- -------------
                                      Maximum contingent deferred sales
                                       charge (load) as a percentage of
                                       original purchase price or
                                       redemption price, whichever is
                                       lower                                       none
                                      ----------------------------------- -------------
                                      Maximum sales charge (load)
                                       imposed on reinvested dividends             none
                                      ----------------------------------- -------------
                                      Redemption fees                              none
                                      ----------------------------------- -------------
                                      Exchange fees(1)                             none
------------------------------------- ----------------------------------- -------------

------------------------------------- ----------------------------------- -------------
Annual fund operating expenses are    CLASS                               INSTITUTIONAL
deducted from the Fund's assets.      ----------------------------------- -------------
                                      Management fees(2)                          0.74%
                                      ----------------------------------- -------------
                                      Distribution  and service  (12b-1)
                                       fees                                        none
                                      ----------------------------------- -------------
                                      Other expenses                              0.39%
                                      ----------------------------------- -------------
                                      Total annual fund operating
                                       expenses                                   1.13%
                                      ----------------------------------- -------------
                                      Fee waivers and expenses                  (0.03%)
                                      ----------------------------------- -------------
                                      Net expenses                                1.10%
------------------------------------- ----------------------------------- -------------

------------------------------------- --------------------------- ---------------------
This example is intended to help      1 year                                       $112
you compare the cost of investing     --------------------------- ---------------------
in the Fund to the cost of            3 years                                      $356
investing in other mutual funds       --------------------------- ---------------------
with similar investment objectives.   5 years                                      $619
We show the cumulative amount of      --------------------------- ---------------------
Fund expenses on a hypothetical       10 years                                   $1,372
investment of $10,000 with an
annual 5% return over the time
shown. The Fund's actual rate of
return may be greater or less than
the hypothetical 5% return we use
here. This example reflects the net
operating expenses with expense
waivers for the one-year
contractual period and the total
operating expenses without waivers
for years two through 10.  This is
an example only, and does not
represent future expenses, which
may be greater or less than those
shown here.
------------------------------------- -------------------------------------------------

(1)  Exchanges are subject to the  requirements of each Delaware  Investments(R)
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  The investment  manager  (Manager) has contracted to waive all or a portion of its investment  advisory fees and/or reimburse  expenses through January
     31,  2008  in  order  to  prevent  total  annual  fund  operating  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  inverse  floater program expenses,  brokerage fees,  certain insurance costs and non-routine expenses  or costs,  including,  but not  limited  to,  those  relating  to reorganizations,  litigation,  certain  Trustee  retirement  plan expenses,
     conducting    shareholder   meetings   and   liquidations    [collectively,
     "non-routine  expenses"]) from exceeding,  in an aggregate amount, 1.10% of average  daily net assets of the Fund.  For  purposes of these  waivers and reimbursements, non-routine expenses may also include such additional costs and  expenses as may be agreed  upon from time to time by the Fund's  Board and the Manager.

                                       4

How we manage the Fund

Our investment strategies

We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments  for the  Fund.  The  following  are  descriptions  of how the portfolio management team pursues the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We strive to  identify  companies  of  medium-market  capitalization  that offer above-average  opportunities  for long-term capital growth because we think they are  poised  to  provide  high  and  consistent  earnings  growth.  Medium-sized companies are generally considered to be those whose market  capitalizations are included in the range represented by the Russell Midcap(R) Growth Index.

Companies  in the early  stages of their  development  often offer the  greatest opportunities for rising share prices. However, the smallest companies generally involve  the most  risk  because  they may have  very  limited  resources,  less management  experience or narrower  product lines. We believe that  medium-sized companies can provide many of the growth  opportunities of small companies,  but with less risk. Medium-sized companies may be more established in their industry and have greater financial  resources.  Yet, they may still have the flexibility and growth potential of a smaller company.

We use a  bottom-up  approach  to  stock  selection,  carefully  evaluating  the characteristics of individual companies.  We rely heavily on our own research in selecting  companies for the portfolio.  That research might include  one-on-one meetings with executives,  company competitors,  industry experts and customers.
Our first step in  identifying  promising  companies is to pinpoint  stocks that exhibit one or more of the following characteristics:

o    A history of high earnings-per-share growth;
o    Expectations   for  future   earnings   growth  that  are  either  high  or
     accelerating;
o    A price to earnings ratio that is low relative to other stocks - indicating that the stock might be undervalued;
o    A  discounted  cash  flow that is high  relative  to other  stocks;  or o A special situation that has caused the stock to fall out of favor, but which we believe creates potential for even greater long-term price appreciation.

Once we have narrowed our search to companies  with one or more of the preceding
characteristics,   we  then  conduct  even  more  thorough  hands-on   research,
evaluating a wide variety of factors, including:

o    The financial strength of the company;
o    The expertise of its management;
o    The growth potential of the company within its industry; and
o    The growth potential of the industry.

Our goal is to select companies that are likely to perform well over an extended time frame.

In order to  reduce  the  inherent  risks of equity  investing,  we  maintain  a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

The Fund's  investment  objective  is  non-fundamental.  This means the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       5

How we manage the Fund (continued)

The securities we typically invest in

Stocks generally offer investors the potential for capital  appreciation and may pay dividends as well.

------------------------------------------ ---------------------------------------
           Securities                                 How we use them
------------------------------------------ ---------------------------------------
Common stocks: Securities that represent   Under normal circumstances, we
shares of ownership in a corporation.      generally will invest 85% to 100%
Stockholders participate in the            of the Fund's net assets in common
corporation's profits and losses,          stock with an emphasis on
proportionate to the number of shares      medium-sized companies.
they own.
------------------------------------------ ---------------------------------------
American Depositary Receipts (ADRs):       We may hold ADRs when we believe they
ADRs are receipts issued by a depositary   offer greater appreciation potential
(usually a U.S. bank) and represent the    than U.S. securities.
bank's holdings of a stated number of
shares of a foreign corporation.  An ADR
entitles the holder to all dividends and
capital gains earned by the underlying
foreign shares. ADRs are typically
bought and sold on U.S. securities
exchanges in the same way as other U.S.
securities.
------------------------------------------ ---------------------------------------
Repurchase agreements: An agreement        Typically, we use repurchase
between a buyer of securities, such as     agreements as a short-term investment
the Fund, and a seller of securities, in   for the Fund's cash position. In
which the seller agrees to buy the         order to enter into these repurchase
securities back within a specified time    agreements, the Fund must have
at the same price the buyer paid for       collateral of at least 102% of the
them, plus an amount equal to an agreed    repurchase price.  We will only enter
upon interest rate. Repurchase             into repurchase agreements in which
agreements are often viewed as             the collateral is comprised of U.S.
equivalent to cash.                        government securities.
------------------------------------------ ---------------------------------------
Restricted securities: Privately-placed    We may invest in privately-placed
securities whose resale is restricted      securities, including those that are
under U.S. securities laws.                eligible for resale only among
                                           certain institutional buyers without
                                           registration, commonly known as "Rule
                                           144A Securities."
------------------------------------------ ---------------------------------------
Options and Futures: Options represent a   If we have stocks that have
right to buy or sell a security or a       unrealized gains because of past
group of securities at an agreed upon      appreciation, we may want to protect
price at a future date. The purchaser of   those gains when we anticipate
an option may or may not choose to go      adverse conditions. We might use
through with the transaction; the seller   options or futures to neutralize the
of an option must go through with the      effect of any price declines, without
transaction.                               selling the security. We might also
                                           use options or futures to gain
Writing a covered call option on a         exposure to a particular market
security obligates the owner of the        segment without purchasing individual
security to sell it at an agreed upon      securities in that segment.  We might
price on an agreed upon date (usually no   use this approach if we had excess
more than nine months in the future).      cash that we wanted to invest
The owner of the security receives a       quickly.
premium payment from the purchaser of
the call, but if the security              We might use covered call options if
appreciates to a price greater than the    we believe that doing so would help
agreed upon selling price, the fund        the Fund to meet its investment
would lose out on those gains.             objective.

Futures contracts are agreements for the
purchase or sale of securities at a        Use of these strategies can increase
specified price, on a specified date.      the operating costs of the Fund and
Unlike an option, a futures contract       can lead to loss of principal.
must be executed unless it is sold
before the settlement date.

Options and futures are generally
considered to be derivative securities.
------------------------------------------ ---------------------------------------
Illiquid securities: Securities that do    We may invest up to 10% of the Fund's
not have a ready market and cannot be      net assets in illiquid securities.
easily sold, within seven days, at
approximately the price at which a fund
has valued them.
------------------------------------------ ---------------------------------------

                                       6

We may  also  invest  in other  securities,  including  convertible  securities, warrants,  preferred  stocks and bonds.  Please see the  Statement of Additional
Information (SAI) for additional  descriptions of these  securities,  as well as those listed in the table above.

Lending securities
We may lend up to 25% of the  Fund's  assets  to  qualified  broker/dealers  and institutional investors for use in their securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Borrowing from banks
We may borrow  money from banks as a  temporary  measure  for  extraordinary  or emergency  purposes  or to  facilitate  redemptions.  We will be required to pay interest to the lending  banks on the amount  borrowed.  As a result,  borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in cash or cash equivalents. To the extent that we hold such instruments, the Fund may be unable to achieve its investment objective.

Portfolio turnover
We  anticipate  that the Fund's  annual  portfolio  turnover may be greater than
100%. A turnover  rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single security.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for shareholders on realized investment gains.

                                       7

How we manage the Fund (continued)

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

------------------------------------------ ----------------------------------------
                  Risks                         How we strive to manage them
------------------------------------------ ----------------------------------------
Market risk is the risk that all or a      We maintain a long-term investment
majority of the securities in a certain    approach and focus on stocks we
market-- like the stock or bond market--   believe can appreciate over an
will decline in value because of factors   extended time frame regardless of
such as economic conditions, future        interim market fluctuations. We do not
expectations or investor confidence.       try to predict overall stock market
                                           movements. Although we may hold
                                           securities for any amount of time, we
                                           generally do not trade for short-term
                                           purposes.
------------------------------------------ ----------------------------------------
Industry and security risk:  Industry      We limit the amount of the Fund's
risk is the risk that the value of         assets invested in any one industry
securities in a particular industry will   and in any individual security. We
decline because of changing expectations   also follow a rigorous selection
for the performance of that industry.      process before choosing securities and
                                           continually monitor them while they
Security risk is the risk that the value   remain in the portfolio.
of an individual stock or bond will
decline because of changing expectations
for the performance of the individual
company issuing the stock or bond.
------------------------------------------ ----------------------------------------
Small company risk is the risk that        Though we may invest in small
prices of small- and medium-sized          companies, our focus is on
companies may be more volatile than        medium-sized companies. We believe
those of larger companies because of       medium-sized companies, in general,
limited financial resources or             are more stable than smaller companies
dependence on narrow product lines.        and involve less risk due to their
                                           larger size, greater experience and
                                           more extensive financial resources. In
                                           addition, we maintain a
                                           well-diversified portfolio, select
                                           stocks carefully and monitor them
                                           continually.
------------------------------------------ ----------------------------------------
Interest rate risk is the risk that        We analyze each company's financial
securities will decrease in value if       situation and its cash flow to
interest rates rise. The risk is           determine the company's ability to
generally associated with bonds;           finance future expansion and
however, because smaller companies often   operations.  The potential effect that
borrow money to finance their              rising interest rates might have on a
operations, they may be adversely          stock is taken into consideration
affected by rising interest rates.         before a stock is purchased.
------------------------------------------ ----------------------------------------
Futures and options risk is the            We may use options and futures to
possibility that a fund may experience a   protect gains in the portfolio without
loss if it employs an options or futures   actually selling a security. We may
strategy related to a security or a        also use options and futures to
market index and that security or index    quickly invest excess cash so that the
moves in the opposite direction from       portfolio is generally fully invested.
what the manager anticipated.  Futures
and options also involve additional
expenses, which could reduce any benefit
or increase any loss that a fund gains
from using the strategy.
------------------------------------------ ----------------------------------------

                                       8

------------------------------------------ ----------------------------------------
                  Risks                         How we strive to manage them
------------------------------------------ ----------------------------------------
Foreign risk is the risk that foreign      We typically invest only a small
securities may be adversely affected by    portion of the Fund's portfolio in
political instability, changes in          foreign corporations indirectly
currency exchange rates, foreign           through ADRs. When we do purchase
economic conditions or inadequate          ADRs, they are generally denominated
regulatory and accounting standards.       in U.S. dollars and traded on a U.S.
                                           exchange.
------------------------------------------ ----------------------------------------
Liquidity risk is the possibility that     We limit exposure to illiquid
securities cannot be readily sold,         securities to no more than 15% of the
within seven days, at approximately the    Fund's net assets.
price at which a fund has valued them.
------------------------------------------ ----------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       9

Who manages the Fund

Investment manager
The Fund is managed by Delaware  Management  Company (the Manager),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its services to the Fund,  the Manager was paid an aggregate fee of 0.74% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the period ended September 30, 2006.

Portfolio managers
Marshall T. Bassett has primary  responsibility for making day-to-day investment decisions  for the Fund.  When making  investment  decisions  for the Fund,  Mr.
Bassett  regularly  consults  with  Steven  G.  Catricks,  Barry  S.  Gladstein,
Christopher M. Holland,  Steven T. Lampe, Matthew Todorow,  Rudy D. Torrijos III
and Lori P. Wachs.

Marshall T. Bassett, Senior Vice President,  Chief Investment Officer - Emerging
Growth Equity
Mr. Bassett joined  Delaware  Investments in 1997. He leads the firm's  Emerging
Growth team, which focuses on small-, mid-, and smid-cap investment products and strategies.  Prior to taking over  leadership of the Emerging  Growth team,  Mr.
Bassett  spent  eight  years as a portfolio  manager  and  analyst,  focusing on consumer and retail  stocks in the growth area.  From 1989 to 1997, he worked at
Morgan Stanley Asset Management  Group,  where he most recently served as a vice president in its Emerging Growth group, analyzing small-growth companies. Before that, he worked at a community bank in Hopkinsville, KY, which eventually became part of The Sovran Bank and Trust  Company.  He received his  bachelor's  degree from Duke  University  and an MBA from the  Fuqua  School  of  Business  at Duke
University. Mr. Bassett is a member of the Fuqua School's alumni board.

Steven G. Catricks, CFA, Vice President, Portfolio Manager
Mr.  Catricks  joined  Delaware  Investments  in 2001.  He handles  research and analysis in the technology  sector for the firm's  Emerging  Growth Equity team.
Previously,  he was an equity analyst at BlackRock  Financial from 1999 to 2000, where he specialized in small-capitalization  growth stocks. He also worked as a systems  engineer at Dow  Jones/Factiva,  and as a senior systems engineer at GE
Aerospace/Lockheed  Martin.  He started his career as a systems  engineer at the
Naval Air  Development  Center,  where he spent 15 years.  Mr.  Catricks holds a bachelor's degree in electrical  engineering from Drexel University,  a master's degree in engineering  from the University of Pennsylvania  and has more than 18 years of experience in the technology industry.  Mr. Catricks is a member of the
Institute of Electrical and Electronics Engineers.

Barry S. Gladstein, CFA, Vice President, Portfolio Manager
Mr. Gladstein joined Delaware  Investments in 1995. He is a portfolio manager in the energy,  industrials,  and materials  sector of the firm's  Emerging  Growth
Equity  team.  Prior  to  joining  Delaware  Investments,  he  was  director  of operational  planning  at  CIGNA  Corporation  from  1991 to 1995  and a  senior accountant  with Arthur  Young.  He holds a  bachelor's  degree from  Binghamton
University and an MBA from The Wharton School of the University of Pennsylvania, and he is a member of the CFA Society of Philadelphia.

Christopher M. Holland, Vice President, Portfolio Manager
Mr. Holland,  who joined Delaware Investments in 2001, is a portfolio manager in the business services sector of the firm's Emerging Growth Equity team. Prior to joining Delaware Investments,  Mr. Holland worked for three years as a municipal fixed income analyst at BlackRock and in private client  services at J.P. Morgan
Chase for another year. Mr. Holland holds a bachelor's  degree in economics from the  University  of Delaware  and an MBA with a  concentration  in finance  from
Villanova University.

Steven T. Lampe, CPA, Vice President, Portfolio Manager
Mr. Lampe,  who joined Delaware  Investments in 1995, is a portfolio  manager in the  business and  financial  services  and  healthcare  sectors of the Emerging
Growth  Equity  team.  He  previously  served as a manager  at  Pricewaterhouse, specializing in financial services firms. Mr. Lampe received a bachelor's degree in economics and an MBA with a concentration  in finance from The Wharton School of the University of Pennsylvania.

                                       10

Matthew Todorow, CFA, Vice President, Portfolio Manager
Mr. Todorow joined Delaware  Investments In December 2003. His primary portfolio management  responsibilities  for the firm's  Emerging Growth Equity team are in healthcare,  a sector he has  covered  since  1997.  Prior to  joining  Delaware
Investments,  he served as an executive  director for Morgan Stanley  Investment
Management and was a portfolio manager for its small/mid-cap  group. Mr. Todorow holds a bachelor's  degree from Temple University and an MBA from the University of Georgia's Terry College of Business, and he is a member of the CFA Society of
Philadelphia.

Rudy D. Torrijos III, Vice President, Portfolio Manager
Mr.  Torrijos  joined  Delaware  Investments in July 2005,  where he serves as a portfolio  manager with a focus on the technology sector for the firm's Emerging
Growth  Equity  team.  He spent the prior two years as a  technology  analyst at
Fiduciary  Trust,  where he was responsible for sector  management of technology stocks for small-cap equity products. From 1997 to 2002, he worked for Neuberger
Berman Growth Group, first as an analyst and then as fund manager.  Mr. Torrijos worked as a technology analyst at Hellman Jordan Management for three years, and he began his  career as a  marketing/strategic  financial  planning  analyst  at
Unocal in Los  Angeles.  Mr.  Torrijos  attended  Harvard  University,  where he graduated with a bachelor's degree in applied mathematics/economics.

Lori P. Wachs, CFA, Vice President, Portfolio Manager
Ms. Wachs joined  Delaware  Investments in 1992. She is a portfolio  manager and analyst for the consumer sector in the firm's Emerging Growth Equity group.  She
joined  Delaware   Investments  after  serving  in  the  equity-risk   arbitrage
department of Goldman Sachs from 1990 to 1992. She holds a bachelor's  degree in economics from The Wharton School of the University of Pennsylvania.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of other Fund shares.

Manager of managers structure
The Fund and the Manager have  received an exemptive  order from the  Securities and Exchange  Commission (SEC) to operate under a manager of managers  structure that permits the Manager, with the approval of the Board of Trustees, to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and  terminate  sub-advisory  agreements  on  behalf  of the Fund  without shareholder approval (the Manager of Managers  Structure).  Under the Manager of
Manager Structure, the Manager has ultimate responsibility, subject to oversight by the Fund's Board, for overseeing the Fund's  sub-advisors and recommending to the Board their hiring, termination or replacement. The SEC order does not apply to any sub-advisor  that is affiliated  with the Fund or the Manager.  While the
Manager does not currently expect to use the Manager of Managers  Structure with respect to the Fund,  the Manager  may, in the future,  recommend  to the Fund's
Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more  sub-advisors  to manage all or a portion  of the  Fund's'
portfolio.

The  Manager of Managers  Structure  enables  the Fund to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder  approval.  Shareholders  will be notified  of any  changes  made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       11

Who manages the Fund (continued)

Who's who?
This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments(R) Funds.

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     The Fund                       Brooklyn, NY 11245

                                   Distributor                              Service agent
                                   Delaware Distributors, L.P.              Delaware Service Company, Inc.
                                   2005 Market Street                       2005 Market Street
                                   Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
Portfolio managers
(see page 10 for details)
                                                            Shareholders

Board of Trustees  A mutual fund is governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through  distributors  who are  regulated as  broker/dealers  and are subject to
National  Association of Securities Dealers,  Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler    Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  Fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent  Mutual fund  companies employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       12

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover IRAs from such plans;

o    tax-exempt  employee  benefit plans of the Fund's Manager or its affiliates and securities  dealer firms with a selling  agreement with the distributor
     (Distributor);

o    institutional  advisory  accounts  (including  mutual funds  managed by the
     Fund's Manager) and clients of Delaware Investment  Advisers,  an affiliate of the Manager,  or its affiliates,  as well as the clients' affiliates and their corporate sponsors, subsidiaries,  related employee benefit plans and rollover IRAs of, or from, such institutional advisory accounts;

o    a bank, trust company and similar financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted  to  the  advisor  for  investment  purposes.  Use of
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients; or

o    certain plans qualified under Section 529 of the Internal Revenue Code (the
     Code),  as amended,  for which the Fund's  Manager,  Distributor or service
     agent  or  one  or  more  of  their   affiliates   provide   recordkeeping,
     administrative,  investment management,  marketing, distribution or similar services.

Payments to Intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers,  dealers or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants, sales persons and customers (distribution assistance). The level of payments  made to a  qualifying  Financial  Intermediary  in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the net asset value or the price of the Fund's shares.

For more information, please see the Fund's SAI.

                                       13

About your account (continued)

How to buy shares

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

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By exchange
You  can  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however,  that you may not exchange your shares for Class B, Class
C or Class R shares.  To open an account by exchange,  call your Client Services
Representative at 800 362-7500.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading  on the  NYSE on each  Business  Day.  The  NAV  per  share  is calculated by  subtracting  the  liabilities of each class from its total assets and dividing the resulting  number by the number of shares  outstanding for that class.  We  generally  price  securities  and  other  assets  for  which  market quotations  are readily  available at their market value.  We price fixed income securities on the basis of valuations  provided to us by an independent  pricing service that uses methods approved by the Board of Trustees.  We price any fixed income  securities  that have a maturity of less than 60 days at amortized cost, which  approximates  market  value.  For all other  securities,  we use  methods approved by the Board of Trustees that are designed to price securities at their fair market value.

                                       14

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another member  of your  household,  we  send  your  household  one  copy of the  Fund's prospectus  and annual and  semiannual  reports to that  address  unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will  continue to send one copy of each of these  documents to your  household  until  you  notify  us  that  you  wish to  receive  individual materials.  If you  wish  to  receive  individual  materials,  please  call  our
Shareholder  Service Center at 800 523-1918 or your financial  advisor.  We will begin sending your individual  copies of these documents 30 days after receiving your request.

How to redeem shares

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By mail
You can redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request.  For  redemptions of more than $100,000,  you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8992.  Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You can redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

                                       15

About your account (continued)

How to redeem shares (continued)

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By wire
You can redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after  the  close of  regular  trading  on the NYSE,  you will  receive  the NAV determined  on the next  Business Day. You may have to pay taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next Business
Day,  but no later than seven  days after we receive  your  request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Redemptions-in-kind
The Fund has reserved the right to pay for redemptions with portfolio securities
under   certain   circumstances.   See   the  SAI  for   more   information   on
redemptions-in-kind.

Account minimum
If you redeem shares and your account  balance  falls below $250,  your Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware  Investments(R) Fund. If you exchange shares to a fund that has a sales charge you will pay any  applicable  sales  charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange  shares,  you are  purchasing  shares in another fund, so you should be sure to get a copy of the fund's  Prospectus and read it carefully before buying shares through an exchange.  You may not exchange your shares for Class B, Class
C or Class R shares of another Delaware  Investments(R)  Fund. We may refuse the purchase side of any exchange request,  if, in the Manager's judgment,  the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who  follows a pattern of market  timing in any  Delaware  Investments(R)
Fund or the Optimum Fund Trust to be a market timer and may consider  anyone who has followed a similar pattern of market timing at an  unaffiliated  fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

                                       16

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect the Fund's performance,  if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities  or  municipal bonds.

                                       17

About your account (continued)

Frequent trading of Fund shares (continued)

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar-cost   averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  brokers/dealers and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has qualified as a regulated  investment company under the Code. As a regulated  investment  company,  the Fund generally pays no federal  income tax on the income and gains it  distributes  to you. The
Fund expects to declare and distribute all of its net investment income, if any, to  shareholders  as  dividends  annually.  The Fund  will also  distribute  net
realized  capital  gains,  if  any,  at  least  annually.   The  amount  of  any
distribution  will vary,  and there is no guarantee  the Fund will pay either an income dividend or a capital gains distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are  taxable as if they were paid in  December.  The Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  the Fund makes every effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  the Fund will send you a  corrected  Form  1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the  distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

                                       18

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding at a 30% or lower treaty rate and U.S.  estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R) Funds, as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains, and could also increase transaction costs or portfolio turnover.

                                       19

Financial highlights

The Financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware Growth Opportunities Fund                                            Institutional Class
                                                                                       Year ended
                                           2006        2005        2004         2003      9/30/02

Net asset value, beginning of
  period                                $24.620     $20.210     $18.240      $14.170      $16.050

Income (loss) from investment
  operations:
Net investment loss(1)                  (0.074)     (0.097)     (0.120)      (0.092)      (0.085)
Net realized and unrealized
  gain (loss) on investments              1.209       4.507       2.090        4.162      (1.795)
                                        -------     -------     -------      -------      -------
Total from investment operations          1.135       4.410       1.970        4.070      (1.880)
                                        -------     -------     -------      -------      -------

Less dividends and distributions
  From net realized gain on
  investments                           (1.025)          --          --           --           --
                                        -------     -------     -------      -------      -------
Total dividends and
  distributions                         (1.025)          --          --           --           --
                                        -------     -------     -------      -------      -------

Net asset value, end of period          $24.730     $24.620     $20.210      $18.240      $14.170
                                        =======     =======     =======      =======      =======

Total return(2)                           4.53%      21.82%      10.80%       28.72%     (11.71%)

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                               $7,816      $8,196      $7,700      $21,390      $19,886
Ratio of expenses to average net
  assets                                  1.13%       1.14%       1.18%        1.25%        1.16%
Ratio of net investment loss to
  average net assets                    (0.31%)     (0.46%)     (0.63%)      (0.61%)      (0.51%)
Portfolio turnover                          80%         84%        106%         100%          97%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.

                                       20

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and  distributions-From  net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       21

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a fixed  income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

                                       22

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell Midcap(R) Growth Index
The Russell  Midcap(R)  Growth Index measures the performance of those companies in the  Russell  Midcap  Index  with  higher  price-to-book  ratios  and  higher forecasted growth values. The Russell Midcap(R)Index measures the performance of the 800 smallest  companies in the Russell 1000 Index, which is comprised of the
1,000 largest U.S. companies based on total market capitalization.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual fund companies.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more detailed  information about a fund's organization, management, investments, policies and risks.

                                       23

Glossary (continued)

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       24

Additional Information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 362-7500. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's Web site  (www.delawareinvestments.com).  You may obtain additional information about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR Database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       25

Delaware
Investments(R)
A member of Lincoln Financial Group

Contact Information

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

CLIENT SERVICES REPRESENTATIVE
800 362-7500

DELAPHONE SERVICE

800 362-FUND (800 362-3863)
o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Delaware Growth Opportunity Symbols
                                          CUSIP            NASDAQ
Institutional Class                     245906201          DFDIX

 Investment Company Act file number: 811-04413

P-045 [9/06] CGI 1/07                                      MF-07-01-371 PO 11583

                                                                        Delaware
                                                                  Investments(R)
                                             A member of Lincoln Financial Group

                         Delaware Large Cap Growth Fund

                      Class A * Class B * Class C * Class R

                                   Prospectus
                                January 28, 2007

                                  GROWTH-EQUITY

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                                       page 2
Delaware Large Cap Growth Fund                                          2

How we manage the Fund                                             page 5
Our investment strategy                                                 5
The securities we typically invest in                                   6
The risks of investing in the Fund                                      8
Disclosure of portfolio holdings information                            8

Who manages the Fund                                               page 9
Investment manager                                                      9
Portfolio managers                                                      9
Manager of managers structure                                           9
Who's who?                                                             10

About your account                                                page 11
Investing in the Fund                                                  11
  Choosing a share class                                               11
  Dealer compensation                                                  14
How to reduce your sales charge                                        15
How to buy shares                                                      19
Fair valuation                                                         20
Retirement plans                                                       20
How to redeem shares                                                   21
Account minimums                                                       22
Special services                                                       23
Frequent trading of Fund shares (market timing)                        24
Dividends, distributions and taxes                                     26
Certain management considerations                                      27

Financial highlights                                              page 28

Glossary                                                          page 30

Additional information                                            page 33

                                       1

Profile: Delaware Large Cap Growth Fund

What is the Fund's goal?
Delaware  Large Cap Growth Fund seeks  capital  appreciation.  Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?

We invest  primarily  in  common  stocks of  growth-oriented  companies  that we believe have long-term capital  appreciation  potential and are expected to grow faster than the U.S.  economy.  Under  normal  circumstances,  we will invest at least 80% of the  Fund's  net  assets  in  investments  of large  capitalization companies (the 80% policy). For purposes of this Fund, we currently define large capitalization  companies as those that, at the time of investment,  have market capitalizations  within the range of market  capitalizations of companies in the
Russell 1000(R) Growth Index.  While the market  capitalization  of companies in the Russell  1000(R)  Growth Index ranged from  approximately  $1.706 billion to approximately  $371.187  billion as of June 30, 2006, we will normally invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase.

Using a bottom up approach,  we seek to select  securities of companies  that we believe have  attractive  end market  potential,  dominant  business  models and strong free cash flow  generation that are  attractively  priced compared to the intrinsic  value of the  securities.  We also  consider a company's  operational efficiencies,  management's  plans  for  capital  allocation  and the  company's shareholder orientation.

The Fund's 80% policy described above is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock  prices,  which can be caused  by a  decline  in the stock  market or poor performance  from  specific  companies  that can result from  negative  earnings reports or dividend reductions.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 8.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors  seeking  exposure to the capital  appreciation  opportunities of large-sized companies.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short-term.

                                       2

How has the Delaware Large Cap Growth Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past 10 calendar  years,  as well as the average annual returns of the Class
A, B and C shares for  one-year,  five-year,  10-year or  lifetime  periods,  as applicable. Average annual returns are not provided for Class R shares since the class has not yet commenced  operations.  The Fund's past performance before and after  taxes is not  necessarily  an  indication  of how it will  perform in the future.  The returns  reflect  expense  caps in effect  during  certain of these periods.  The returns would be lower  without the expense  caps.  Please see the footnotes on page 4 for additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN]

Year-by-year total return (Class A)

-------- --------- --------- ---------- ---------- ---------- ---------- -------- -------- --------
   1997      1998      1999       2000       2001       2002       2003     2004     2005     2006
-------- --------- --------- ---------- ---------- ---------- ---------- -------- -------- --------
 17.53%    10.10%    26.12%    -22.43%    -18.80%    -30.39%     29.94%    5.58%    7.88%    1.17%
-------- --------- --------- ---------- ---------- ---------- ---------- -------- -------- --------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return  was  25.02%  for the  quarter  ended  December  31,  1999 and its lowest quarterly return was -22.18% for the quarter ended December 31, 2000.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/06

---------------------------------------------- ---------- ----------- -------------
                                                                       10 years or
                                                  1 year     5 years    Lifetime**
---------------------------------------------- ---------- ----------- -------------
Class A return before taxes                      (4.68%)     (0.35%)        0.10%
---------------------------------------------- ---------- ----------- -------------
Class A return after taxes on distributions      (4.68%)     (0.47%)       (0.72%)
---------------------------------------------- ---------- ----------- -------------
Class A return after taxes on distributions
  and sale of Fund shares                        (3.04%)     (0.30%)       (0.29%)
---------------------------------------------- ---------- ----------- -------------
Class B return before taxes*                     (3.40%)        N/A         2.74%
---------------------------------------------- ---------- ----------- -------------
Class C return before taxes*                     (0.55%)        N/A         3.17%
---------------------------------------------- ---------- ----------- -------------
Russell 1000(R) Growth Index (reflects no
  deduction for fees, expenses or taxes)           9.07%       2.69%         5.44%
---------------------------------------------- ---------- ----------- -------------

The Fund's returns above are compared to the  performance of the Russell 1000(R)
Growth Index. The Russell 1000(R) Growth Index measures the performance of those
Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R )measures the performance of the 1,000 largest
U.S. companies based on total market  capitalization.  You should remember that, unlike the Fund,  the Russell  1000(R)  Growth Index is  unmanaged  and does not reflect  the  actual  costs of  operating  a mutual  fund,  such as the costs of buying,  selling and holding  securities.  Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and
individual   retirement   accounts  (IRAs).  The  after-tax  returns  shown  are
calculated  using the highest  individual  federal  marginal income tax rates in effect  during the Fund's  lifetime  and do not  reflect the impact of state and
local   taxes.   The   after-tax   rate  used  is  based  on  the   current  tax
characterization  of the elements of the Fund's  returns  (e.g.,  qualified  vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns  for  Class B would be 0.60% and 3.17% for the one-year and lifetime periods,  respectively. The returns for Class C would be 0.45% and 3.17% for the one-year and lifetime periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The Russell  1000(R)  Growth Index  return  shown is for  ten-years because the Fund's Class A shares commenced  operations more than ten years ago. The inception date for the Class B and Class C shares for the Fund was
     April 30, 2002 for both  classes.  The Index return for Class B and Class C lifetime  period was 5.37%.  Returns  are not  provided  for Class R shares since they have not yet commenced operations.  The Index reports returns on a monthly basis as of the last day of the month.

                                       3

Profile: Delaware Large Cap Growth Fund (continued)

What are the Fund's fees and expenses?

The following  table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                            CLASS                           A        B        C         R
--------------------------- ------------------------ -------- -------- -------- ---------
Sales charges are fees      Maximum sales charge
paid directly from your      (load) imposed on
investments when you buy     purchases as a
or sell shares of the        percentage of
Fund. You do not pay         offering price             5.75%     none     none      none
sales charges when you      ------------------------ -------- -------- -------- ---------
buy or sell Class R         Maximum contingent
shares.                      deferred sales charge
                             (load) as a percentage
                             of original purchase
                             price or redemption
                             price, whichever is
                             lower                    none(1) 4.00%(2) 1.00%(3)      none
                            ------------------------ -------- -------- -------- ---------
                            Maximum sales charge
                             (load) imposed on
                             reinvested dividends        none     none     none      none
                            ------------------------ -------- -------- -------- ---------
                            Redemption fees              none     none     none      none
                            ------------------------ -------- -------- -------- ---------
                            Exchange fees(4)             none     none     none      none
--------------------------- ------------------------ -------- -------- -------- ---------
                            CLASS                           A        B        C         R
--------------------------- ------------------------ -------- -------- -------- ---------
Annual fund operating       Management fees(5)          0.65%    0.65%    0.65%     0.65%
expenses are deducted       ------------------------ -------- -------- -------- ---------
from the Fund's assets.     Distribution and
                             service (12b-1) fees    0.30%(6)    1.00%    1.00%  0.60%(6)
                            ------------------------ -------- -------- -------- ---------
                            Other expenses              0.19%    0.19%    0.19%     0.19%
                            ------------------------ -------- -------- -------- ---------
                            Total annual fund
                             operating expenses         1.14%    1.84%    1.84%     1.44%
                            ------------------------ -------- -------- -------- ---------
                            Fee waivers and payments  (0.14%)  (0.09%)  (0.09%)   (0.19%)
                            ------------------------ -------- -------- -------- ---------
                            Net expenses                1.00%    1.75%    1.75%     1.25%
--------------------------- ------------------------ -------- -------- -------- ---------

--------------------------- ---------- --------- --------- ------------- --------- ------------ ---------
This example is intended    CLASS             A      B(7)          B(7)         C            C         R
to help you compare the                                             (if                    (if
cost of investing in the                                      redeemed)              redeemed)
Fund to the cost of         ---------- --------- --------- ------------- --------- ------------ ---------
investing in other mutual   1 year         $671      $178          $578      $178         $278      $127
funds with similar          ---------- --------- --------- ------------- --------- ------------ ---------
investment objectives. We   3 years        $903      $570          $845      $570         $570      $437
show the cumulative         ---------- --------- --------- ------------- --------- ------------ ---------
amount of Fund expenses     5 years      $1,154      $987        $1,212      $987         $987      $769
on a hypothetical           ---------- --------- --------- ------------- --------- ------------ ---------
investment of $10,000       10 years     $1,870    $1,968        $1,968    $2,151       $2,151    $1,708
with an annual 5% return
over the time shown.  The
Fund's actual rate of
return may be greater or
less than the
hypothetical return use
here.  This example
reflects the net
operating expenses with
expense waivers for the
one-year contractual
period and the total
operating expenses
without waivers for years
two through 10.  This is
an example only, and does
not represent future
expenses, which may be
greater or less than
those shown here.
--------------------------- -----------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission,  a contingent deferred sales charge (CDSC) will apply to certain redemptions made within two years of purchase.  Additional Class
     A purchase  options that involve a CDSC may be permitted  from time to time and will be disclosed in the Prospectus if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a CDSC of 4.00%,  which  declines to 3.25% during the second year,
     2.75% during the third year, 2.25% during the fourth and fifth years, 1.50%
     during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     CDSC.

(4)  Exchanges   are   subject   to   the    requirements   of   each   Delaware
     Investments(R) Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(5)  The investment  manager  (Manager) has agreed to voluntarily waive all or a portion of its investment  advisory fees and/or reimburse  expenses through
     January 31, 2008 in order to prevent total annual fund  operating  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  inverse  floater program expenses,  brokerage fees,  certain insurance costs and non-routine expenses  or costs,  including,  but not  limited  to,  those  relating  to reorganizations,  litigation,  certain  Trustee  retirement  plan expenses,
     conducting    shareholder   meetings   and   liquidations    [collectively,
     "non-routine  expenses"]) from exceeding,  in an aggregate amount, 0.75% of average  daily net assets of the Fund.  For  purposes of these  waivers and reimbursements, non-routine expenses may also include such additional costs and  expenses as may be agreed  upon from time to time by the Fund's  Board and the Manager.

(6)  The distributor (Distributor) has contracted to limit the Class A and Class
     R shares'  12b-1 fees  through  January  31, 2008 to no more than 0.25% and
     0.50%, respectively, of average daily net assets.

(7)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       4

How we manage the Fund

Our investment strategy

We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments for the Fund.  Specifically,  we look for structural  changes in the economy, industry or product cycle changes, or changes in management,  targeting those  companies  that we  believe  can best  capitalize  on such  changes.  The following  are  descriptions  of how the portfolio  management  team pursues the
Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Delaware Large Cap Growth Fund's goal is to seek capital appreciation. We invest primarily  in common  stocks  of large  capitalization  companies.  We strive to identify  companies that offer the potential for long-term  price  appreciation.
Using a bottom up approach, we look for companies that:

o    have attractive end market  potential,  dominant business models and strong free cash flow generation;

o    demonstrate operational and scale efficiencies;

o    have demonstrated expertise for capital allocation; and

o    have clear shareholder oriented governance and compensation policies.

All of these factors give us insight into the outlook for a company,  helping us identify companies poised for sustainable free cash flow growth. We believe that
sustainable  free  cash  flow  growth,  if  it  occurs,   may  result  in  price
appreciation for the company's stock.

Although  we tend to hold a  relatively  focused  portfolio  of between 25 to 40 stocks, we maintain a diversified  portfolio  representing a number of different industries.  Such an approach helps to minimize the impact that any one security or industry  could have on the  portfolio  if it were to  experience a period of slow or declining growth.

Because our  objective is capital  appreciation,  the amount of dividend  income that a stock provides is only an incidental consideration for us.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       5

How we manage the Fund (continued)

The securities we typically invest in

Stocks  offer  investors  the  potential  for capital  appreciation  and may pay dividends as well.

                 Securities                            How we use them
-------------------------------------------- ------------------------------------
Common stocks: Securities that represent     Under normal circumstances, we
shares of ownership in a corporation.        generally will invest 85% of the
Stockholders participate in the              Fund's net assets in common stock.
corporation's profits and losses,
proportionate to the number of shares they
own.
-------------------------------------------- ------------------------------------
Foreign Stocks and Depositary Receipts:      We may invest up to 20% of the
Foreign stocks are those issued by a         Fund's net assets in foreign
company that is located in a foreign         companies directly or indirectly
country, has the majority of its assets in   through American, Global or European
a foreign country or generates the majority  Depositary Receipts. We would
of its operating income in a foreign         typically hold depositary receipts
country.                                     when we believe they offer greater
                                             appreciation potential than U.S.
Depositary receipts are issued by a U.S. or  securities. Investing directly in
foreign bank and represent the bank's        international securities is not
holdings of a stated number of shares of a   typically a significant component of
foreign corporation. A depositary receipt    our strategy.
entitles the holder to all dividends and
capital gains earned by the underlying
foreign shares. American Depositary
Receipts (ADRs) are typically bought and
sold on U.S. securities exchanges in the
same way as other U.S. securities.
-------------------------------------------- ------------------------------------
Repurchase agreements: An agreement between  Typically, we use repurchase
a buyer of securities, such as the Fund,     agreements as a short-term
and a seller of securities, in which the     investment for the Fund's cash
seller agrees to buy the securities back     position. In order to enter into
within a specified time at the same price    these repurchase agreements, the
the buyer paid for them, plus an amount      Fund must have collateral of at
equal to an agreed upon interest rate.       least 102% of the repurchase price.
Repurchase agreements are often viewed as    The Fund will only enter into
equivalent to cash.                          repurchase agreements in which the
                                             collateral is comprised of U.S.
                                             government securities.
-------------------------------------------- ------------------------------------
Restricted securities: Privately-placed      We may invest in privately-placed
securities whose resale is restricted under  securities, including those that are
U.S. securities laws.                        eligible for resale only among
                                             certain institutional buyers without
                                             registration, commonly known as
                                             "Rule 144A Securities."
-------------------------------------------- ------------------------------------
Options and Futures: Options represent a     If we have stocks that have
right to buy or sell a security or a group   unrealized gains because of past
of securities at an agreed upon price at a   appreciation, we may want to protect
future date. The purchaser of an option may  those gains when we anticipate
or may not choose to go through with the     adverse conditions. We might use
transaction; the seller of an option must    options or futures to neutralize the
go through with the transaction.             effect of any price declines,
                                             without selling the security. We may
Futures contracts are agreements for the     also use options and futures to
purchase or sale of a security or a group    quickly invest excess cash so that
of securities at a specified price on a      the portfolio is generally fully
specified date. Unlike an option, a futures  invested.
contract must be executed unless it is sold
before the settlement date.                  Use of these strategies can increase
                                             the operating costs of the Fund and
Options and futures are generally            can lead to loss of principal.
considered to be derivative securities.
-------------------------------------------- ------------------------------------
Illiquid securities: Securities that do not  We may invest up to 15% of the
have a ready market, and cannot be easily    Fund's net assets in illiquid
sold, within seven days, at approximately    securities.
the price at which a fund has valued them.
Illiquid securities include repurchase
agreements maturing in more than seven
days.
-------------------------------------------- ------------------------------------

                                       6

We may also invest in other securities,  including  preferred stock, real estate investment trusts, warrants, equity or debt securities that are convertible into stocks and investment company securities. Please see the Statement of Additional
Information (SAI) for additional  descriptions of these  securities,  as well as those listed in the table above.

Lending securities
We may lend up to 25% of the  Fund's  assets  to  qualified  broker/dealers  and institutional investors for use in their security transactions. Borrowers of the
Fund's  securities must provide  collateral to the Fund and adjust the amount of collateral  each day to reflect  changes in the value of the loaned  securities.
These transactions may generate additional income for the Fund.

Borrowing from banks
We may borrow  money from banks as a  temporary  measure  for  extraordinary  or emergency  purposes  or to  facilitate  redemptions.  We will be required to pay interest to the lending  banks on the amount  borrowed.  As a result,  borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
In response to unfavorable market conditions,  we may make temporary investments in bonds, cash or cash equivalents. These investments may not be consistent with the Fund's  investment  objective.  To the extent that we hold such instruments, the Fund may be unable to achieve its investment objective.

Portfolio turnover
Under normal circumstances, we expect portfolio turnover to be less than 50%. It is possible,  however, that the portfolio turnover will be higher than expected.
A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       7

How we manage the Fund (continued)

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little or no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

------------------------------------------ ---------------------------------------
                  Risks                         How we strive to manage them
------------------------------------------ ---------------------------------------
Market risk is the risk that all or a      We maintain a long-term investment
majority of the securities in a certain    approach and focus on stocks we
market-- like the stock or bond market--   believe can appreciate over an
will decline in value because of           extended time frame regardless of
economic conditions, future expectations   interim market fluctuations. We do
or investor confidence.                    not try to predict overall stock
                                           market movements.  Although we may
                                           hold securities for any amount of
                                           time, we generally do not trade for
                                           short-term purposes.
------------------------------------------ ---------------------------------------
Industry and security risk:  Industry      We limit the amount of the Fund's
risk is the risk that the value of         assets invested in any one industry
securities in a particular industry will   and in any individual security. We
decline because of changing expectations   also follow a rigorous selection
for the performance of that industry.      process before choosing securities
                                           and continually monitor them while
Security risk is the risk that the value   they remain in the portfolio.
of an individual stock or bond will
decline because of changing expectations
for the performance of the individual
company issuing the stock or bond.
------------------------------------------ ---------------------------------------
Futures and options risk is the            We may use futures and options to
possibility that a fund may experience a   protect gains in the portfolio
loss if it employs an options or futures   without actually selling a security.
strategy related to a security or a        We may also use futures and options
market index and that security or index    to quickly invest excess cash so that
moves in the opposite direction from       the portfolio is generally fully
what the Manager anticipated.  Futures     invested.
and options also involve additional
expenses, which could reduce any benefit
or increase any loss that a fund gains
from using the strategy.
------------------------------------------ ---------------------------------------
Foreign risk is the risk that foreign      Investing in foreign securities
securities may be adversely affected by    (including depositary receipts) is
political instability, changes in          not a significant part of our
currency exchange rates, foreign           strategy. We may not invest more than
economic conditions or inadequate          20% of net assets in direct and
regulatory and accounting standards.       indirect holdings of foreign
                                           securities.
------------------------------------------ ---------------------------------------
Liquidity risk is the possibility that     We limit exposure to illiquid
securities cannot be readily sold,         securities to no more than 15% of the
within seven days, at approximately the    Fund's net assets.
price at which a fund has valued them.
------------------------------------------ ---------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       8

Who manages the Fund

Investment manager
The Fund is managed by Delaware  Management  Company (the Manager),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its  services to the Fund,  the Manager was paid an  aggregate  fee,  net of waivers, of 0.56% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the period ended September 30, 2006.

Portfolio managers
Jeffrey S. Van Harte, Christopher J. Bonavico, Daniel J. Prislin and Christopher
M.  Ericksen  have  primary  responsibility  for  making  day-to-day  investment decisions for the Fund. Messrs. Van Harte, Bonavico, Prislin and Ericksen joined
Delaware Investments in April 2005.

Jeffrey S. Van Harte,  CFA, Senior Vice  President,  Chief Investment  Officer -
Focus Growth Equity
Mr.  Van  Harte  joined  Delaware  Investments  in April  2005.  He is the chief investment  officer for the Focus Growth Equity team,  responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Most recently, he was a principal and executive vice president at Transamerica  Investment Management.
Mr. Van Harte has been managing  portfolios and separate  accounts for more than
20 years.  Before becoming a portfolio  manager,  Mr. Van Harte was a securities analyst  and trader for  Transamerica  Investment  Services,  which he joined in
1980. Mr. Van Harte received his  bachelor's  degree in finance from  California
State University at Fullerton.

Christopher J. Bonavico,  CFA, Vice President, Senior Portfolio Manager,  Equity
Analyst
Mr.  Bonavico,  who  joined  Delaware  Investments  in April  2005,  is a senior portfolio  manager  on the  firm's  Focus  Growth  Equity  team.  This  team  is responsible  for  large-cap  growth,  all-cap  growth,  and one smid-cap  growth
portfolio.   He  was  most  recently  a  principal  and  portfolio   manager  at
Transamerica  Investment  Management,  where he  managed  sub-advised  funds and institutional  separate accounts.  Before joining Transamerica in 1993, he was a research  analyst for Salomon  Brothers.  Mr.  Bonavico  received his bachelor's degree in economics from the University of Delaware.

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Mr. Prislin  joined  Delaware  Investments  in April 2005 as a senior  portfolio manager on the  firm's  Focus  Growth  Equity  team,  which is  responsible  for large-cap  growth,  all-cap  growth,  and one  smid-cap  portfolio.  He was most
recently  a  principal  and  portfolio   manager  at   Transamerica   Investment
Management,  where he also managed sub-advised funds and institutional  separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with
The Franklin  Templeton Group. Mr. Prislin received an MBA and bachelor's degree in business administration from the University of California at Berkeley.

Christopher M. Ericksen, CFA, Vice President, Portfolio Manager, Equity Analyst
Mr. Ericksen joined Delaware Investments in April 2005 as a portfolio manager on the firm's Focus Growth Equity team, which is responsible for large-cap  growth, all-cap  growth,  and one  smid-cap  product.  He was most  recently a portfolio
manager  at   Transamerica   Investment   Management,   where  he  also  managed
institutional  separate accounts.  Before joining Transamerica in 2004, he was a vice  president  at  Goldman  Sachs.  During  his 10 years  there,  he worked in investment banking as well as investment  management.  Mr. Ericksen received his bachelor's  degree from Carnegie  Mellon  University,  with majors in industrial management, economics, and political science.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio manager's ownership of other Fund shares.

Manager of managers structure

The Fund and the  Manager  have  received  an  exemptive  order  from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Board of Trustees,  to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and terminate  sub-advisory agreements  on behalf of the Fund without  shareholder  approval (the Manager of
Managers  Structure).  Under the Manager of Managers Structure,  the Manager has
ultimate  responsibility,   subject  to  oversight  by  the  Fund's  Board,  for
overseeing the Fund's  sub-advisors  and recommending to the Board their hiring, termination or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers  Structure  with respect to the Fund,  the
Manager may, in the future,  recommend to the Fund's Board the  establishment of the  Manager of Managers  Structure  by  recommending  the hiring of one or more sub-advisors to manage all or a portion of the Fund's portfolio.

The  Manager of Managers  Structure  enables  the Fund to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder  approval.  Shareholders  will be notified  of any  changes  made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       9

Who manages the Fund (continued)

Who's who?
This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  THIS  DIAGRAM  SHOWS THE VARIOUS  ORGANIZATIONS  INVOLVED IN
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS(R) FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     The Fund                       Brooklyn, NY 11245
                                   Distributor                                Service agent
                                   Delaware Distributors, L.P.                Delaware Service Company, Inc.
                                   2005 Market Street                         2005 Market Street
                                   Philadelphia, PA 19103-7094                Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
Portfolio managers
(see page 9 for details)
                                                         Financial advisors

                                                            Shareholders

Board of Trustees  A mutual fund is governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian    Mutual funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through  distributors  who are  regulated as  broker/dealers  and are subject to
National  Association of Securities Dealers,  Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler    Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  Fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent   Mutual fund companies employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the Distributor.
Selling broker/dealers and financial advisors are compensated for their services generally  through sales  commissions,  12b-1 fees and/or  service fees deducted from the Fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       10

About your account

Investing in the Fund

You can choose from a number of share  classes for the Fund.  Because each share class has a different combination of sales charges, fees and other features, you should consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may qualify for other  reductions in sales  charges and,  under certain circumstances,  the sales  charge may be waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% of average daily net assets  (currently  limited to 0.25%),  which is lower  than the  12b-1 fee for  Class B,  Class C and  Class R shares.  See
     "Dealer compensation" below for further information.

o    Class A shares  generally are not subject to a CDSC,  except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current  NAV, the percentage rate of sales charges and rounding.

--------------------------------- ------------------------ ---------------------------
                                      Sales charge as %        Sales charge as %
      Amount of purchase              of offering price      of net amount invested
--------------------------------- ------------------------ ---------------------------
        Less than $49,999                   5.75%                    6.10%
--------------------------------- ------------------------ ---------------------------
    $50,000 but under $99,999               4.75%                    4.99%
--------------------------------- ------------------------ ---------------------------
   $100,000 but under $249,999              3.75%                    3.90%
--------------------------------- ------------------------ ---------------------------
   $250,000 but under $499,999              2.50%                    2.56%
--------------------------------- ------------------------ ---------------------------
   $500,000 but under $999,999              2.00%                    2.04%
--------------------------------- ------------------------ ---------------------------
      $1 million or more               None (Limited             None (Limited
                                      CDSC may apply)*          CDSC may apply)*
--------------------------------- ------------------------ ---------------------------

*    There is no front-end  sales charge when you purchase $1 million or more of
     Class A shares.  However,  if the Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited contingent  deferred sales charge (Limited CDSC)
     of 1.00% if you redeem these shares  within the first year and 0.50% if you redeem them within the second year,  unless a specific waiver of the charge applies.  The  Limited  CDSC  will be paid to the  Distributor  and will be assessed  on an amount  equal to the  lesser of: (1) the NAV at the time of purchase of the Class A shares being  redeemed  were  purchased or, (2) the
     NAV of such Class A shares at the time of redemption.  For purposes of this formula,  the "NAV at the time of purchase"  will be the NAV at purchase of the Class A shares even if those shares are later  exchanged  for shares of another  Delaware  Investments(R) Fund  and,  in the event of an exchange of
     Class A shares,  the "NAV of such shares at the time of redemption" will be the NAV of the shares  acquired in the exchange.  In determining  whether a
     Limited CDSC is payable,  it will be assumed that shares not subject to the
     Limited CDSC are the first  redeemed  followed by other shares held for the longest period of time. See "Dealer  compensation"  below for a description of the dealer commission that is paid.

                                       11

About your account (continued)

CLASS B

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a CDSC if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The
     CDSC is 3.25%  during the second year,  2.75% during the third year,  2.25%
     during  the  fourth  and fifth  years,  1.50%  during the sixth year and 0%
     thereafter.

o    In determining  whether the CDSC applies to a redemption of Class B Shares, it will be assumed  that shares  held for more than six years are  redeemed first, followed by shares acquired through the reinvestment of dividends or distributions,  and  finally by shares  held  longest  during the  six-year period. For further  information on how the CDSC is determined,  please see
     "Calculation  of contingent  deferred  sales charges - Class B and Class C"
     below.

o    Under certain  circumstances the CDSC may be waived; please see "Waivers of
     CDSCs" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to an annual 12b-1 fee no greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher  12b-1 fee,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert to Class A shares with a 12b-1 fee of no more than 0.30% (currently limited to 0.25%).  Conversion  may occur as late as three months after the eighth  anniversary  of purchase,  during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase is invested in the Fund. However,  you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

o    In determining  whether the CDSC applies to a redemption of Class C shares, it will be assumed  that shares  held for more than 12 months are  redeemed first followed by shares acquired  through the reinvestment of dividends or distributions,  and  finally  by shares  held for 12  months  or less.  For further information on how the CDSC is determined,  please see "Calculation of contingent deferred sales charge - Class B and Class C" below.

o    Under certain  circumstances the CDSC may be waived; please see "Waivers of contingent deferred sales charge" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher  12b-1 fee,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

                                       12

Class R

o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently  limited to 0.50%) of average  daily net assets,  which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares  do not  automatically  convert  to another class.

o    Class  R  shares   generally  are  available  only  to  (i)  qualified  and
     non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457 and  non-custodial  403(b)  plans,  as well as  other non-qualified  deferred  compensation  plans) with assets of $10 million or less at the time shares are  considered for purchase;  and (ii)  Individual
     Retirement  Account  (IRA)  rollovers  from plans  maintained  on  Delaware
     Investments(R)'  retirement  recordkeeping  system  or  BISYS's  retirement recordkeeping system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g., no SIMPLE IRAs, SEP-IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries where such programs require the purchase of a specific class of shares.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of contingent deferred sales charges - Class B and Class C
CDSCs are charged as a percentage of the dollar amount  subject to the CDSC. The charge will be assessed on an amount  equal to the lesser of the NAV at the time the shares being  redeemed were purchased or the NAV of those shares at the time of  redemption.  No CDSC will be imposed on  increases  in NAV above the initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "NAV at the time of purchase"  will be the NAV at purchase of Class B Shares or Class C Shares of a Fund,  even if those  shares  are later exchanged for shares of another Delaware Investments(R) Fund. In the event of an exchange of the shares,  the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

                                       13

About your account (continued)

Dealer compensation

The  financial  advisor  that  sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

-------------------------------------- ------------ ------------ ------------ -------------
                                        Class A(1)   Class B(2)   Class C(3)   Class R(4)
-------------------------------------- ------------ ------------ ------------ -------------
Commission (%)                             ---         4.00%         1.00%         ---
-------------------------------------- ------------ ------------ ------------ -------------
Investment less than $50,000              5.00%         ---           ---          ---
-------------------------------------- ------------ ------------ ------------ -------------
$50,000 but less than $100,000            4.00%         ---           ---          ---
-------------------------------------- ------------ ------------ ------------ -------------
$100,000 but less than $250,000           3.00%         ---           ---          ---
-------------------------------------- ------------ ------------ ------------ -------------
$250,000 but less than $500,000           2.00%         ---           ---          ---
-------------------------------------- ------------ ------------ ------------ -------------
$500,000 but less than $1,000,000         1.60%         ---           ---          ---
-------------------------------------- ------------ ------------ ------------ -------------
$1,000,000 but less than $5,000,000       1.00%         ---           ---          ---
-------------------------------------- ------------ ------------ ------------ -------------
$5,000,000 but less than $25,000,000      0.50%         ---           ---          ---
-------------------------------------- ------------ ------------ ------------ -------------
$25,000,000 or more                       0.25%         ---           ---          ---
-------------------------------------- ------------ ------------ ------------ -------------
12b-1 Fee to Dealer                       0.30%        0.25%         1.00%        0.60%
-------------------------------------- ------------ ------------ ------------ -------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares, although under the plan adopted by the Board of  Trustees  that  went into  effect on June 1, 1992 a lesser amount may be paid.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to receive a 12b-1  service  fee of up to 0.25% from the date of  purchase.
     After approximately eight years, Class B shares automatically  convert into
     Class A shares and  dealers  may then be  eligible to receive the 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to limit this amount to 0.50%  through  January 31, 2008.  Your securities  dealer  may be  eligible  to receive a 12b-1 fee of up to 0.60%
     from the date of purchase, although this rate is currently 0.50%.

Payments to Intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers,  dealers or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants, sales persons and customers (distribution assistance). The level of payments  made to a  qualifying  Financial  Intermediary  in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Fund's shares.

For more information, please see the Fund's SAI.

                                       14

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges.  Such  information  may  include  your  Delaware  Investments(R)  Funds holdings in any other account,  including retirement accounts held indirectly or through an  intermediary  and the names of qualifying  family  members and their holdings.  Class R shares have no up-front sales charge. We reserve the right to determine whether any purchase is entitled,  by virtue of the foregoing,  to the reduced initial sales charge.

------------- ----------------------------- ---------------------------------------------
                                                             Share class
  Program            How it works               A                 B          C
------------- ----------------------------- ------------- -------------------------------
Letter of     Through a Letter of               X         Although the Letter of Intent
Intent        Intent you agree to                         and Rights of Accumulation do
              invest a certain amount                     not apply to the purchase of
              in Delaware Investments(R)                  Class B and Class C shares,
              Funds (except money                         you can combine your purchase
              market funds with no                        of Class A shares with your
              sales charge) over a                        purchase of Class B and Class
              13-month period to                          C shares to fulfill your
              qualify for reduced                         Letter of Intent or qualify
              front-end sales charges.                    for Rights of Accumulation.
------------- ----------------------------- -------------
Rights of     You can combine your              X
Accumulation  holdings or purchases of
              all Delaware Investments(R)
              Funds (except money
              market funds with no
              sales charge), as well as
              the holdings and
              purchases of your spouse
              and children under 21 to
              qualify for reduced
              front-end sales charges.
------------- ----------------------------- ------------- --------------- ---------------
Reinvestment  Up to 12 months after you     For Class A,  For Class B,    Not
of Redeemed   redeem shares, you can        you will not  your account    available.
Shares        reinvest the proceeds         have to pay   will be
              without paying a sales        an            credited with
              charge, as noted to the       additional    the CDSC you
              right.                        front-end     previously
                                            sales charge. paid on the
                                                          amount you are
                                                          reinvesting.
                                                          Your schedule
                                                          for CDSCs and
                                                          conversion to
                                                          Class A will
                                                          not start over
                                                          again; it will
                                                          pick up from
                                                          the point at
                                                          which you
                                                          redeemed your
                                                          shares.
------------- ----------------------------- ------------- -------------------------------
SIMPLE IRA,   These investment plans            X         There is no reduction in
SEP/IRA,      may qualify for reduced                     sales charges for Class B or
SAR/SEP,      sales charges by                            Class C shares for group
Profit        combining the purchases                     purchases by retirement plans.
Sharing,      of all members of the
Pension,      group. Members of these
401(k),       groups may also qualify
SIMPLE        to purchase shares
401(k),       without a front-end sales
403(b)(7),    charge and may qualify
and 457       for a waiver of any CDSCs
Retirement    as Class A shares.
Plans
------------- ----------------------------- ------------- -------------------------------

                                       15

About your account (continued)

Buying Class A shares at net asset value

Class  A  Shares  of a  Fund  may  be  purchased  at  NAV  under  the  following circumstances,  provided  that you  notify  the Fund in  advance  that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R)Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the Exchange  Privilege  and the
     12-Month Reinvestment Privilege.

o    Purchases  by (i)  current  and  former  officers,  Trustees/Directors  and employees of any Delaware  Investments(R)  Fund,  the Manager or any of the
     Manager's  current  affiliates and those that may in the future be created;
     (ii)  legal  counsel  to  the  Delaware  Investments(R)  Funds;  and  (iii)
     registered representatives and employees of broker/dealers who have entered into dealer's  agreements with the Distributor.  Family members (regardless of age) of such persons at their  direction,  and any employee benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at NAV.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R) Fund at NAV.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R) Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of the Manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors  if such  broker,  dealer or  investment  advisor  has entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A Shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee based  programs.  Investors may be charged a fee when effecting  transactions in Class A Shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers  if they  are  not  eligible  to  purchase  shares  of the
     Institutional Class of a Fund.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       16

Waivers of contingent deferred sales charges

------------------------------------------------ ---------- ----------- -----------
                                                            Share Class
------------------------------------------------ ---------- ----------- -----------
                   Category                         A*          B           C
------------------------------------------------ ---------- ----------- -----------
Redemptions in accordance with a Systematic          X          X           X
Withdrawal Plan, provided the annual amount
selected to be withdrawn under the Plan does
not exceed 12% of the value of the account on
the date that the Systematic Withdrawal Plan
was established or modified.
------------------------------------------------ ---------- ----------- -----------
Redemptions that result from the Fund's right        X          X           X
to liquidate a shareholder's account if the
aggregate NAV of the shares held in the
account is less than the then-effective
minimum account size.
------------------------------------------------ ---------- ----------- -----------
Distributions to participants or beneficiaries       X      Not         Not
from a retirement plan qualified under section              available.  available.
401(a) of the Internal Revenue Code of 1986,
as amended (the Code).
------------------------------------------------ ---------- ----------- -----------
Redemptions pursuant to the direction of a           X      Not         Not
participant or beneficiary of a retirement                  available.  available.
plan qualified under section 401(a) of the
Code with respect to that retirement plan.
------------------------------------------------ ---------- ----------- -----------
Periodic distributions from an individual            X          X           X
retirement account (i.e., IRA, Roth IRA, OR
Coverdell IRA, SIMPLE IRA, SAR/SEP or SEP/IRA)
or a qualified plan** (403(b)(7)) plan, 457
Deferred Compensation Plan, Profit Sharing
Plan, Money Purchase Plan or 401(k) Defined
Contribution Plan) not subject to a penalty
under Section 72(t)(2)(A) of the Code or a
hardship or unforeseen emergency provision in
the qualified plan as described in Treas. Reg.
§1.401(k)-1(d)(2) and Section 457(d)(3) of
the Code.
------------------------------------------------ ---------- ----------- -----------
Returns of Excess Contributions due to any           X          X           X
regulatory limit from an individual retirement
account (i.e., IRA, Roth IRA, EDUCATION OR
Coverdell IRA, SIMPLE IRA, SAR/SEP or SEP/IRA)
or a qualified plan (403(b)(7)) plan, 457
Deferred Compensation Plan, Profit Sharing
Plan, Money Purchase Plan or 401(k) Defined
Contribution Plan).
------------------------------------------------ ---------- ----------- -----------
Distributions by other employee benefit plans        X      Not         Not
to pay benefits.                                            available.  available.
------------------------------------------------ ---------- ----------- -----------
Systematic withdrawals from a retirement             X          X           X
account or qualified plan that are not subject
to a penalty pursuant to Section 72(t)(2)(A)
of the Code or a hardship or unforeseen
emergency provision in the qualified plan** as
described in Treas. Reg.§1.401(k)-1(d)(2)
and Section 457(d)(3) of the Code.  The
systematic withdrawal may be pursuant to
Delaware Investments(R) Funds' Systematic
Withdrawal Plan or a systematic withdrawal
permitted by the Code.
------------------------------------------------ ---------- ----------- -----------
Distributions from an account of a redemption        X          X           X
resulting from the death or disability (as
defined in Section 72(t)(2)(A) of the Code) of
a registered owner or a registered joint owner
occurring after the purchase of the shares
being redeemed.  In the case of accounts
established under the Uniform Gifts to Minors
or Uniform Transfers to Minors Act or trust
accounts, the waiver applies upon the death of
all beneficial owners.
------------------------------------------------ ---------- ----------- -----------
Redemptions by certain legacy retirement             X      Not             X
assets that meet the requirements set forth in              available.
the SAI.
------------------------------------------------ ---------- ----------- -----------

                                       17

About your account (continued)

------------------------------------------------ ---------- ----------- -----------
                                                            Share Class
------------------------------------------------ ---------- ----------- -----------
                   Category                         A*          B           C
------------------------------------------------ ---------- ----------- -----------
Redemptions by the classes of shareholders who       X      Not         Not
are permitted to purchase shares at NAV,                    available.  available.
regardless of the size of the purchase.  See
"Buying Class A shares at net asset value"
above.
------------------------------------------------ ---------- ----------- -----------

*    The waiver  for Class A Shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any  applicable  CDSC or Limited CDSC,  unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments(R)  Funds'  Web  site  at  www.delawareinvestments.com.   Additional
information on sales charges can be found in the SAI.

                                       18

About your account (continued)

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the
Fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO 641210-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  can  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You can purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

                                       19

About your account (continued)

How to buy shares (continued)

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100. The minimum  purchase is $250, and you can make additional  investments of only $25 or more if you are  buying  shares in an IRA or Roth IRA,  under the
Uniform  Gifts to Minors Act or the Uniform  Transfers to Minors Act, or through an Automatic  Investing  Plan.  The minimum  purchase for a Coverdell  Education
Savings Account  (formerly,  an "Education  IRA") is $500. The minimums vary for retirement  plans  other than IRAs,  Roth IRAs or  Coverdell  Education  Savings
Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed  income  securities  on  the  basis  of  valuations  provided  to us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any fixed income  securities  that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities  using fair value prices based on third-party  vendor modeling tools, to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call our Shareholder Service Center at 800 523-1918.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another member  of your  household,  we  send  your  household  one  copy of the  Fund's prospectus  and annual and  semiannual  reports to that  address  unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will  continue to send one copy of each of these  documents to your  household  until  you  notify  us  that  you  wish to  receive  individual materials.  If you  wish  to  receive  individual  materials,  please  call  our
Shareholder  Service Center at 800 523-1918 or your financial  advisor.  We will begin sending you individual  copies of these  documents 30 days after receiving your request.

                                       20

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
You can redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas  City,  MO  64121-9656.  All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You can redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You can redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You can redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       21

About your account (continued)

How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or (an  authorized  agent)  receive the  request  before the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined on the next Business Day. We will deduct any  applicable  CDSCs.  You may also have to pay taxes on the  proceeds  from your sale of  shares.  We will send you a check,  normally the next  Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check,  we will wait until your  check has  cleared,  which can take up to 15 days, before we send your redemption proceeds.

If you are  required  to pay a CDSC when you  redeem  your  shares,  the  amount subject to the fee will be based on the shares' NAV when you  purchased  them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any  increase in the value of your  shares.  You also will not pay the charge on any  shares  acquired  by  reinvesting  dividends  or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a CDSC at the time of the  exchange.  If you later redeem those  shares, the  purchase  price for purposes of the CDSC formula will be the price you paid for the  original  shares,  not the exchange  price.  The  redemption  price for purposes  of  this  formula  will  be the NAV of the  shares  you  are  actually redeeming.

Redemptions-in-kind
The Fund has reserved the right to pay for redemptions with portfolio securities
under   certain   conditions.    See   the   SAI   for   more   information   on
redemptions-in-kind.

Account minimums
If you redeem shares and your account  balance falls below the required  account minimum of $1,000  ($250 for IRAs,  Roth IRAs,  Uniform  Gifts to Minors Act and
Uniform  Transfers to Minors Act accounts or accounts with  automatic  investing plans  and $500 for  Coverdell  Education  Savings  Accounts)  for three or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the  required  time,  you will be  charged  a $9 fee for that  quarter  and each quarter  after that until your  account  reaches  the minimum  balance.  If your account  does not reach the minimum  balance,  your Fund may redeem your account after 60 days' written notice to you.

                                       22

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery  you can receive  your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements, shareholder reports and other fund materials online, in a secure internet environment at any time, from anywhere.

Online Account Access
Account access is a password-protected area of the Delaware  Investments(R)' Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)   Fund.  The  shares  that  you  purchase  through  the  Dividend
Reinvestment  Plan are not  subject to a  front-end  sales  charge or to a CDSC.
Under most  circumstances,  you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware  Investments(R)  Fund without paying a front-end sales charge or a CDSC at the time of the exchange.  However,  if you exchange  shares from a money  market  fund  that does not have a sales  charge  or from  Class R shares of any fund, you will pay any applicable sales charge on your new shares.
When  exchanging  Class B and Class C shares  of one fund for the same  class of shares in other  funds,  your new shares will be subject to the same CDSC as the shares  you  originally  purchased.  The  holding  period for the CDSC will also remain the same,  with the amount of time you held your  original  shares  being credited  toward the  holding  period of your new  shares.  You do not pay sales charges on shares that you acquired through the  reinvestment of dividends.  You may  have to pay  taxes on your  exchange.  When you  exchange  shares,  you are purchasing  shares in  another  fund so you  should be sure to get a copy of the fund's  prospectus  and  read it  carefully  before  buying  shares  through  an exchange.  We may refuse the purchase  side of any  exchange  request if, in the
Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment  objectives and policies or would  otherwise  potentially be adversely affected.

                                       23

About your account (continued)

Special services (continued)

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum  transfer of $25 and a maximum  transfer  of  $50,000,  except for purchases  into  IRAs.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service,  you can  have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The  applicable  Limited  CDSC for Class A shares and the CDSC for Class B and C shares  redeemed via a Systematic  Withdrawal  Plan will be waived if the annual amount  withdrawn  in each year is less than 12% of the  account  balance on the date that the Plan is  established.  If the annual amount  withdrawn in any year exceeds 12% of the account  balance on the date that the  Systematic  Withdrawal
Plan is  established,  all  redemptions  under the Plan will be  subject  to the applicable CDSC,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R) Fund or  Optimum(R) Fund  Trust to be a market timer and may  consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

                                       24

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict, or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
CDSC or the sale  results in adverse  tax  consequences.  To avoid this risk,  a shareholder should carefully monitor the purchases,  sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities  or  municipal bonds.

                                       25

About your account (continued)

Frequent trading of Fund Shares (continued)

Transaction   monitoring  procedures  The  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive  trading.  For purposes  of these  transaction  monitoring  procedures,  the Fund may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar-cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  brokers/dealers and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has qualified as a regulated  investment company under the Code. As a regulated  investment  company,  the Fund generally pays no federal  income tax on the income and gains it  distributes  to you. The
Fund expects to declare and distribute all of its net investment income, if any, to  shareholders  as  dividends  annually.  The Fund  will also  distribute  net
realized  capital  gains,  if  any,  at  least  annually.   The  amount  of  any
distribution  will vary,  and there is no guarantee  the Fund will pay either an income dividend or a capital gains distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are  taxable as if they were paid in  December.  The Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  the Fund makes every effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  the Fund will send you a  corrected  Form  1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the  distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

                                       26

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding at a 30% or lower treaty rate and U.S.  estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles The Fund may accept investments  from  funds of  funds,  including  those  offered  by the  Delaware
Investments(R) Funds, as well as similar investment vehicles, such as 529 Plans.
A "529 Plan" is a college savings program that operates under section 529 of the
Code.  From  time  to  time,  the  Fund  may  experience  large  investments  or redemptions  due to allocations or  rebalancings  by these funds of funds and/or similar  investment  vehicles.  While it is  impossible  to predict  the overall impact of these  transactions  over  time,  there  could be  adverse  effects on portfolio  management.  For example, the Fund may be required to sell securities or invest cash at times when it would not  otherwise do so.  These  transactions could also have tax  consequences  if sales of securities  result in gains,  and could also increase transaction costs or portfolio turnover.

                                       27

Financial highlights

The financial  highlights  tables are intended to help you understand the Fund's financial performance. Financial highlights are not currently provided for Class
R shares  since the  class has not yet  commenced  operations.  All "per  share"
information reflects financial results for a single Fund share. This information has been  audited  by Ernst & Young  LLP,  whose  report,  along with the Fund's financial  statements,  is  included  in the  Fund's  annual  report,  which  is available upon request by calling 800 523-1918.

Delaware Large Cap Growth Fund                                                             Class A
                                                                                        Year ended
                                                                                              9/30
                                           2006         2005        2004        2003          2002

Net asset value, beginning of period     $6.820       $6.040      $5.640      $4.540        $5.940

Income (loss) from investment
  operations:
Net investment income (loss)(2)         (0.022)        0.027       0.005       0.004           ---
Net realized and unrealized gain
  (loss) on investments                   0.042        0.781       0.395       1.096       (1.400)
                                        -------      -------      ------      ------        ------
Total from investment operations          0.020        0.808       0.400       1.100       (1.400)
                                        -------      -------      ------      ------        ------

Less dividends and distributions
  from
Net investment income                       ---      (0.028)         ---         ---           ---
Net realized gain on investments        (0.240)          ---         ---         ---           ---
                                        -------      -------      ------      ------        ------
Total dividends and distributions       (0.240)      (0.028)         ---         ---           ---
                                        -------      -------      ------      ------        ------

Net asset value, end of period           $6.600       $6.820      $6.040      $5.640        $4.540
                                        =======      =======      ======      ======        ======

Total return                           0.13%(3)    13.41%(3)    7.09%(3)   24.23%(3)   (23.57%)(3)

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                               $6,881       $3,011      $1,420        $378           $28
Ratio of expenses to average net
  assets                                  1.00%        1.01%       1.00%       1.00%         0.94%
Ratio of expenses to average net
  assets prior to expense
  limitation and expenses paid
  indirectly                              1.14%        1.15%       1.16%       1.35%         1.57%
Ratio of net investment income
  (loss) to average net assets          (0.32%)        0.41%       0.08%       0.08%         0.00%
Ratio of net investment income
  (loss) to average net assets
  prior to expense limitation
  and expenses paid indirectly          (0.46%)        0.27%     (0.08%)     (0.27%)       (0.63%)
Portfolio turnover                          23%         124%         54%         80%           67%

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized. The portfolio turnover is representative of the entire Fund for the year ended September 30, 2002.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the
     Manager and Distributor.  Performance would have been lower had the expense limitation not been in effect.

(4)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the
     Manager.  Performance would have been lower had the expense  limitation not been in effect.

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain, if any, that we pay to shareholders  would be listed under "Less  dividends  and  distributions  from:  Net  realized  gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and CDSCs,  and assume the shareholder has reinvested all dividends and realized gains.

                                       28

Delaware Large Cap Growth Fund                                                             Class B
                                                                          Year ended        Period
                                                                                9/30    4/30/02(1)
                                           2006         2005        2004        2003    to 9/30/02

Net asset value, beginning of
  period                                 $6.700       $5.950      $5.600      $4.540        $6.030

Income (loss) from investment
  operations:
Net investment income (loss)(2)         (0.071)      (0.021)     (0.041)     (0.036)       (0.017)
Net realized and unrealized gain
  (loss) on investments                   0.031        0.771       0.391       1.096       (1.473)
                                        -------      -------      ------      ------        ------
Total from investment operations        (0.040)        0.750       0.350       1.060       (1.490)
                                        -------      -------      ------      ------        ------

Less dividends and distributions
  from
Net investment income                       ---          ---         ---         ---           ---
Net realized gain on investments        (0.240)          ---         ---         ---           ---
                                        -------      -------      ------      ------        ------
Total dividends and distributions       (0.240)          ---         ---         ---           ---
                                        -------      -------      ------      ------        ------

Net asset value, end of period           $6.420       $6.700      $5.950      $5.600        $4.540
                                        =======      =======      ======      ======        ======

Total return                         (0.78%)(4)    12.60%(4)    6.25%(4)   23.35%(4)   (24.71%)(4)

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                               $1,908       $1,649      $1,643        $224           $19
Ratio of expenses to average net
  assets                                  1.75%        1.76%       1.75%       1.75%         1.95%
Ratio of expenses to average net
  assets prior to expense
  limitation and expenses paid
  indirectly                              1.84%        1.85%       1.86%       2.05%         2.98%

Ratio of net investment income
  (loss) to  average net assets         (1.07%)      (0.34%)     (0.67%)     (0.67%)       (0.81%)
Ratio of net investment income
  (loss) to average net assets
  prior to expense limitation
  and expenses paid  indirectly         (1.16%)      (0.43%)     (0.78%)     (0.97%)       (1.84%)
Portfolio turnover                          23%         124%         54%         80%           67%

Delaware Large Cap Growth Fund                                                             Class C
                                                                          Year ended        Period
                                                                                9/30    4/30/02(1)
                                           2006         2005        2004        2003    to 9/30/02

Net asset value, beginning of
  period                                 $6.700       $5.950      $5.600      $4.540        $6.030

Income (loss) from investment
  operations:
Net investment income (loss)(2)         (0.070)      (0.021)     (0.040)     (0.036)       (0.017)
Net realized and unrealized gain
  (loss) on investments                   0.040        0.771       0.390       1.096       (1.473)
                                        -------      -------      ------      ------        ------
Total from investment operations        (0.030)        0.750       0.350       1.060       (1.490)
                                        -------      -------      ------      ------        ------

Less dividends and distributions
  from
Net investment income                       ---          ---         ---         ---           ---
Net realized gain on investments        (0.240)          ---         ---         ---           ---
                                        -------      -------      ------      ------        ------
Total dividends and distributions       (0.240)          ---         ---         ---           ---
                                        -------      -------      ------      ------        ------

Net asset value, end of period           $6.430       $6.700      $5.950      $5.600        $4.540
                                        =======      =======      ======      ======        ======

Total return                         (0.63%)(4)    12.60%(4)    6.25%(4)   23.35%(4)   (24.71%)(4)

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                               $2,670         $412        $270        $149          $---
Ratio of expenses to average net
  assets                                  1.75%        1.76%       1.75%       1.75%         1.95%
Ratio of expenses to average net
  assets prior to expense
  limitation and expenses paid
  indirectly                              1.84%        1.85%       1.86%       2.05%         2.98%
Ratio of net investment income
  (loss) to average net assets          (1.07%)      (0.34%)     (0.67%)     (0.67%)       (0.81%)
Ratio of net investment income
  (loss) to average net assets
  prior to expense limitation
  and expenses paid  indirectly         (1.16%)      (0.43%)     (0.78%)     (0.97%)       (1.84%)
Portfolio turnover                          23%         124%         54%         80%           67%

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       29

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

                                       30

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 1000(R) Growth Index
Measures  the   performance   of  those  Russell  1000   companies  with  higher
price-to-book  ratios and higher  forecasted  growth  values.  The Russell  1000 measures the  performance  of the 1,000  largest U.S.  companies  based on total market capitalization.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual fund.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

                                       31

Glossary (continued)

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more detailed  information about a fund's organization, management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       32

Additional Information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered by the report. You can find more detailed  information about the Fund in the current SAI,  which we have filed  electronically  with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Fund's
SAI, annual and semiannual  reports to shareholders are also available,  free of charge, through the Fund's Web site (www.delawareinvestments.com).  You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR Database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       33

Delaware
Investments(R)
A member of Lincoln Financial Group

Contact Information

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center

800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:

o    For Fund information, literature, price, yield and performance figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R) service.

Delaware Large Cap Growth Fund Symbols
                                              CUSIP            NASDAQ
Class A                                     24610A109          DGDAX
Class B                                     24610A208          DGDBX
Class C                                     24610A307          DGDCX

Investment Company Act file number: 811-04413

PR-133 [9/06] CGI 1/07
                                                                    MF-07-01-372
                                                                        PO 11580

                         Delaware Large Cap Growth Fund

                               Institutional Class

                                   Prospectus
                                January 28, 2007

                                  GROWTH-EQUITY

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

                                                                    page 2
Fund profile                                                        page 2
Delaware Large Cap Growth Fund

How we manage the Fund                                              page 5
Our investment strategy                                                  5
The securities we typically invest in                                    6
The risks of investing in the Fund                                       8
Disclosure of portfolio holdings information                             8

Who manages the Fund                                                page 9
Investment manager                                                       9
Portfolio managers                                                       9
Manager of managers structure                                            9
Who's who?                                                              10

About your account                                                 page 11
Investing in the Fund                                                   11
Payments to intermediaries                                              11
How to buy shares                                                       12
Fair valuation                                                          13
How to redeem shares                                                    13
Account minimum                                                         14
Exchanges                                                               14
Frequent trading of Fund shares                                         14
Dividends, distributions and taxes                                      16
Certain management considerations                                       17

Financial highlights                                               page 18

Glossary                                                           page 20

Additional information                                             page 22

                                       1

Profile:  Delaware Large Cap Growth Fund

What is the Fund's goal?
Delaware  Large Cap Growth Fund seeks  capital  appreciation.  Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest  primarily  in  common  stocks of  growth-oriented  companies  that we believe have long-term capital  appreciation  potential and are expected to grow faster than the U.S.  economy.  Under  normal  circumstances,  we will invest at least 80% of the  Fund's  net  assets  in  investments  of large  capitalization companies (the 80% policy). For purposes of this Fund, we currently define large capitalization  companies as those that, at the time of investment,  have market capitalizations  within the range of market  capitalizations of companies in the
Russell 1000(R) Growth Index.  While the market  capitalization  of companies in the Russell  1000(R)  Growth Index ranged from  approximately  $1.706 billion to approximately  $371.187  billion as of June 30, 2006, we will normally invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase.

Using a bottom up approach,  we seek to select  securities of companies  that we believe have  attractive  end market  potential,  dominant  business  models and strong free cash flow  generation that are  attractively  priced compared to the intrinsic  value of the  securities.  We also  consider a company's  operational efficiencies,  management's  plans  for  capital  allocation  and the  company's shareholder orientation.

The Fund's 80% policy described above is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock  prices,  which can be caused  by a  decline  in the stock  market or poor performance  from  specific  companies  that can result from  negative  earnings reports or dividend reductions.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 8.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
     o Investors with long-term financial goals.
     o Investors seeking an investment primarily in common stocks.
     o Investors seeking exposure to the capital  appreciation  opportunities of large-sized companies.

Who should not invest in the Fund
     o Investors with short-term financial goals.
     o Investors whose primary goal is current income.
     o Investors  who are  unwilling to accept share prices that may  fluctuate, sometimes significantly, over the short-term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has Delaware Large Cap Growth Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class have varied over the past 10 calendar  years,  as well as the average  annual returns of the
Institutional  Class shares for  one-year,  five-year and 10-year  periods.  The
Fund's past performance  before and after taxes is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during the periods.  The returns would be lower without the expense caps. Please see the footnotes on page 4 for additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN]

Year-by-year total return (Institutional Class)

------  ------  ------ -------  -------  -------  ------  -------  ------ ------
1997    1998    1999    2000     2001     2002     2003    2004    2005    2006
------  ------  ------ -------  -------  -------  ------  -------  ------  ------
17.53%  10.10%  26.02% -22.37%  -18.80%  -30.27%  30.28%   5.84%   8.06%   1.61%
------ -------  ------ -------  -------  -------  ------  -------  ------ ------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was 24.92% for the quarter ended December 31, 1999 and its lowest quarterly return was -22.18% for the quarter ended December 31, 2000.

Average annual returns for periods ending 12/31/06

----------------------------------------------------------- ------------- -------------- -----------
                                                               1 year        5 years       10 years
----------------------------------------------------------- ------------- -------------- -----------
Return before taxes                                            1.61%          1.09%         0.82%
----------------------------------------------------------- ------------- -------------- -----------
Return after taxes on distributions                            1.61%          0.94%        -0.02%
----------------------------------------------------------- ------------- -------------- -----------
Return after taxes on distributions and sale of Fund shares    1.04%          0.92%         0.31%
----------------------------------------------------------- ------------- -------------- -----------
Russell 1000(R) Growth Index                                   9.07%          2.69%         5.44%
(reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------- ------------- -------------- -----------

The Fund's returns above are compared to the  performance of the Russell 1000(R)
Growth Index. The Index measures the performance of those Russell 1000 companies with  higher  price-to-book  ratios and higher  forecasted  growth  values.  The
Russell 1000 measures the performance of the 1,000 largest U.S.  companies based on total market  capitalization.  You should remember that, unlike the Fund, the
Russell  1000(R) Growth Index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying,  selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and  individual  retirement  accounts  (IRAs).  The after-tax  returns shown are calculated  using the highest  individual  federal  marginal income tax rates in effect  during the Fund's  lifetime  and do not  reflect the impact of state and
local   taxes.   The   after-tax   rate  used  is  based  on  the   current  tax
characterization  of the elements of the Fund's  returns  (e.g.,  qualified  vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

                                       3

What are the Fund's fees and expenses?

The following  table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

------------------------------------------------------------ --------------------------------------------------- -----------------
You do not pay sales charges directly from your              Class                                                   Institutional
investments when you buy or sell shares of the
Institutional Class.
------------------------------------------------------------ --------------------------------------------------- -----------------
                                                             Maximum sales charge (load) imposed on                          none
                                                             purchases as a percentage of offering price
------------------------------------------------------------ --------------------------------------------------- -----------------
                                                             Maximum contingent deferred sales charge (load)                 none
                                                             as a percentage of original purchase price or
                                                             redemption price, whichever is lower
------------------------------------------------------------ --------------------------------------------------- -----------------
                                                             Maximum sales charge (load) imposed on reinvested               none
                                                             dividends
------------------------------------------------------------ --------------------------------------------------- -----------------
                                                             Redemption fees                                                 none
------------------------------------------------------------ --------------------------------------------------- -----------------
                                                             Exchange fees(1)                                                none
------------------------------------------------------------ --------------------------------------------------- -----------------

------------------------------------------------------------ --------------------------------------------------- -----------------
Annual fund operating expenses are deducted from the         Class                                                  Institutional
Fund's assets.
------------------------------------------------------------ --------------------------------------------------- -----------------
                                                             Management fees(2)                                             0.65%
------------------------------------------------------------ --------------------------------------------------- -----------------
                                                             Distribution and service (12b-1) fees                            none
------------------------------------------------------------ --------------------------------------------------- -----------------
                                                             Other expenses                                                 0.19%
------------------------------------------------------------ --------------------------------------------------- -----------------
                                                             Total annual fund operating expense                            0.84%
------------------------------------------------------------ --------------------------------------------------- -----------------
                                                             Fee waivers and payments                                      (0.09%)
------------------------------------------------------------ --------------------------------------------------- -----------------
                                                             Total operating net expenses                                   0.75%
------------------------------------------------------------ --------------------------------------------------- -----------------
This example is intended to help you compare the cost of
investing in the Fund to the cost of investing in other
mutual funds with similar investment objectives. We show
the cumulative amount of Fund expenses on a hypothetical
investment of $10,000 with an annual 5% return over the
time shown.  The Fund's actual rate of return may be
greater or less than the hypothetical 5% return we use
here.  This example reflects the net operating expenses
with expense waivers for the one-year contractual period
and the total operating expenses without waivers for years
two through 10.  This is an example only, and does not
represent future expenses, which may be greater or less
than those shown here.
                                                              1 year                                                           $77
------------------------------------------------------------ --------------------------------------------------- -----------------
                                                              3 years                                                         $259
------------------------------------------------------------ --------------------------------------------------- -----------------
                                                              5 years                                                         $457
------------------------------------------------------------ --------------------------------------------------- -----------------
                                                              10 years                                                      $1,029
------------------------------------------------------------ --------------------------------------------------- -----------------

(1)  Exchanges  are  subject to the  requirements  of each fund in the  Delaware
     Investments(R)  family.  A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  The investment  manager  (Manager) has agreed to voluntarily waive all or a portion of its investment  advisory fees and/or reimburse  expenses through
     January 31, 2008 in order to prevent total annual fund  operating  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  inverse  floater program expenses,  brokerage fees,  certain insurance costs and non-routine expenses  or costs,  including,  but not  limited  to,  those  relating  to reorganizations,  litigation,  certain  Trustee  retirement  plan expenses,
     conducting    shareholder   meetings   and   liquidations    [collectively,
     "non-routine  expenses"])  from exceeding 0.75% of average daily net assets of the Fund. For purposes of these waivers and reimbursements,  non-routine expenses  may also  include  such  additional  costs and expenses as may be agreed upon from time to time by the Fund's Board and the Manager.

                                       4

How we manage the Fund

Our investment strategy
We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments for the Fund.  Specifically,  we look for structural  changes in the economy, industry or product cycle changes, or changes in management,  targeting those  companies  that we  believe  can best  capitalize  on such  changes.  The following  are  descriptions  of how the portfolio  management  team pursues the
Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Delaware Large Cap Growth Fund's goal is to seek capital appreciation. We invest primarily  in common  stocks  of large  capitalization  companies.  We strive to identify  companies that offer the potential for long-term  price  appreciation.
Using a bottom up approach, we look for companies that:

     o have attractive end market potential, dominant business models and strong free cash flow generation;
     o demonstrate operational and scale efficiencies;
     o have demonstrated expertise for capital allocation; and
     o have clear shareholder oriented governance and compensation policies.

All of these factors give us insight into the outlook for a company,  helping us identify companies poised for sustainable free cash flow growth. We believe that
sustainable  free  cash  flow  growth,  if  it  occurs,   may  result  in  price
appreciation for the company's stock.

Although  we tend to hold a  relatively  focused  portfolio  of between 25 to 40 stocks, we maintain a diversified  portfolio  representing a number of different industries.  Such an approach helps to minimize the impact that any one security or industry  could have on the  portfolio  if it were to  experience a period of slow or declining growth.

Because our  objective is capital  appreciation,  the amount of dividend  income that a stock provides is only an incidental consideration for us.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       5

The securities we typically invest in

Stocks  offer  investors  the  potential  for capital  appreciation  and may pay dividends as well.

                     Securities                                             How we use them
Common stocks: Securities that represent shares of     Under normal circumstances, we generally will invest 85%
ownership in a corporation. Stockholders participate   of the Fund's net assets in common stock.
in the corporation's profits and losses,
proportionate to the number of shares they own.

Foreign Stocks and Depositary Receipts: Foreign        We may invest up to 20% of the Fund's net assets in
stocks are those issued by a company that is located   foreign companies directly or indirectly through
in a foreign country, has the majority of its assets   American, Global or European Depositary Receipts. We
in a foreign country or generates the majority of      would typically hold depositary receipts when we believe
its operating income in a foreign country.             they offer greater appreciation potential than U.S.
                                                       securities. Investing directly in international
Depositary receipts are issued by a U.S. or foreign    securities is not typically a significant component of
bank and represent the bank's holdings of a stated     our strategy.
number of shares of a foreign corporation. A
depositary receipt entitles the holder to all
dividends and capital gains earned by the underlying
foreign shares. American Depositary Receipts (ADRs)
are typically bought and sold on U.S. securities
exchanges in the same way as other U.S. securities.

Repurchase agreements: An agreement between a buyer    Typically, we use repurchase agreements as a short-term
of securities, such as the Fund, and a seller of       investment for the Fund's cash position. In order to
securities in which the seller agrees to buy the       enter into these repurchase agreements, the Fund must
securities back within a specified time at the same    have collateral of at least 102% of the repurchase
price the buyer paid for them, plus an amount equal    price. The Fund will only enter into repurchase
to an agreed upon interest rate. Repurchase            agreements in which the collateral is comprised of U.S.
agreements are often viewed as equivalent to cash.     government securities.

Restricted securities: Privately-placed securities     We may invest in privately-placed securities, including
whose resale is restricted under U.S. securities       those that are eligible for resale only among certain
laws.                                                  institutional buyers without registration, commonly
                                                       known as "Rule 144A Securities."

Options and Futures: Options represent a right to      If we have stocks that have unrealized gains because of
buy or sell a security or a group of securities at     past appreciation, we may want to protect those gains
an agreed upon price at a future date. The purchaser   when we anticipate adverse conditions. We might use
of an option may or may not choose to go through       options or futures to neutralize the effect of any price
with the transaction; the seller of an option must     declines, without selling the security. We may also use
go through with the transaction.                       options and futures to quickly invest excess cash so
                                                       that the portfolio is generally fully invested.
Futures contracts are agreements for the purchase or
sale of a security or a group of securities at a       Use of these strategies can increase the operating costs
specified price on a specified date. Unlike an         of the Fund and can lead to loss of principal.
option, a futures contract must be executed unless
it is sold before the settlement date.

Options and futures are generally considered to be
derivative securities.

Illiquid securities: Securities that do not have a     We may invest up to 15% of the Fund's net assets in
ready market, and cannot be easily sold, within        illiquid securities.
seven days, at approximately the price at which a
fund has valued them.  Illiquid securities include
repurchase agreements maturing in more than seven
days.

                                       6

We may also invest in other securities,  including  preferred stock, real estate investment trusts, warrants, equity or debt securities that are convertible into stocks and investment company securities. Please see the Statement of Additional
Information  (SAI) for  additional  information  on these  securities as well as those listed in the table above.

Lending securities
We may lend up to 25% of the  Fund's  assets  to  qualified  broker/dealers  and institutional investors for their use in their security transactions.  Borrowers of the Fund's  securities  must  provide  collateral  to the Fund and adjust the amount of  collateral  each day to  reflect  changes  in the value of the loaned securities. These transactions may generate additional income for the Fund.

Borrowing from banks
We may borrow  money from banks as a  temporary  measure  for  extraordinary  or emergency  purposes  or to  facilitate  redemptions.  We will be required to pay interest to the lending  banks on the amount  borrowed.  As a result,  borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in  bonds,  cash or cash  equivalents.  To the  extent  that we hold such instruments, we may be unable to achieve the Fund's investment objective.

Portfolio turnover
Under normal  circumstances we expect portfolio turnover to be less than 50%. It is possible,  however,  that portfolio turnover will be higher than expected.  A high rate of portfolio turnover in any year may increase  brokerage  commissions paid and could generate taxes for shareholders on realized investment gains.

                                       7

How we manage the Fund (continued)

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little or no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal  risks you assume when  investing in the Fund.  Please see the SAI for further discussion of these risks and other risks not discussed here.

-------------------------------------------------------------- ----------------------------------------------------------
                            Risks                                            How we strive to manage them
-------------------------------------------------------------- ----------------------------------------------------------
Market risk is the risk that all or a majority of the          We maintain a long-term investment approach and focus on
securities in a certain market-- like the stock or bond        stocks we believe can appreciate over an extended time
market-- will decline in value because of economic             frame regardless of interim market fluctuations. We do
conditions, future expectations or investor confidence.        not try to predict overall stock market movements.
                                                               Although we may hold securities for any amount of time,
                                                               we generally do not trade for short-term purposes.
-------------------------------------------------------------- ----------------------------------------------------------
Industry and security risk:  Industry risk is the risk that    We limit the amount of the Fund's assets invested in any
the value of securities in a particular industry will          one industry and in any individual security. We also
decline because of changing expectations for the performance   follow a rigorous selection process before choosing
of that industry.                                              securities and continually monitor them while they
                                                               remain in the portfolio.
Security risk is the risk that the value of an individual
stock or bond will decline because of changing expectations
for the performance of the individual company issuing the
stock or bond.
-------------------------------------------------------------- ----------------------------------------------------------
Futures and options risk is the possibility that a fund may    We may use futures and options to protect gains in the
experience a loss if it employs an options or futures          portfolio without actually selling a security. We may
strategy related to a security or a market index and that      also use futures and options to quickly invest excess
security or index moves in the opposite direction from what    cash so that the portfolio is generally fully invested.
the Manager anticipated.  Futures and options also involve
additional expenses, which could reduce any benefit or
increase any loss that a fund gains from using the strategy.
-------------------------------------------------------------- ----------------------------------------------------------
Foreign risk is the risk that foreign securities may be        Investing in foreign securities (including depositary
adversely affected by political instability, changes in        receipts) is not a significant part of our strategy. We
currency exchange rates, foreign economic conditions or        may not invest more than 20% of net assets in direct and
inadequate regulatory and accounting standards.                indirect holdings of foreign securities.
-------------------------------------------------------------- ----------------------------------------------------------
Liquidity risk is the possibility that securities cannot be    We limit exposure to illiquid securities to no more than
readily sold, within seven days, at approximately the price    15% of the Fund's net assets.
that a fund has valued them.
-------------------------------------------------------------- ----------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       8

Who manages the Fund

Investment manager
The Fund is managed by Delaware  Management  Company (the Manager),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its  services  to the Fund,  the  Manager  was paid an  aggregate  fee,  net waivers, of 0.56% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the period ended September 30, 2006.

Portfolio managers
Jeffrey S. Van Harte, Christopher J. Bonavico, Daniel J. Prislin and Christopher
M.  Ericksen  have  primary  responsibility  for  making  day-to-day  investment decisions for the Fund. Messrs. Van Harte, Bonavico, Prislin and Ericksen joined
Delaware Investments in April 2005.

Jeffrey S. Van Harte, CFA
Senior Vice President,  Chief  Investment  Officer - Focus Growth Equity
Mr.  Van  Harte  joined  Delaware  Investments  in April  2005.  He is the chief investment  officer for the Focus Growth Equity team,  responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Most recently, he was a principal and executive vice president at Transamerica  Investment Management.
Mr. Van Harte has been managing  portfolios and separate  accounts for more than
20 years.  Before becoming a portfolio  manager,  Mr. Van Harte was a securities analyst  and trader for  Transamerica  Investment  Services,  which he joined in
1980. Mr. Van Harte received his  bachelor's  degree in finance from  California
State University at Fullerton.

Christopher J. Bonavico, CFA
Vice President,  Senior  Portfolio  Manager,  Equity Analyst
Mr.  Bonavico,  who joined  Delaware  Investments (R) in April 2005, is a senior portfolio  manager  on the  firm's  Focus  Growth  Equity  team.  This  team  is responsible  for  large-cap  growth,  all-cap  growth,  and one smid-cap  growth
portfolio.   He  was  most  recently  a  principal  and  portfolio   manager  at
Transamerica  Investment  Management,  where he  managed  sub-advised  funds and institutional  separate accounts.  Before joining Transamerica in 1993, he was a research  analyst for Salomon  Brothers.  Mr.  Bonavico  received his bachelor's degree in economics from the University of Delaware.

Daniel J. Prislin, CFA
Vice  President,  Senior  Portfolio  Manager,  Equity Analyst
Mr. Prislin joined Delaware  Investments (R) in April 2005 as a senior portfolio manager on the  firm's  Focus  Growth  Equity  team,  which is  responsible  for large-cap  growth,  all-cap  growth,  and one  smid-cap  portfolio.  He was most
recently  a  principal  and  portfolio   manager  at   Transamerica   Investment
Management,  where he also managed sub-advised funds and institutional  separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with
The Franklin  Templeton Group. Mr. Prislin received an MBA and bachelor's degree in business administration from the University of California at Berkeley.

Christopher M. Ericksen, CFA
Vice President, Portfolio Manager, Equity Analyst
Mr.  Ericksen  joined  Delaware  Investments  (R) in April  2005 as a  portfolio manager on the  firm's  Focus  Growth  Equity  team,  which is  responsible  for large-cap growth, all-cap growth, and one smid-cap product. He was most recently a portfolio manager at Transamerica Investment Management, where he also managed institutional  separate accounts.  Before joining Transamerica in 2004, he was a vice  president  at  Goldman  Sachs.  During  his 10 years  there,  he worked in investment banking as well as investment  management.  Mr. Ericksen received his bachelor's  degree from Carnegie  Mellon  University,  with majors in industrial management, economics, and political science.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation,  other  accounts  managed  by  each  portfolio  manager  and  each portfolio managers' ownership of securities in the Fund shares.

Manager of managers structure
The Fund and the  Manager  have  received  an  exemptive  order  from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Board of Trustees,  to appoint and replace  sub-advisors,  enter into sub-advisory  agreements,  and materially amend and terminate  sub-advisory agreements  on behalf of the Fund without  shareholder  approval (the Manager of
Managers  Structure).  Under the Manager of Manager  Structure,  the Manager has
ultimate  responsibility,   subject  to  oversight  by  the  Fund's  Board,  for
overseeing the Fund's  sub-advisors  and recommending to the Board their hiring, termination or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers  Structure  with respect to the Fund,  the
Manager may, in the future,  recommend to the Fund's Board the  establishment of the  Manager of Managers  Structure  by  recommending  the hiring of one or more sub-advisors to manage all or a portion of the Fund's' portfolio.

The  Manager of Managers  Structure  enables  the Fund to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder  approval.  Shareholders  will be notified  of any  changes  made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       9

Who's who?
This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments(R) Funds.

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     The Fund                       Brooklyn, NY 11245

                                   Distributor                              Service agent
                                   Delaware Distributors, L.P.              Delaware Service Company, Inc.
                                   2005 Market Street                       2005 Market Street
                                   Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
Portfolio managers
(see page 9 for details)
                                                            Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through  distributors  who are  regulated as  broker/dealers  and are subject to
National  Association of Securities Dealers,  Inc. (NASD) rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P,  Lincoln  Financial  Distributors,  Inc.  (LFD) is
primarily   responsible   for  promoting   the  sale  of  Fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       10

About your account

Investing in the Fund

Institutional Class shares are available for purchase only by the following:

     o    retirement  plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail  securities  business and rollover IRAs from such plans;
     o    tax-exempt  employee  benefit  plans  of  the  Fund's  Manager  or its affiliates  and of  securities  dealer firms with a selling  agreement with the distributor (Distributor);
     o    institutional advisory accounts (including mutual funds managed by the
          Fund's  Manager) and clients of Delaware  Investment (R) Advisers,  an affiliate of the Manager,  or its affiliates,  as well as the clients'
          affiliates and their  corporate  sponsors,  subsidiaries,  and related employee  benefit  plans  and  IRAs  of,  or from  such  institutional advisory accounts;
     o    a bank, trust company and similar financial institution, investing for its own account or for the account of its trust customers for whom the
          financial   institution   is  exercising   investment   discretion  in
          purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule
          12b-1 Plan fee;
     o    registered  investment  advisors  investing  on behalf of clients that consist solely of institutions and high net-worth  individuals  having at least $1,000,000  entrusted to the advisor for investment purposes.
          Use of  Institutional  Class shares is  restricted to advisors who are not  affiliated or  associated  with a broker or dealer and who derive compensation  for  their  services  exclusively  from  their  advisory clients; or
     o    certain plans qualified under Section 529 of the Internal Revenue Code
          (the Code) for which the Fund's Manager,  Distributor or service agent
          or  one  or   more  of   their   affiliates   provide   recordkeeping,
          administrative,  investment  management,  marketing,  distribution  or similar services.
     o    Until April 1, 2006,  investors who were formerly  shareholders of "I"
          shares  (or a  similar  class of shares  that is  limited  to  certain institutional  or high net worth  investors and does not carry a sales charge  or Rule  12b-1  fee) of  another  fund  that  was  managed  by investment  professionals  who are  currently  portfolio  managers  at
          Delaware Management Company.

Payments to intermediaries
The Distributor,  Lincoln Financial Distributors, Inc., and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Funds) to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of fund shares and/or shareholder  servicing,  including providing the
Funds with "shelf space" or a higher  profile with the Financial  Intermediary's consultants, sales persons and customers (distribution assistance). The level of payments  made to a  qualifying  Financial  Intermediary  in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over the other  investment  options.  In addition,  depending on the  arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Funds' shares.

For more information, please see the Funds' SAI.

                                       11

About your account (continued)

How to buy shares

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

[GRAPHIC OMITTED: AN EXCHANGE SYMBOL

By exchange
You  can  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however,  that you may not exchange your shares for Class B, Class
C or Class R shares.  To open an account by exchange,  call your Client Services
Representative at 800 362-7500.

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If we (or an  authorized  agent)  receive your order before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed  income  securities  on  the  basis  of  valuations  provided  to us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

                                       12

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another person or entity at your address,  we send one copy of the Fund's prospectus and annual and semiannual  reports to that address,  unless you opt otherwise.  This will help us reduce the printing and mailing expenses  associated with the Fund.
We will  continue to send one copy of each of these  documents  to that  address until you notify us that you wish to receive individual  materials.  If you wish to receive individual materials, please call your Client Services Representative at 800 362-7500.  We will begin sending you individual copies of these documents
30 days after receiving your request.

How to redeem shares

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By mail
You can redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware  Investments  (R) , P.O. Box 219656,  Kansas City, MO  64121-9656.  All
owners  of the  account  must sign the  request.  For  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8992. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

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By telephone
You can redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

                                       13

About your account (continued)

How to redeem shares (continued)

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By wire
You can redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  Business Day. You may have to pay taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next Business
Day,  but no later than seven  days after we receive  your  request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Redemptions-in-kind
The Fund has reserved the right to pay for redemptions with portfolio securities
under   certain   circumstances.   See   the  SAI  for   more   information   on
redemptions-in-kind.

Account minimum
If you redeem shares and your account  balance  falls below $250,  your Fund may redeem your account after 60 days' written notice to you.

Exchanges
The following  limitation on exchanges  applies only to those investors who were formerly  shareholders  of "I"  shares  (or a similar  class of  shares  that is limited to certain  institutional or high net worth investors and does not carry a sales charge or Rule 12b-1 fee) of another fund that was managed by investment professionals  who are  currently  portfolio  managers  at  Delaware  Management
Company  and who  purchased  their  shares on or  before  April 1,  2006.  These investors  may  exchange all or part of their  institutional  shares of Delaware
Large Cap Growth  Fund only for  shares of the same  class in  another  Delaware
Investments(R)  Fund  that are  specifically  available  for  purchase  by these individuals as stated in the Fund's Prospectus.

You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware  Investments(R) Fund. If you exchange shares to a fund that has a sales charge you will pay any  applicable  sales  charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange  shares,  you are  purchasing  shares in another fund, so you should be sure to get a copy of the fund's  Prospectus and read it carefully before buying shares through an exchange.  You may not exchange your shares for Class B, Class
C or Class R shares for another Delaware  Investments(R) Fund. We may refuse the purchase side of any exchange request,  if, in the Manager's judgment,  the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who  follows a pattern of market  timing in any  Delaware  Investments(R)
Funds or Optimum(R)  Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an  unaffiliated  fund family to be a market timer.

                                       14

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be  cancelled  or rejected by the Fund on the next  Business
Day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a contingent  deferred  sales  charge  (CDSC) or the sale  results in adverse  tax consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or  exchanges  of Fund  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the  Fund  may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases  and sales or exchanges of the Fund's shares may also force the Fund to sell  portfolio  securities  at  inopportune  times to raise cash to accommodate short-term trading activity.  This could adversely affect the Fund's performance  if, for  example,  the Fund incurs  increased  brokerage  costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities  or  municipal bonds.

                                       15

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar-cost   averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has qualified as a regulated  investment company under the Code. As a regulated  investment  company,  the Fund generally pays no federal  income tax on the income and gains it  distributes  to you. The
Fund expects to declare and distribute all of its net investment income, if any, to  shareholders  as  dividends  annually.  The Fund  will also  distribute  net
realized  capital  gains,  if  any,  at  least  annually.   The  amount  of  any
distribution  will vary,  and there is no guarantee  the Fund will pay either an income dividend or a capital gains distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are  taxable as if they were paid in  December.  The Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  the Fund makes every effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  the Fund will send you a  corrected  Form  1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the  distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

                                       16

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding at a 30% or lower treaty rate and U.S.  estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware Investments(R) family, as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains, and could also increase transaction costs or portfolio turnover.

                                       17

Financial highlights

The financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

------------------------------------------------------------ ------------------------------------------------------------------
                                                                                    Institutional class
Delaware Large Cap Growth Fund                                                        Year ended 9/30
                                                             ------------------------------------------------------------------
                                                                  2006          2005         2004         2003         2002
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------
Net asset value, beginning of period                             $6.840        $6.050       $5.660       $4.550       $5.940
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------
Income (loss) from investment operations:
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------
Net investment income (loss)(1)                                  (0.005)        0.043        0.021        0.017        0.006
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------
Net realized and unrealized gain (loss) on investments            0.037         0.791        0.385        1.102       (1.396)
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------
Total from investment operations                                  0.032         0.834        0.406        1.119       (1.390)
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------
Less dividends and distributions from:
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------
Net investment income                                            (0.012)       (0.044)      (0.016)      (0.009)        ---
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------
Net realized gain on investments                                 (0.240)         ---          ---          ---          ---
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------
Total dividends and distributions                                (0.252)       (0.044)      (0.016)      (0.009)        ---
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------
Net asset value, end of period                                   $6.620        $6.840       $6.050       $5.660       $4.550
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------
Total return(2)                                                   0.31%        13.83%        7.17%       24.62%      (23.40%)
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------
Ratios and supplemental data:
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------
Net assets, end of period (000 omitted)                         $109,913       $87,211      $58,305      $37,456      $16,948
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------
Ratio of expenses to average net assets                           0.75%         0.76%        0.75%        0.75%        0.83%
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                           0.84%         0.85%        0.86%        1.05%        1.27%
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------
Ratio of net investment income (loss) to average net assets      (0.07%)        0.66%        0.33%        0.33%        0.11%
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly          0.16%)        0.57%        0.22%        0.03%       (0.33%)
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------
Portfolio turnover                                                23%          124%          54%          80%         167%
------------------------------------------------------------ -------------- ------------ ------------ ------------ ------------

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the Manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       18

How to read the Financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions:  From net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net  investment  income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       19

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

                                       20

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 1000(R) Growth Index
Measures  the   performance   of  those  Russell  1000   companies  with  higher
price-to-book  ratios and higher  forecasted  growth  values.  The Russell  1000 measures the  performance  of the 1,000  largest U.S.  companies  based on total market capitalization.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual fund.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more detailed  information about a fund's organization, management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       21

Additional Information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 362-7500. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's Web site  (www.delawareinvestments.com).  You may obtain additional information about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR Database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       22

Contact Information

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative

800 362-7500

Delaphone Service

800 362-FUND (800 362-3863)

o  For  convenient  access  to  account   information  or  current   performance
information on all Delaware  Investments (R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Delaware Large Cap Growth Fund Symbols
                                                  CUSIP                NASDAQ
Institutional Class                             24610A406              DGDIX

Investment Company Act file number: 811-04413

[GRAPHIC OMITTED][GRAPHIC OMITTED][GRAPHIC OMITTED]

                       STATEMENT OF ADDITIONAL INFORMATION
                                January 28, 2007

                         DELAWARE GROUP EQUITY FUNDS IV
                       Delaware Growth Opportunities Fund
                         Delaware Large Cap Growth Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

      For more information about the Institutional Classes: 1-800-510-4015

       For Prospectus, Performance and Information on Existing Accounts of
       Class A Shares, Class B Shares, Class C Shares and Class R Shares:
                                 1-800-523-1918

              Dealer Services (Broker/dealers only): 1-800-362-7500

     This  Statement of Additional  Information  ("Part B") describes  shares of
Delaware  Growth  Opportunities  Fund and  Delaware  Large Cap Growth Fund (each individually,  a "Fund",  and  collectively,  the "Funds"),  which are series of
Delaware Group Equity Funds IV (the "Trust"). Each Fund offers Class A, B, C and
R Shares (each  individually,  a "Class" and collectively,  the "Fund Classes").
Each Fund also offers an Institutional  Class (the "Institutional  Class").  All
references  to  "shares"  in this Part B refer to all  classes  of shares of the
Funds,  except where noted. The Funds' investment adviser is Delaware Management
Company, a series of Delaware Management Business Trust (the "Manager").

     This  Part  B  supplements  the   information   contained  in  the  current
Prospectuses for the Funds,  each dated January 28, 2007, as they may be amended from  time  to  time.  This  Part B  should  be  read in  conjunction  with  the
Prospectuses.  This Part B is not itself a prospectus  but is, in its  entirety, incorporated by reference into the Prospectuses. A Prospectus may be obtained by writing or calling your  investment  dealer or by contacting the Funds' national distributor,  Delaware  Distributors,  L.P.  (the  "Distributor"),  at the above address or by calling the above phone number.  The Funds' financial  statements, the  notes  relating  thereto,  the  financial  highlights  and  the  report  of independent registered public accounting firm are incorporated by reference from the Annual  Reports  into this Part B. The Annual  Reports  will  accompany  any request  for Part B. The Annual  Reports can be  obtained,  without  charge,  by calling 800 523-1918.

------------------------------------------------------------------------------------------------

------------------------------------------ ------ -------------------------------------- -------
                                            Page                                          Page
------------------------------------------ ------ -------------------------------------- -------
Organization and Classification               1   Purchasing Shares                         31
------------------------------------------ ------ -------------------------------------- -------
Investment Objectives, Restrictions
  and Policies                                1   Investment Plans                          41
------------------------------------------ ------ -------------------------------------- -------
                                                  Determining Offering Price and Net
Investment Strategies and Risks               2     Asset Value                             45
------------------------------------------ ------ -------------------------------------- -------
Disclosure of Portfolio Holdings             11
  Information                                     Redemption and Exchange                   46
------------------------------------------ ------ -------------------------------------- -------
Management of the Trust                      12   Distributions and Taxes                   53
------------------------------------------ ------ -------------------------------------- -------
Investment Manager and Other Service
 Providers                                   21   Performance                               61
------------------------------------------ ------ -------------------------------------- -------
Portfolio Managers                           24   Financial Statements                      61
------------------------------------------ ------ -------------------------------------- -------
 Trading Practices and Brokerage             28   Principal Holders                         62
------------------------------------------ ------ -------------------------------------- -------
Capital Structure                            30
-------------------------------------------------------------------------------------------------

AI-016 [9/06] 1/07                                                PO 11611

--------------------------------------------------------------------------------
                         ORGANIZATION AND CLASSIFICATION
--------------------------------------------------------------------------------

Organization
     The Trust was  originally  organized as a Maryland  corporation in 1985 and was  subsequently  re-domiciled  as a Delaware  statutory  trust on December 17,
1999.

Classification
     The Trust is an  open-end  management  investment  company.  The Funds' are diversified  as defined by the  Investment  Company Act of 1940, as amended (the
"1940 Act").

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES
--------------------------------------------------------------------------------

Investment Objectives
     Each Fund's  investment  objective is described in the  Prospectuses.  Each
Fund's  investment  objective  is  non-fundamental,  and may be changed  without shareholder approval.

Fundamental Investment Restrictions
     Each Fund has adopted  the  following  restrictions  that cannot be changed without  approval  by the  holders of a  "majority"  of the  Fund's  outstanding shares,  which is a vote by the  holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting,  if the holders of more than 50% of the outstanding voting securities are present or represented by proxy;  or  (ii)  more  than  50%  of the  outstanding  voting  securities.  The percentage  limitations  contained  in the  restrictions  and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and
Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry,  provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed  by the U.S.  government,  its agencies or  instrumentalities,  or in tax-exempt securities or certificates of deposit. A Fund may, from time to time, make  investments  that will  result in the  concentration  (as that term may be
defined  in  the  1940  Act,  any  rule  or  order  thereunder,   or  SEC  staff
interpretation  thereof) of its  investments in the securities of issuers within various industries or industry groupings.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other issuers,  except that the Funds may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Funds from  investing  in issuers  which  invest,  deal or otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Funds from  engaging in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

                                       1

     6. Make loans,  provided that this restriction does not prevent a Fund from purchasing debt obligations,  entering into repurchase  agreements,  loaning its assets to  broker/dealers  or  institutional  investors  and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectuses, the Funds will be subject to the following investment restriction, which is  considered  non-fundamental  and may be changed by the Funds' Board of
Trustees without shareholder approval: The Funds may not invest more than 15% of their respective net assets in securities that they cannot sell or dispose of in the ordinary course of business within seven days at approximately  the value at which the applicable Fund has valued the investment.

     In applying a Fund's  fundamental  policy concerning  concentration that is described above, it is a matter of  non-fundamental  policy that generally:  (i)
utility companies will be divided according to their services, for example, gas, gas  transmission,  electric and  telephone  will each be  considered a separate industry;  (ii) financial service companies will be classified  according to the end users of their services,  for example,  automobile finance, bank finance and diversified  finance  will each be  considered  a separate  industry;  and (iii)
asset-backed  securities will be classified  according to the underlying  assets securing such securities.

Portfolio Turnover
     Portfolio trading will be undertaken  principally to accomplish each Fund's respective  investment  objective.  The Funds are free to dispose  of  portfolio securities at any time,  subject to complying with the Internal  Revenue Code of
1986, as amended (the "Code") and the 1940 Act, when changes in circumstances or conditions  make  such a move  desirable  in  light  of each  Fund's  respective investment  objective.  The Funds will not attempt to achieve or be limited to a
predetermined  rate  of  portfolio  turnover.   Such  turnover  always  will  be
incidental  to  transactions  undertaken  with a view to  achieving  each Fund's respective investment objective.

     The portfolio  turnover rate tells you the amount of trading  activity in a
Fund's portfolio.  A turnover rate of 100% would occur, for example, if all of a
Fund's  investments  held at the beginning of a year were replaced by the end of the year, or if a single  investment  was frequently  traded.  The turnover rate also may be affected by cash  requirements from redemptions and repurchases of a
Fund's  shares.  A high  rate of  portfolio  turnover  in any year may  increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment  objective,  a Fund may hold securities for any period of time.

     For the  fiscal  years  ended  September  30,  2005 and  2006,  the  Funds'
portfolio turnover rates were as follows:

Fund                                                  2006              2005
Delaware Growth Opportunities Fund                     80%              84%
Delaware Large Cap Growth Fund                         23%              124%

--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

     The  Prospectuses   discuss  the  Funds'  investment   objectives  and  the
strategies  followed  to  seek  to  achieve  those  objectives.   The  following
discussion  supplements the description of the Funds' investment  strategies and risks that are included in the Prospectuses.

Depositary Receipts
     Each Fund may make  foreign  investments  through the  purchase and sale of sponsored or unsponsored  American  Depositary  Receipts ("ADRs"),  and Delaware
Large Cap Growth  Fund may,  in addition to ADRs,  also  purchase  European  and
Global Depositary Receipts ("Depositary Receipts").  ADRs are receipts typically issued by a U.S. bank or trust company,  while Depositary Receipts are issued by a foreign bank or trust company. ADRs and

                                       2

Depositary  Receipts  evidence  ownership of underlying  securities  issued by a foreign corporation. "Sponsored" ADRs and Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored"
ADRs and Depositary  Receipts are issued without  participation of the issuer of the deposited  security.  Holders of unsponsored  ADRs and  Depositary  Receipts generally  bear  all the  costs  of such  facilities  and the  depository  of an unsponsored facility frequently is under no obligation to distribute shareholder communications  received  from the issuer of the  deposited  security or to pass through  voting  rights  to the  holders  of such  receipts  in  respect  of the deposited  securities.  Therefore,  there  may  not  be  a  correlation  between information  concerning  the issuer of the  security  and the market value of an unsponsored ADR or Depositary Receipt.

Foreign Currency Transactions
     Although Delaware Large Cap Growth Fund values its assets daily in terms of
U.S. dollars,  it does not intend to convert its holdings of foreign  currencies into U.S. dollars on a daily basis. The Fund will,  however,  from time to time, purchase or sell foreign  currencies  and/or engage in forward foreign  currency transactions in order to expedite  settlement of portfolio  transactions  and to minimize currency value fluctuations.  The Fund may conduct its foreign currency exchange  transactions on a spot (i.e.,  cash) basis at the spot rate prevailing in the foreign  currency  exchange market or through  entering into contracts to purchase or sell foreign  currencies at a future date (i.e., a "forward  foreign currency"  contract  or  "forward"  contract).  A forward  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed  number of days from the date of the  contract,  agreed upon by the parties,  at a price  set at the time of the  contract.  The Fund  will  convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

     The Fund may  enter  into  forward  contracts  to "lock  in" the price of a security it has agreed to purchase  or sell,  in terms of U.S.  dollars or other currencies  in which the  transaction  will be  consummated.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign  currency,  of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss  resulting  from an adverse  change in currency  exchange  rates during the period  between the date the security is purchased or sold and the date on which payment is made or received.

     When the Manager  believes  that the currency of a  particular  country may suffer  a  significant  decline  against  the U.S.  dollar  or  against  another currency,  the Fund may enter into a forward foreign currency  contract to sell, for a fixed amount of U.S. dollars or other appropriate currency,  the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

     The Fund will not enter into  forward  contracts or maintain a net exposure to such contracts  where the  consummation  of the contracts  would obligate the
Fund to  deliver  an amount of  foreign  currency  in excess of the value of the
Fund's securities or other assets denominated in that currency.

     As the  maturity  of a  forward  contract,  the  Fund may  either  sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and  terminate  its  contractual  obligation to deliver the foreign currency by purchasing an  "offsetting"  contract with the same currency  trader obligating  it to purchase,  on the same maturity  date,  the same amount of the
foreign   currency.   The  Fund  may  realize  a  gain  or  loss  from  currency transactions.

     The Fund  also may  purchase  and  write put and call  options  on  foreign currencies  (traded on U.S.  and  foreign  exchanges  or  over-the-counter)  for hedging  purposes to protect against declines in the U.S. dollar cost of foreign securities  held by the Fund and against  increases  in the U.S.  dollar cost of such securities to be acquired.  Call options on foreign currency written by the
Fund will be covered,  which means that the Fund will own the underlying foreign currency.  With respect to put options on foreign  currency written by the Fund, the Fund will establish a segregated  account with its custodian bank consisting of cash, U.S.  government  securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon  exercise of the put.

                                       3

     As in the case of other  kinds of  options,  the  writing  of an  option on foreign  currency will  constitute only a partial hedge, up to the amount of the premium  received,  and the Fund could be required  to purchase or sell  foreign currencies at  disadvantageous  exchange rates,  thereby incurring  losses.  The purchase of an option on foreign  currency may  constitute  an  effective  hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's  position,  the Fund may forfeit the entire  amount of the premium plus related transaction costs.

Foreign Securities
     Each Fund may invest in securities of foreign companies.  However, Delaware
Growth  Opportunities  Fund and Delaware Large Cap Growth Fund,  will not invest more  than,  respectively,  25% and 20% of the value of their  respective  total assets, at the time of purchase, in foreign securities (other than securities of
Canadian  issuers  registered  under the  Securities  Exchange  Act of 1934,  as amended (the "1934 Act") or, as described below, in certain Depositary Receipts, on which there are no such limits).

     Each Fund may be  subject  to  foreign  withholding  taxes on  income  from certain foreign securities.  This, in turn, could reduce a Fund's  distributions paid to shareholders.

     Investors should recognize that investing in foreign corporations  involves certain considerations, including those set forth below, which are not typically associated with investing in U.S.  corporations.  Foreign  corporations  are not generally subject to uniform  accounting,  auditing and financial  standards and requirements comparable to those applicable to U.S. corporations.  A Fund may be subject to foreign  withholding taxes on income from certain foreign securities.
This, in turn, could reduce a Fund's  distributions paid to shareholders.  There may also be less supervision and regulation of foreign stock exchanges,  brokers and listed  corporations than exist in the United States. A Fund may be affected either  unfavorably  or  favorably  by  fluctuations  in the  relative  rates of exchange as between the  currencies  of different  nations and exchange  control regulations.  Furthermore,  there may be the  possibility  of  expropriation  of confiscatory taxation,  political,  economic or social instability or diplomatic developments, which could affect assets of a Fund held in foreign countries.

Futures Contracts
     Delaware Growth  Opportunities  Fund and Delaware Large Cap Growth Fund may
enter into futures  contracts on stocks,  stock indices and foreign  currencies, and purchase or sell options on such futures  contracts.  These  activities will not be entered into for speculative  purposes,  but rather for hedging  purposes and to facilitate the ability to quickly deploy into the stock market the Fund's
positions  in  cash,   short-term   debt   securities  and  other  money  market
instruments,  at times  when a Fund's  assets are not fully  invested  in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the particular Fund.

     A futures contract is a bilateral  agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement,  at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures  contracts,  the difference  between the price at which the  contract  was  entered  into and the  contract's  closing  value is settled between the purchaser and seller in cash.  Futures contracts differ from options in that they are  bilateral  agreements,  with both the purchaser and the seller equally  obligated to complete the transaction.  In addition,  futures contracts call for settlement  only on the  expiration  date, and cannot be "exercised" at any other time during their term.

                                       4

     The purchase or sale of a futures  contract  also differs from the purchase or sale of a security or the purchase of an option in that no purchase  price is paid or received.  Instead, an amount of cash or cash equivalents,  which varies but may be as low as 5% or less of the value of the contract,  must be deposited with the broker as  "initial  margin" as a good faith  deposit.  This  amount is generally  maintained in a segregated account at the custodian bank.  Subsequent payments to and from the broker,  referred to as "variation margin," are made on a daily  basis as the value of the index or  instrument  underlying  the futures contract  fluctuates,  making  positions in the futures  contracts  more or less valuable, a process known as "marking to the market."

     Purchases or sales of stock index  futures  contracts  are used for hedging purposes to attempt to protect the Fund's current or intended  investments  from broad  fluctuations  in stock prices.  For example,  a Fund may sell stock index futures  contracts in  anticipation  of or during a market decline to attempt to offset the  decrease in market  value of the Fund's  securities  portfolio  that might otherwise result.  If such decline occurs,  the loss in value of portfolio securities  may be offset,  in whole or part, by gains on the futures  position.
When a Fund is not fully  invested in the  securities  market and  anticipates a significant  market  advance,  it may purchase stock index futures  contracts in order to gain  rapid  market  exposure  that may,  in part or  entirely,  offset increases in the cost of securities  that the Fund intends to purchase.  As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

     Each Fund may purchase  and sell foreign  currency  futures  contracts  for hedging  purposes  to attempt to protect  its  current or  intended  investments denominated in foreign  currencies from fluctuations in currency exchange rates.
Such  fluctuations  could  reduce  the  dollar  value  of  portfolio  securities denominated in foreign currencies,  or increase the cost of  foreign-denominated securities  to be  acquired,  even  if  the  value  of  such  securities  in the currencies  in which  they are  denominated  remains  constant.  A Fund may sell futures contracts on a foreign currency,  for example,  when it holds securities denominated  in such currency and it  anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated  securities may be offset, in whole or in part, by gains on the futures  contracts.  However,  if the value of the foreign  currency  increases  relative  to the dollar,  a Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign  currency  may be greater  than the  increase in value as a result of the change in exchange rates.

     Conversely,  a Fund  could  protect  against a rise in the  dollar  cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant  currency,  which could offset,  in whole or in part, the increased cost  of  such  securities  resulting  from a rise in the  dollar  value  of the underlying  currencies.  When a Fund  purchases  futures  contracts  under  such circumstances,  however,  and the price of  securities  to be  acquired  instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures  position,  which could reduce or  eliminate  the benefits of the reduced cost of portfolio securities to be acquired.

     A Fund may  also  purchase  and  write  options  on the  types  of  futures contracts  in  which  the  Fund may  invest,  and  enter  into  related  closing transactions.  Options on futures  are  similar  to  options on  securities,  as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract,  rather than to actually purchase or sell the futures contract,  at a specified exercise price at any time during the period of the  option.  In the event that an option written  by a Fund is  exercised,  the Fund  will be  subject  to all the  risks associated with the trading of futures  contracts,  such as payment of variation margin  deposits.  In addition,  the writer of an option on a futures  contract, unlike the holder,  is subject to initial and variation  margin  requirements on the option position.

                                       5

     At any time prior to the  expiration  of a futures  contract,  a trader may elect to close out its  position by taking an opposite  position on the contract market on which the position was entered into,  subject to the availability of a secondary  market,  which  will  operate  to  terminate  the  initial  position.
Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing  purchase or sale transaction,  subject  to  availability  of a  secondary  market,  which  is the purchase or sale of an option of the same series (i.e.,  the same exercise price and  expiration  date) as the option  previously  purchased  or sold. A Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

     To the extent that interest or exchange rates or securities  prices move in an unexpected  direction,  the Fund may not achieve the anticipated  benefits of investing in futures  contracts and options  thereon,  or may realize a loss. To the extent that a Fund  purchases  an option on a futures  contract and fails to exercise  the option prior to the  exercise  date,  it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the
Fund from closing out its positions relating to futures.

Investment Company Securities
     A Fund is  permitted  to invest in other  investment  companies,  including open-end,  closed-end or unregistered  investment  companies,  either within the percentage  limits set forth in the 1940 Act, any rule or order  thereunder,  or
SEC staff  interpretation  thereof,  or without  regard to percentage  limits in connection  with  a  merger,  reorganization,  consolidation  or  other  similar transaction.  However, a Fund may not operate as a "fund of funds" which invests primarily  in the shares of other  investment  companies as permitted by Section
12(d)(1)(F)  or (G)  of  the  1940  Act,  if its  own  shares  are  utilized  as investments by such a "fund of funds." Any  investments  that Delaware Large Cap
Growth Fund makes in either  closed-end  or open-end  investment  companies  are limited by the 1940 Act,  and  involve an  indirect  payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the
1940 Act's  current  limitations,  the Fund may not: (1) own more than 3% of the voting  stock of another  investment  company;  (2)  invest  more than 5% of the
Fund's total assets in the shares of any one investment company;  nor (3) invest more  than  10% of the  Fund's  total  assets  in  shares  of  other  investment companies.  If the Fund  elects  to limit  its  investment  in other  investment companies to closed-end investment companies,  the 3% limitation described above is  increased  to 10%.  These  percentage  limitations  also apply to the Fund's investments in unregistered investment companies.

Non-Traditional Equity Securities
     Delaware Large Cap Growth Fund may invest in convertible  preferred  stocks that  offer  enhanced  yield  features,  such  as  Preferred  Equity  Redemption
Cumulative  Stock ("PERCS"),  which provide an investor,  such as the Fund, with the  opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock, which generally features a mandatory conversion  date,  as well as a capital  appreciation  limit,  which is  usually expressed  in terms of a stated  price.  Upon the  conversion  date,  most PERCS convert into common stock of the issuer  (PERCS are  generally  not  convertible into cash at maturity).  Under a typical  arrangement,  if after a predetermined number of years the  issuer's  common stock is trading at a price below that set by the capital  appreciation  limit,  each PERCS  would  convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the  capital  appreciation  limit,  the  holder of the  PERCS  would receive less than one full share of common stock.  The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital  appreciation limit of the PERCS by the market price of the issuer's  common  stock.  PERCS can be called at any time prior to maturity, and hence do not provide call protection.  However,  if called early, the issuer may pay a call premium over the market price to the investor.  This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     Delaware   Large  Cap  Growth  Fund  may  also  invest  in  other  enhanced convertible securities. These include but are not limited to ACES (Automatically
Convertible Equity  Securities),  PEPS  (Participating  Equity Preferred Stock),
PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock
Appreciation  Income Linked  Securities),  TECONS (Term Convertible Notes), QICS
(Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible
Securities).  ACES, PEPS,  PRIDES,  SAILS,  TECONS,  QICS, and DECS all have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of

                                       6

future capital appreciation;  they are typically issued with three- to four-year maturities;  they typically have some built-in call protection for the first two to three years;  investors  have the right to convert them into shares of common stock at a  preset  conversion  ratio  or hold  them  until  maturity;  and upon maturity,  they will automatically  convert to either cash or a specified number of shares of common stock.

Options
     The Funds may write call  options  and  purchase  put  options on a covered basis only,  and will not engage in option writing  strategies  for  speculative purposes.  The Funds may invest in options  that are either  Exchange-listed  or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close  options  positions and this may have an adverse impact on a Fund's  ability to  effectively  hedge  their  securities.  Delaware
Growth  Opportunities  Fund  will not  invest  more  than 10% of its  assets  in illiquid  securities,  and  Delaware  Large Cap Growth Fund will not invest more than 15% of its assets in illiquid securities.

     Covered Call Writing: Each Fund may write covered call options from time to time on such portion of its portfolio,  without limit, as the Manager determines is appropriate in seeking to obtain a Fund's investment objective. A call option gives the  purchaser  of such option the right to buy,  and the writer,  in this case a Fund, has the obligation to sell the underlying  security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that it  receives a premium,  which is  additional  income.  However,  if the security  rises  in  value,  a Fund  may not  fully  participate  in the  market appreciation.

     During the option  period,  a covered call option writer may be assigned an exercise  notice by the  broker/dealer  through  whom such call  option was sold requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such  earlier time in which the writer  effects a closing  purchase transaction.  A closing purchase  transaction cannot be effected with respect to an option  once the  option  writer has  received  an  exercise  notice for such option.

     With respect to both options on actual portfolio securities owned by a Fund and  options  on stock  indices,  the  Fund  may  enter  into  closing  purchase transactions.  A  closing  purchase  transaction  is one in  which a Fund,  when obligated as a writer of an option,  terminates  its obligation by purchasing an option of the same series as the option previously written.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being called, to permit the sale of the underlying  security or to enable a Fund to write another call option on the underlying  security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original  premium  received  on the call option is more or less than the cost of effecting  the  closing  purchase  transaction.  Any loss  incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying  security.  Such a loss may also be wholly or partially  offset by unrealized  appreciation  in the market value of the  underlying  security.  Conversely,  a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option  expires  unexercised,  a Fund will  realize a  short-term capital  gain in the amount of the  premium on the option,  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund  will  realize a gain or loss  from the sale of the  underlying  security equal to the  difference  between the cost of the underlying  security,  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option, less the commission paid.

     The market value of a call option generally reflects the market price of an underlying  security.  Other principal  factors  affecting  market value include supply and  demand,  interest  rates,  the price  volatility  of the  underlying security and the time remaining until the expiration date.

                                       7

     A Fund will write call  options only on a covered  basis,  which means that the Fund will own the underlying  security subject to a call option at all times during the option period.  Unless a closing purchase  transaction is effected, a
Fund would be required to continue to hold a security,  which it might otherwise wish to sell, or deliver a security it would want to hold.  Options written by a
Fund will  normally have  expiration  dates between one and nine months from the date  written.  The  exercise  price of a call option may be below,  equal to or above the current market value of the underlying security at the time the option is written.

     Purchasing  Put Options:  Each Fund may invest up to 2% of its total assets in the purchase of put options.  Delaware Growth Opportunities Fund will, at all times  during  which it holds a put  option,  own the  security  covered by such option.

     Each Fund  intends to purchase  put  options in order to protect  against a decline in the market value of the underlying  security below the exercise price less the  premium  paid for the  option  ("protective  puts").  The  ability  to purchase  put  options  will  allow  a Fund  to  protect  unrealized  gain in an appreciated security in its portfolio without actually selling the security.  If the security  does not drop in value,  a Fund will lose the value of the premium paid. A Fund may sell a put option,  which it has previously  purchased prior to the sale of the securities  underlying such option.  Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option,  which is sold.

     A Fund may sell a put option purchased on individual  portfolio  securities or stock indices. Additionally, a Fund may enter into closing sale transactions.
A closing sale  transaction is one in which a Fund,  when it is the holder of an outstanding  option,  liquidates  its  position by selling an option of the same series as the option previously purchased.

Options on Stock Indices
     A stock index assigns  relative values to the common stocks included in the index  with the index  fluctuating  with  changes  in the  market  values of the underlying common stock.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium received,  to make delivery of this amount.  Gain or loss to the Fund on transactions  in stock index options will depend on price movements in the stock market  generally (or in a particular  industry or segment of the market) rather than price movements of individual securities.

     As with  stock  options,  a Fund may  offset its  position  in stock  index options  prior to  expiration  by  entering  into a  closing  transaction  on an exchange or it may let the option expire unexercised.

     A stock index  fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the
Standard & Poor's  500 or the New York  Stock  Exchange  Composite  Index,  or a
narrower market index such as the Standard & Poor's 100.  Indices are also based on an  industry  or  market  segment  such as the AMEX Oil and Gas  Index or the
Computer and Business  Equipment  Index.  Options on stock indices are currently traded on the  following  Exchanges  among  others:  The Chicago  Board  Options
Exchange, New York Stock Exchange and American Stock Exchange.

                                       8

     A Fund's  ability to hedge  effectively  all or a portion of its securities through  transactions in options on stock indices depends on the degree to which price  movements in the underlying  index  correlate with price movements in the
Fund's  portfolio  securities.  Since a Fund's  portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently,  a Fund bears the risk that the prices of the  securities  being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative  correlation  between the index or other  securities  underlying  the hedging  instrument  and the hedged  securities  which would result in a loss on both such securities and the hedging instrument.

     Positions  in stock index  options  may be closed out only on an  exchange, which  provides a  secondary  market.  There can be no  assurance  that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be  possible  to close  such an  option.  The  inability  to  close  options positions could have an adverse impact on a Fund's ability to effectively  hedge its securities.  A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     A Fund will not engage in  transactions  in options  on stock  indices  for speculative  purposes  but only to  protect  appreciation  attained,  to  offset capital  losses and to take  advantage of the liquidity  available in the option markets.

Portfolio Loan Transactions
     Each Fund may loan up to 25% of its assets to qualified  broker/dealers  or institutional  investors for their use relating to short sales or other security transactions.

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  (i) each  transaction  must have 100%
collateral  in the form of  cash,  short-term  U.S.  government  securities,  or irrevocable  letters of credit  payable by banks  acceptable  to a Fund from the borrower;  (ii) this collateral must be valued daily and should the market value of  the  loaned  securities  increase,  the  borrower  must  furnish  additional collateral to the Fund;  (iii) the Fund must be able to terminate the loan after notice, at any time; (iv) the Fund must receive reasonable interest on any loan, and any dividends,  interest or other distributions on the lent securities,  and any  increase  in the  market  value  of such  securities;  (v) the Fund may pay reasonable  custodian  fees in  connection  with the loan;  and (vi) the  voting rights on the lent securities may pass to the borrower; however, if the trustees of the Trust know that a material event will occur affecting an investment loan, they must either  terminate the loan in order to vote the proxy or enter into an alternative  arrangement  with the  borrower to enable the  trustees to vote the proxy.

     The  major  risk to  which a Fund  would be  exposed  on a  portfolio  loan transaction  is the risk that the borrower  would go bankrupt at a time when the value of the security  goes up.  Therefore,  the Funds will only enter into loan arrangements  after a review of all  pertinent  facts by the Manager,  under the supervision  of the Board of Trustees,  including  the  creditworthiness  of the borrowing broker, dealer or institution and then only if the consideration to be received  from such  loans  would  justify  the risk.  Creditworthiness  will be monitored on an ongoing basis by the Manager.

REITs
     Delaware Large Cap Growth Fund and Delaware Growth  Opportunities  Fund may
purchase shares of real estate  investment  trusts  ("REITs").  REITs are pooled investment vehicles,  which invest primarily in income-producing  real estate or real estate related loans or interests. REITs are generally classified as equity
REITs,  mortgage  REITs or a combination  of equity and mortgage  REITs.  Equity
REITs invest the majority of their assets  directly in real  property and derive income  primarily  from the  collection of rents.  Equity REITs can also realize capital gains by selling  properties  that have  appreciated in value.  Mortgage
REITs invest the majority of their  assets in real estate  mortgages  and derive income from the collection of interest payments.  Like investment companies such as the Trust, REITs are not taxed on income distributed to shareholders provided they  comply  with  several  requirements  in the  Code.  REITs are  subject  to substantial cash flow dependency, defaults by borrowers,  self-liquidation,  and the risk of failing to qualify for  tax-free  pass-through  of income  under the
Code, and/or to maintain exemptions from the 1940 Act.

                                       9

Repurchase Agreements
     While each of the Funds is permitted to do so, neither  normally invests in repurchase agreements, except to invest cash balances.

     A repurchase  agreement is a short-term  investment  by which the purchaser acquires  ownership of a debt security and the seller  agrees to repurchase  the obligation at a future time and set price,  thereby determining the yield during the purchaser's holding period.  Should an issuer of a repurchase agreement fail to repurchase  the underlying  security,  the loss, if any, to the Fund that has entered into the agreement would be the difference  between the repurchase price and the market value of the security.  Each Fund will limit its  investments  in repurchase  agreements to those which the Manager  determines to present minimal credit risks and which are of high  quality.  In  addition,  each Fund must have collateral  of at least 102% of the  repurchase  price,  including  the  portion representing  the Fund's  yield under such  agreements,  which is monitored on a daily basis.

     The  funds  in  the   Delaware   Investments   family   (each  a   Delaware
Investments(R) Fund" and collectively, the "Delaware Investments(R) Funds") have obtained an exemption from the  joint-transaction  prohibitions of Section 17(d)
of the 1940 Act to allow  certain  funds  jointly to invest cash  balances.  The
Funds may invest cash  balances in a joint  repurchase  agreement in  accordance with the terms of the Order and subject  generally to the  conditions  described above.

Restricted and Illiquid Securities
     Each Fund may invest in restricted  securities,  including privately placed securities,  some of which  may be  eligible  for  resale  without  registration pursuant  to Rule 144A ("Rule 144A  Securities")  under the 1933 Act.  Rule 144A permits many  privately  placed and legally  restricted  securities to be freely traded  among  certain  institutional  buyers  such as a Fund.  Delaware  Growth
Opportunities Fund may invest no more than 10% of the value of its net assets in illiquid  securities  and Delaware Large Cap Growth Fund may invest no more than
15% of the value of its net assets in illiquid securities.

     While  maintaining  oversight,  the Board of Trustees has  delegated to the
Manager the day-to-day  function of determining  whether or not individual  Rule
144A Securities are liquid for purposes of a Fund's limitation on investments in illiquid assets.  The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security:  (i) the frequency of trades and  trading  volume for the  security;  (ii)  whether at least  three dealers are willing to purchase or sell the security and the number of potential purchasers;  (iii)  whether  at least  two  dealers  are  making a market in the security;  and (iv) the nature of the security and the nature of the marketplace trades  (e.g.,  the time  needed  to  dispose  of the  security,  the  method of soliciting offers, the mechanics of transfer and whether a security is listed on an electronic network for trading the security).

     If the Manager  determines  that a Rule 144A Security  which was previously determined to be liquid is no longer liquid and, as a result,  a Fund's holdings of illiquid  securities exceed a Fund's limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Small to Medium-Sized Companies
     Delaware Growth  Opportunities Fund invests its assets in equity securities of small to medium-sized  companies.  These stocks have  historically  been more volatile in price than larger  capitalization  stocks, such as those included in the S&P 500. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater  sensitivity to changing economic conditions.  These companies may have narrow product lines, markets or financial resources,  or may depend on a limited  management  group.  In  addition,  these companies are typically  subject to a greater degree of change in their earnings and prospects.  The companies'  securities may trade less  frequently and have a
smaller   trading   volume.   The   securities   may  be  traded   only  in  the
over-the-counter  markets or on a regional securities  exchange.  In addition to exhibiting greater volatility,  smaller  capitalization  securities may, to some
degree,   fluctuate   independently  of  the  stocks  of  larger  capitalization companies.  For  example,  the stocks of smaller  capitalization  companies  may decline in price as the price of larger company stocks rise, or vice versa.

                                       10

When-Issued and Delayed Delivery Securities
     Each Fund may purchase  securities  on a  when-issued  or delayed  delivery basis. In such transactions,  securities are purchased with payment and delivery taking  place in the  future  in order to  secure  what is  considered  to be an advantageous  price at the time of the transaction.  Delivery of and payment for these  securities  may  take as long as a month  or more  after  the date of the purchase  commitment.  A Fund  will  designate  cash or  securities  in  amounts sufficient to cover its obligations, and will value the designated assets daily.
The payment  obligations  that will be  received  are each fixed at the time the
Fund enters into the  commitment.  Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price.

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     Each Fund has adopted a policy  generally  prohibiting  the  disclosure  of portfolio  holdings  information to any person until after 30 calendar days have passed. A list of each Fund's portfolio holdings monthly,  with a 30 day lag, is posted on the Funds' Web site, www.delawareinvestments.com. In addition, on a 10 day lag, we also make  available a  month-end  summary  listing of the number of each Fund's securities,  country and asset  allocations,  and top ten securities and  sectors by  percentage  of  holdings  for each Fund.  This  information  is available publicly to any and all shareholders free of charge once posted on the
Web site by calling 1-800-523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Funds'  shares,  are  generally  treated  similarly  and are not provided  with  the  Funds'  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the Funds are provided  with the Funds'  portfolio  holdings  only to the extent  necessary to perform services under agreements  relating to the Funds. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information  on an  ongoing  basis are:  the  Manager's  affiliates,  the Funds'
independent registered public accounting firm, the Funds' custodian,  the Funds'
legal counsel,  the Funds' financial printer and the Funds' proxy voting service
(Institutional  Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed  agreements  ("Non-Disclosure  Agreements") with the Funds or the Manager may receive portfolio holdings information more quickly than the 30 day lag. The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Funds'  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither  the Funds,  the  Manager  nor any  affiliate  receive any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Funds' Chief Compliance Officer prior to such use.

     The Trust's Board of Trustees will be notified of any substantial change to the foregoing procedures.  Each Board of Trustees also receives an annual report from the Funds' Chief Compliance  Officer which,  among other things,  addresses the operation of the Funds'  procedures  concerning  the disclosure of portfolio holdings information.

                                       11

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

Officers and Trustees
     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware  Investments(R)  Funds. As of January 3,
2007, the Trust's  officers and Trustees  owned less than 1% of the  outstanding shares of each Class of each Fund. The Trust's  Trustees and principal  officers are noted below along with their ages and their business experience for the past five years.  The Trustees  serve for indefinite  terms until their  resignation, death or removal.

 ----------- --------------- ------------- ----------------------- ----------- ---------------------
                                                                     Number
                                                                       of
                                                                    Portfolio
                                                                       in
                                                                      Fund
                                                                    Complex
                                                                    Overseen
                                                                        by          Other
 Name,                                                               Trustee/    Directorships
 Address      Position(s)                                            Director        Held by
 and          Held with the    Length of   Principal Occupation(s)     or       Trustee/Director
 Birthdate       Trust        Time Served    During Past 5 Years     Officer       or Officer
 ----------- --------------- ------------- ----------------------- ----------- ---------------------
 Interested Trustee
 ----------- --------------- ------------- ----------------------- ----------- --------------------
 Patrick        Chairman,       Chairman     Mr. Coyne has served       84             None
 P.             President,    and Trustee    in various executive
 Coyne(2)         Chief          since          capacities at
 2005           Executive      August 16,     different times at
 Market        Officer and        2006             Delaware
 Street          Trustee                        Investments(1)
 Philadelphia,                 President
 PA 19103                      and Chief
                               Executive
 April 14,                      Officer
 1963                            since
                               August 1,
                                  2006
 ----------- --------------- ------------- ----------------------- ----------- --------------------
 Independent Trustees
 ----------- --------------- ------------- ----------------------- ----------- ---------------------
 Thomas L.       Trustee         1 Year       Private Investor -        84              None
 Bennett                                    (March 2004 - Present)
 2005
 Market                                      Investment Manager -
 Street                                      Morgan Stanley & Co.
 Philadelphia,                              (January 1984 - March
 PA 19103                                          2004)

 October
 4, 1947
 ----------- --------------- ------------- ----------------------- ----------- ---------------------
 John A.         Trustee        5 Years          President -            84           Director -
 Fry                                         Franklin & Marshall                  Community Health
 2005                                              College                            Systems
 Market                                     (June 2002 - Present)
 Street
 Philadelphia,                                  Executive Vice
 PA 19103                                        President -
                                                University of
 May 28,                                         Pennsylvania
 1960                                         (April 1995 - June
                                                    2002)

 ----------- --------------- ------------- ----------------------- ----------- ---------------------
 Anthony         Trustee        13 Years       Founder/Managing         84              None
 D. Knerr                                     Director - Anthony
 2005                                         Knerr & Associates
 Market                                     (Strategic Consulting)
 Street                                        (1990 - Present)
 Philadelphia,
 PA 19103

 December
 7, 1938

 ----------- --------------- ------------- ----------------------- ----------- ---------------------
 Lucinda         Trustee         1 Year        Chief Investment         84              None
 S.                                               Officer -
 Landreth                                       Assurant, Inc.
 2005                                            (Insurance)
 Market                                         (2002 - 2004)
 Street
 Philadelphia,
 PA 19103

 June 24,
 1947
 ----------- --------------- ------------- ----------------------- ----------- ---------------------

                                       12

 ----------- --------------- ------------- ----------------------- ----------- ---------------------
                                                                     Number
                                                                       of
                                                                    Portfolio
                                                                       in
                                                                      Fund
                                                                    Complex
                                                                    Overseen
                                                                        by          Other
 Name,                                                               Trustee/    Directorships
 Address      Position(s)                                            Director        Held by
 and          Held with the    Length of   Principal Occupation(s)      or       Trustee/Director
 Birthdate       Trust        Time Served    During Past 5 Years     Officer       or Officer
 ----------- --------------- ------------- ----------------------- ----------- ---------------------
 Ann R.         Trustee        17 Years         Consultant -           84       Director and Audit
 Leven                                         ARL Associates                       Committee
 2005                                       (Financial Planning)                  Chairperson -
 Market                                        (1983-Present)                      Andy Warhol
 Street                                                                             Foundation
 Philadelphia,
 PA 19103                                                                       Director and Audit
                                                                                Committee Member -
 November                                                                         Systemax Inc.
 1, 1940

 ----------- --------------- ------------- ----------------------- ----------- ---------------------
 Thomas F.      Trustee       Since May       President/Chief          84           Director -
 Madison                       1997 (3)      Executive Officer -                   Banner Health
 2005                                        MLM Partners, Inc.
 Market                                       (Small Business                       Director -
 Street                                         Investing &                     CenterPoint Energy
 Philadelphia,                                  Consulting)
 PA 19103                                     (January 1993 -                   Director and Audit
                                                  Present)                      Committee Member -
 February                                                                       Digital River Inc.
 25, 1936
                                                                                Director and Audit
                                                                                Committee Member -
                                                                                Rimage Corporation

                                                                                    Director -
                                                                               Valmont Industries,
                                                                                       Inc.

----------- --------------- ------------- ------------------------ ----------- ---------------------
 Janet L.       Trustee        7 Years         Vice President          84              None
 Yeomans                                      (January 2003 -
 2005                                             Present)
 Market                                        and Treasurer
 Street                                       (January 2006 -
 Philadelphia,                                    Present)
 PA 19103                                      3M Corporation

 July 31,                                   Ms. Yeomans has held
 1948                                        various management
                                              positions at 3M
                                             Corporation since
                                                   1983.

----------- --------------- ------------- ------------------------ ----------- ---------------------
 J.             Trustee         1 Year           Founder -             84       Director and Audit
 Richard                                     Investor Analytics                 Committee Member -
 Zecher                                      (Risk Management)                  Investor Analytics
 2005                                       (May 1999 - Present)
 Market                                                                         Director and Audit
 Street                                                                         Committee Member -
 Philadelphia,                                                                    Oxigene, Inc.
 PA 19103

 July 3,
 1940
 ----------- --------------- ------------- ----------------------- ----------- ---------------------

                                       13

------------- --------------- ------------- ------------------------ -------- ----------------------
                                                                       Number
                                                                         of
                                                                      Portfolio
                                                                         in
                                                                         Fund
                                                                       Complex
                                                                       Overseen
                                                                          by          Other
Name,                                                                  Trustee/    Directorships
Address      Position(s)                                               Director       Held by
and          Held with the    Length of    Principal Occupation(s)       or       Trustee/Director
Birthdate       Trust        Time Served     During Past 5 Years       Officer        or Officer
------------- --------------- ------------- ------------------------- ----------- ------------------
Officers
------------- --------------- ------------- ------------------------- ---------- -------------------
David F.          Vice            Vice        Mr. Connor has served        84              None(4)
Connor          President,     President     as Vice President and
2005             Deputy         since            Deputy General
Market           General       September      Counsel at Delaware
Street         Counsel and      21, 2000     Investments since 2000
Philadelphia,  Secretary         and
PA 19103                       Secretary
                                since
December                       October 25,
2, 1963                          2005

------------- --------------- ------------- ------------------------- ------------ -----------------
David P.        Senior Vice    Senior Vice      Mr. O'Connor has          84              None(4)
O'Connor        President,     President,     served in various
2005             General        General      executive and legal
Market         Counsel and     Counsel and      capacities at
Street         Chief Legal     Chief Legal     different times at
Philadelphia,    Officer        Officer      Delaware Investments
PA 19103                         since
                               October 25,
February                         2005
21, 1966
------------- --------------- ------------- ------------------------- ------------ -----------------
John J.        Senior Vice     Treasurer       Mr. O'Connor has          84              None(4)
O'Connor      President and      since        served in various
2005            Treasurer       February     executive capacities
Market                          17, 2005     at different times at
Street                                       Delaware Investments
Philadelphia,
PA 19103

June 16,
1957

------------- --------------- ------------- ------------------------- ------------ -----------------
Richard         Chief             Chief       Mr. Salus has served        84              None(4)
Salus         Financial         Financial     in various executive
2005           Officer           Officer         capacities at
Market                           since        different times at
Street                          November 1,  Delaware Investments
Philadelphia,                    2006
PA 19103

October
4, 1963

----------------------------------------------------------------------------------------------------

(1)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and  its  subsidiaries,  including  the  Trust's  Manager, principal underwriter and transfer agent.

(2)  Mr. Coyne is  considered  to be an  "Interested  Trustee"  because he is an executive officer of the Trust's Manager.

(3)  In 1997,  several  funds  managed by  Voyageur  Fund  Managers,  Inc.  (the
     "Voyageur  Funds")  were  incorporated  into the Delaware  Investments  (R)
     Family of Funds. Mr. Madison served as a director of the Voyageur Funds from
     1993 until 1997.

(4)  Messrs. Connor, David P. O'Connor, John J. O'Connor and Salus also serve in similar  capacities for the six portfolios of the Optimum Fund Trust, which have the same  Manager,  principal  underwriter  and transfer  agent as the
     Trust.  Mr. John J. O'Connor also serves in a similar  capacity for Lincoln
     Variable Insurance Products Trust, which has the same investment manager as the Trust.

----------------------------------------------------------------------------------------------------

                                       14

     Following is  additional  information  regarding  investment  professionals affiliated with the Trust.

----------- ---------------------- ------------------------ -------------------------------
Name,
Address
and           Position(s) Held                                 Principal Occupation(s)
Birthdate      with the Trust       Length of Time Served        During Past 5 Years
----------- ---------------------- ------------------------ -------------------------------
Marshall         Senior Vice              10 Years             Mr. Bassett has served in
T. Bassett   President and Senior                                 various capacities at
2005          Portfolio Manager                               different times at Delaware
Market                                                               Investments
Street
Philadelphia,
PA 19103

February
8, 1954

----------- ---------------------- ------------------------ -------------------------------
Christopher  Vice President and           2 Years             Vice President and Senior
J.            Senior Portfolio                               Portfolio Manager - Delaware
Bonavico           Manager                                  Investment Advisers, a series
505                                                             of Delaware Management
Montgomery                                                          Business Trust
Street                                                             (2005 - Present)
11th Floor
San                                                           Mr. Bonavico has served in
Francisco,                                                      various capacities at
CA 94111                                                          different times at
                                                               Transamerica Investment
September                                                          Management, LLC
9, 1965
----------- ---------------------- ------------------------ -------------------------------
Steven G.    Vice President and           6 Years             Mr. Catricks has served in
Catricks      Portfolio Manager                                 various capacities at
2005                                                         different times at Delaware
Market                                                               Investments
Street
Philadelphia,
PA 19103

August 3,
1959

----------- ---------------------- ------------------------ -------------------------------
Christopher  Vice President and           2 Years            Vice President and Portfolio
M.            Portfolio Manager                             Manager - Delaware Investment
Ericksen                                                        Advisers, a series of
505                                                          Delaware Management Business
Montgomery                                                              Trust
Street                                                             (2005 - Present)
11th Floor
San                                                           Mr. Prislin has served in
Francisco,                                                      various capacities at
CA 94111                                                          different times at
                                                               Transamerica Investment
March 10, 1972                                                      Management, LLC

----------- ---------------------- ------------------------ -------------------------------
Barry S.     Vice President and           6 Years            Mr. Gladstein has served in
Gladstein     Portfolio Manager                                 various capacities at
2005                                                         different times at Delaware
Market                                                               Investments
Street
Philadelphia,
PA 19103

August
29, 1964

----------- ---------------------- ------------------------ -------------------------------
Christopher  Vice President and           7 Years             Mr. Holland has served in
M. Holland    Portfolio Manager                                 various capacities at
2005                                                         different times at Delaware
Market                                                               Investments
Street
Philadelphia,
PA 19103

January
23, 1975

----------- ---------------------- ------------------------ -------------------------------
Steven T.    Vice President and          10 Years              Mr. Lampe has served in
Lampe         Portfolio Manager                                 various capacities at
2005                                                         different times at Delaware
Market                                                               Investments
Street
Philadelphia,
PA 19103

September
13, 1968

----------- ---------------------- ------------------------ -------------------------------

                                       15

----------- ---------------------- ------------------------ -------------------------------
Name,
Address
and           Position(s) Held                                 Principal Occupation(s)
Birthdate      with the Trust       Length of Time Served        During Past 5 Years
----------- ---------------------- ------------------------ -------------------------------
Daniel J.    Vice President and            2 Years            Vice President and Senior
Prislin       Senior Portfolio                               Portfolio Manager - Delaware
505                Manager                                  Investment Advisers, a series
Montgomery                                                      of Delaware Management
Street                                                              Business Trust
11th Floor                                                         (2005 - Present)
San
Francisco,                                                    Mr. Prislin has served in
CA 94111                                                        various capacities at
                                                                  different times at
September                                                      Transamerica Investment
20, 1967                                                           Management, LLC

----------- ---------------------- ------------------------ -------------------------------
Matthew      Vice President and            3 Years           Vice President and Portfolio
Todorow       Portfolio Manager                             Manager - Delaware Investment
2005                                                            Advisers, a series of
Market                                                       Delaware Management Business
Street                                                                  Trust
Philadelphia,                                                      (2003 - Present)
PA 19103
                                                                Executive Director and
November                                                      Portfolio Manager - Morgan
22, 1968                                                    Stanley Investment Management
                                                                     (2001- 2003)

----------- ---------------------- ------------------------ -------------------------------
Rudy D.      Vice President and            1 Year            Vice President and Portfolio
Torrijos      Portfolio Manager                             Manager - Delaware Investment
III                                                             Advisers, a series of
2005                                                         Delaware Management Business
Market                                                                  Trust
Street                                                             (2005 - Present)
Philadelphia,
PA 19103                                                         Technology Analyst -
                                                                 Fiduciary Trust Co.,
May 8,                                                              International
1970                                                                (2003 - 2005)

                                                               Fund Manager - Neuberger
                                                                 Berman Growth Group
                                                                    (2000 - 2003)

----------- ---------------------- ------------------------ -------------------------------
Jeffrey       Chief Investment             2 years                 Chief Investment
S. Van         Officer - Focus                                  Officer/Focus Growth -
Harte              Growth                                   Delaware Investment Advisers,
505                                                              a series of Delaware
Montgomery                                                    Management Business Trust
Street                                                             (2005 - Present)
11th Floor
San                                                          Mr. Van Harte has served in
Francisco,                                                      various capacities at
CA 94111                                                          different times at
                                                               Transamerica Investment
July 24,                                                           Management, LLC
1958

----------- ---------------------- ------------------------ -------------------------------
Lori P.      Vice President and            4 Years             Ms. Wachs has served in
Wachs         Portfolio Manager                                 various capacities at
2005                                                         different times at Delaware
Market                                                               Investments
Street
Philadelphia,
PA 19103

November
8, 1968

----------- ---------------------- ------------------------ -------------------------------

                                       16

     The following  table shows each Trustee's  ownership of each Fund's shares, if any, and of all Delaware Investments(R) Funds as of December 31, 2005.

--------------------- ------------------------ --------------------------------------
                                                          Aggregate Dollar
                                                    Range of Equity  Securities
                          Dollar Range of           in All Registered Investment
                         Equity Securities        Companies Overseen by Trustee in
Name                        in the Funds           Family of Investment Companies
--------------------- ------------------------ --------------------------------------
Thomas L. Bennett               None                            None
--------------------- ------------------------ --------------------------------------
Patrick P. Coyne                None                        Over $100,000
--------------------- ------------------------ --------------------------------------
John A. Fry(1)                  None                        Over $100,000
--------------------- ------------------------ --------------------------------------
Anthony D. Knerr                None                      $10,001 - $50,000
--------------------- ------------------------ --------------------------------------
Lucinda S. Landreth             None                        $1 - $10,000
--------------------- ------------------------ --------------------------------------
Ann R. Leven              $10,001-$50,000                   Over $100,000
                        (Delaware Large Cap
                            Growth Fund)
--------------------- ------------------------ --------------------------------------
Thomas F. Madison               None                      $10,001 - $50,000
--------------------- ------------------------ --------------------------------------
Janet L. Yeomans                None                     $50,001 - $100,000
--------------------- ------------------------ --------------------------------------
J. Richard Zecher               None                            None
--------------------- ------------------------ --------------------------------------

(1)  As of December  31,  2005,  John A. Fry held assets in a 529 Plan  account.
     Under the terms of the Plan,  a portion of the assets  held in the Plan may be  invested in the Funds.  Mr. Fry held no shares of the Funds  outside of the Plan as of December 31, 2005.

     The following  table sets forth the  compensation  received by each Trustee
from  the  Trust  and  the  total   compensation   received  from  all  Delaware
Investments(R) Funds for which he or she served as a Trustee or Director for the fiscal year ended September 30, 2006. Only the Trustees of the Trust who are not
"interested  persons"  as  defined  by the  1940  Act  (i.e.,  the  "Independent
Trustees") receive compensation from the Funds. The following table provides, in addition,  information  on the  retirement  benefits  accrued on behalf of those
Trustees  eligible  to receive  such  benefits  under the  Delaware  Investments
Retirement Plan for  Trustees/Directors  (the "Retirement  Plan"). This plan was recently terminated as more fully described below.

-------------------- ------------------- ---------------------- --------------------
                                                                      Total
                                                                   Compensation
                                                                     from the
                                                                    Investment
                                                                   Companies in
                         Aggregate        Retirement Benefits      the Delaware
                       Compensation       Accrued as Part of       Investments(R)
Trustee                from the Trust      Fund Expenses(1)         Complex(2)
-------------------- ------------------- ---------------------- --------------------

Thomas L. Bennett         $4,454.61               $0                $156,666.70
-------------------- ------------------- ---------------------- --------------------

John A. Fry               $4,618.28           $4,103.19             $162,516.70
-------------------- ------------------- ---------------------- --------------------

Anthony D. Knerr          $4,272.62           $18,521.69            $150,266.70
-------------------- ------------------- ---------------------- --------------------

Lucinda S. Landreth       $4,272.62               $0                $150,266.70
-------------------- ------------------- ---------------------- --------------------

Ann R. Leven              $5,338.96           $17,075.75            $187,733.40
-------------------- ------------------- ---------------------- --------------------

Thomas F. Madison         $4,907.39           $18,325.65            $172,500.02
-------------------- ------------------- ---------------------- --------------------

Janet L. Yeomans          $4,454.61           $7,954.60             $156,666.70
-------------------- ------------------- ---------------------- --------------------

J. Richard Zecher         $4,381.97               $0                $154,166.70
-------------------- ------------------- ---------------------- --------------------

                                       17

(1)  Figures  reflect  amounts  already  accrued under the  Retirement  Plan and additional amounts accrued to effect the termination of the Retirement Plan for Funds that are series of the Trust as of November 30, 2006. The Manager has  agreed to absorb a minimum  of  $500,000  through  certain  additional waivers and/or  reimbursements for those Funds within the Fund Complex that are subject to expense limitations.

(2)  Effective December 1, 2006, each Independent  Trustee/Director will receive an annual retainer fee of $84,000 for serving as a Trustee/Director for all
     32 investment companies in the Delaware  Investments(R)family,  plus $5,000 per day for attending  each Board Meeting held on behalf of all  investment
     companies  in  the  complex.   Members  of  the  Nominating  and  Corporate
     Governance  Committee,  Audit Committee and Investments  Committee  receive additional  compensation of $2,500 for each Committee meeting attended.  In addition,  the  chairpersons  of the Audit,  Investments and Nominating and
     Corporate Governance Committees each receive an annual retainer of $15,000.
     The Lead/Coordinating Trustee/Director of the Delaware Investments(R) Funds
     receives an  additional  annual  retainer of $35,000.  These amounts do not include payments related to the termination of the Retirement Plan.

     Until  the  Retirement   Plan's   termination  as  described  below,   each
Independent  Trustee who, at the time of his or her retirement  from the Boards, having  attained  the age of 70 and  served  on the  Boards  for at  least  five continuous years, was entitled to receive payments from each investment  company in  the  Delaware  Investments(R)family  for  which  he or  she  had  served  as
Trustee/Director.  These  payments  were to be made  for a  period  equal to the lesser of the number of years that such person served as a  Trustee/Director  or the remainder of such person's life. The amount of such payments would have been equal,  on an  annual  basis,  to the  amount  of the  annual  retainer  paid to
Trustees/Directors  of each  investment  company  at the  time of such  person's retirement.

     The table below sets forth the  estimated  annual  retirement  benefit that would have been payable  under the  Retirement  Plan at  specified  compensation levels and years of service.  Trustees  credited  with years of service  through
December 31, 2006 are: Mr. Knerr (17 years),  Ms. Leven (17 years),  Mr. Madison
(13 years),  Ms.  Yeomans (8 years),  Mr. Fry (6 years).  During the fiscal year ended September 30, 2006, two former Trustees of the Trust were receiving yearly benefits  under the  Retirement  Plan:  Mr.  Walter P. Babich  ($70,000) and Mr.
Charles E. Peck ($50,000).

-------------------------------- ----------------------------------------------
                                               Years of Service
-------------------------------- ---------------------- -----------------------
Amount of Annual Retainer Paid
in Last Year of Service                0-4 Years           5 Years or More
-------------------------------- ---------------------- -----------------------
          $50,000(1)                      $0                   $50,000
-------------------------------- ---------------------- -----------------------
          $70,000(2)                      $0                   $70,000
-------------------------------- ---------------------- -----------------------
          $80,000(3)                      $0                   $80,000
-------------------------------- ---------------------- -----------------------

(1)  Reflects final annual retainer for Charles E. Peck, a retired trustee.

(2)  Reflects final annual retainer for Walter P. Babich, a retired trustee.

(3)  Reflects  annual  retainer at the time of termination for Anthony D. Knerr,
     Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, John A. Fry.

     The Board of  Trustees/Directors  of all the Funds voted to  terminate  the
Delaware Investments Retirement Plan for Trustees/Directors,  effective November
30, 2006.  As a result of the  termination  of the  Retirement  Plan, no further benefits will accrue to any current or future  directors and a one-time  payment of  benefits  earned  under  the  Retirement  Plan  will  be  paid  to  eligible
Trustees/Directors.  The amount of the  payment to be made on January  31,  2007 represents the benefits to which the current  Trustee/Director is entitled under the terms of the Retirement  Plan.  The  calculation of such amount is based on:
(1) the annual retainer amount as of the date of termination ($80,000), (2) each
Trustee/Director's  years  of  service  as of the  date of  termination  (listed
above),   and  (3)  the   actuarially   determined   life   expectancy  of  each
Trustee/Director. The payments thus calculated are discounted to present value.

                                       18

     The net present value of the benefits  accrued under the plan to which each
such   Independent   Trustee/Director   is   entitled   was   calculated   by  a
licensed/certified  actuary  and  then  reviewed  and  approved  by  the  Funds'
Independent  Directors  who had no benefits  vested under the Plan.  The amounts being paid in 2007 are as  follows:  Anthony D. Knerr  ($702,373),  Ann R. Leven
($648,635),  Thomas F. Madison ($696,407),  Janet L. Yeomans ($300,978) and John
A. Fry ($155,030).

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent  Trustees:  Thomas F.
Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The
Audit Committee held seven meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the  Board of  Trustees  only in the event  that  there is a vacancy  on the  Board.  Shareholders  who wish to  submit  recommendations  for nominations to the Board to fill a vacancy must submit their  recommendations in writing to the  Nominating  and  Corporate  Governance  Committee,  c/o Delaware
Investments(R)  Funds at 2005 Market Street,  Philadelphia,  Pennsylvania 19103.
Shareholders  should  include  appropriate  information  on the  background  and qualifications  of any  person  recommended  (e.g.,  a  resume),  as well as the candidate's  contact  information  and a written  consent from the  candidate to serve if nominated and elected.  Shareholder  recommendations for nominations to the Board will be accepted on an ongoing basis and such  recommendations will be kept on file  for  consideration  when  there is a  vacancy  on the  Board.  The committee  consists of the following  four  Independent  Trustees:  John A. Fry,
Chairman;  Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio).
The committee held five meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held four meetings during the Trust's last fiscal year.

     Investments  Committee:  The primary purposes of the Investments  Committee are to: (i) assist the Board at its request in its  oversight of the  investment advisory  services  provided  to  the  Funds  by  the  Manager  as  well  as any sub-advisers;  (ii) review all proposed advisory and sub-advisory agreements for new Funds or proposed  amendments to existing  agreements  and to recommend what action the full Board and the independent  directors/trustees take regarding the approval of all such proposed  arrangements;  and (iii) review from time to time reports supplied by the Manager  regarding  investment  performance and expenses and suggest changes to such reports.  The Investments  Committee consists of the following four Independent  Trustees:  Thomas L. Bennett,  Chairman;  Lucinda S.
Landreth,  Jan L. Yeomans; and J. Richard Zecher. The Investments  Committee was
established on October 25, 2006. The  Investments  Committee did not meet during the Trust's last fiscal year.

                                       19

Code of Ethics
     The Trust, the Manager, the Distributor and Lincoln Financial Distributors,
Inc. (the Funds' financial intermediary wholesaler) have adopted Codes of Ethics in  compliance  with the  requirements  of Rule 17j-1 under the 1940 Act,  which govern  personal  securities  transactions.  Under the Codes of Ethics,  persons
subject  to  the  Codes  are   permitted   to  engage  in  personal   securities
transactions,  including  securities that may be purchased or held by the Funds, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain other  procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Funds have  formally  delegated  to the Manager the ability to make all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds,  the Manager will vote such  proxies  pursuant  to  its  Proxy  Voting  Policies  and  Procedures  (the
"Procedures").  The  Manager  has  established  a Proxy  Voting  Committee  (the
"Committee")  which is responsible  for  overseeing  the Manager's  proxy voting process for the Funds. One of the main  responsibilities  of the Committee is to review and approve the  Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements  on behalf of the Funds and other  clients  of the  Manager  and vote
proxies   generally  in  accordance  with  the  Procedures.   The  Committee  is
responsible for overseeing  ISS's proxy voting  activities.  If a proxy has been voted for the  Funds,  ISS will  create a record of the vote.  By no later  than
August 31 of each year,  information  (if any)  regarding  how the Manager voted proxies  relating to each Fund's portfolio  securities  during the most recently completed 12-month period ended June 30 is available without charge: (i) through the Funds' website at www.delawareinvestments.com; and (ii) on the SEC's website at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Funds.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Funds.  Some  examples of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to equity-based  compensation  plans are generally  determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company's operations and products.

     Because the Funds have delegated proxy voting to the Manager, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore do not have procedures regarding this matter. However, the Manager does  have a  section  in its  Procedures  that  addresses  the  possibility  of conflicts of interest.  Most proxies which the Manager receives on behalf of the
Funds are voted by ISS in accordance  with the  Procedures.  Because  almost all
Fund  proxies are voted by ISS  pursuant to the  pre-determined  Procedures,  it normally will not be necessary  for the Manager to make an actual  determination of how to vote a particular  proxy,  thereby  largely  eliminating  conflicts of interest for the Manager during the

                                       20

proxy  voting  process.  In the very  limited  instances  where the  Manager  is considering voting a proxy contrary to ISS's recommendation,  the Committee will first  assess the issue to see if there is any  possible  conflict  of  interest involving the Manager or affiliated  persons of the Manager.  If a member of the
Committee has actual  knowledge of a conflict of interest,  the  Committee  will normally use another  independent  third party to do additional  research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best  interests of the Funds.  The Committee  will then review the proxy voting  materials  and  recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the
Committee  believes is consistent  with the Procedures and in the best interests of the Funds.

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes   investment   management  services  to  the  Funds,  subject  to  the
supervision  and  direction of the Trust's  Board of Trustees.  The Manager also
provides   investment   management   services  to  all  of  the  other  Delaware
Investments(R)  Funds.  Affiliates  of the Manager also manage other  investment accounts.  While investment  decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.
The Manager pays the salaries of all  Trustees,  officers and  employees who are affiliated with both the Manager and the Trust.

     As of September 30, 2006,  the Manager and its affiliates  within  Delaware
Investments  were  managing in the aggregate in excess of $150 billion in assets in various institutional or separately managed, investment company and insurance accounts.  The Manager is a series of Delaware  Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings,  Inc. ("DMH"). DMH is
an indirect subsidiary, and subject to the ultimate control, of Lincoln National
Corporation   ("Lincoln").   Lincoln,   with   headquarters   in   Philadelphia,
Pennsylvania,  is a diversified  organization with operations in many aspects of the financial services industry,  including insurance and investment management.
Delaware  Investments  is the marketing name for DMH and its  subsidiaries.  The
Manager  and its  affiliates  own  the  name  "Delaware  Group."  Under  certain circumstances,  including the termination of the Trust's  advisory  relationship with the Manager or its  distribution  relationship  with the  Distributor,  the
Manager and its affiliates  could cause the Trust to delete the words  "Delaware
Group" from the Trust's name.

     The  Investment  Management  Agreement for the Funds is dated  December 17,
1999 and was approved by the initial shareholder on the same date. The Agreement had an initial term of two years and may be renewed only so long as such renewal and  continuance  are  specifically  approved at least  annually by the Board of
Trustees or by vote of a majority of the  outstanding  voting  securities of the
Fund,  and only if the terms and the renewal  thereof have been  approved by the vote of a majority of the  Trustees of the Trust who are not parties  thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Agreement is terminable without penalty on 60 days' notice by the Trustees of the Trust or by the Manager. The Agreement
will terminate automatically in the event of its assignment.

                                       21

     Under  each  Fund's  Investment  Management  Agreement,  each Fund pays the
Manager a monthly investment  advisory fee equivalent on an annual basis, to the rates set forth below.

------------------------------------- -------------------------------------------------
Delaware Growth Opportunities Fund    0.75% on first $500 million;
                                      0.70% on next $500 million;
                                      0.65% on next $1.5 billion;
                                      0.60% on assets in excess of $2.5 billion
------------------------------------- -------------------------------------------------
Delaware Large Cap Growth Fund        0.65% on the first $500 million;
                                      0.60% on the next $500 million;
                                      0.55% on the next $1.5 billion;
                                      0.50% on assets in excess of $2.5 billion.
------------------------------------- -------------------------------------------------

     During the past three fiscal years, the Funds paid the following investment management fees:

--------------------- ------------------ ------------------- -------------------
                             2006                2005                2004
--------------------- ------------------ ------------------- -------------------
Delaware Growth        $4,417,923 paid     $4,079,974 paid     $3,991,815 paid
Opportunities Fund
--------------------- ------------------ ------------------- -------------------
Delaware Large         $699,729 earned     $502,335 earned     $345,273 earned
Cap Growth Fund        $610,741 paid       $429,961 paid       $287,069 paid
                       $88,988 waived      $72,374 waived      $58,204 waived
--------------------- ------------------ ------------------- -------------------

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094, serves as the national distributor of each
Trust's  shares  under  a  Distribution   Agreement  dated  May  15,  2003.  The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and distribution,  except for payments by the Fund Classes under their respective Rule 12b-1 Plans.  The Distributor is an indirect  subsidiary of DMH, and, therefore,  of Lincoln.  The Distributor has agreed to use its best efforts to sell shares of the Funds.  See the  Prospectuses  for  information  on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting the Distributor or the Trust. The Distributor also serves as national distributor for the other Delaware  Investments(R)  Funds. The Board of Trustees annually reviews fees paid to the Distributor.

     During the Funds' last three fiscal  years,  the  Distributor  received net commissions from each Fund on behalf of their  respective Class A Shares,  after re-allowances to dealers, as follows:

                       Delaware Growth Opportunities Fund
                                                     Total
                                                   Amount of
                                 Amounts          Underwriting              Net
                               Re-allowed          Commission           Commission
Fiscal Year Ended              to Dealers                             to Distributor
------------------------------------------------------------------------------------
September 30, 2006             $148,518            $175,977                $27,459
September 30, 2005             $156,014            $184,799                $28,785
September 30, 2004             $205,845            $242,343                $36,498

                         Delaware Large Cap Growth Fund
                                                     Total
                                 Amounts           Amount of                Net
                               Re-allowed         Underwriting          Commission
Fiscal Year Ended              to Dealers          Commission         to Distributor
------------------------------------------------------------------------------------
September 30, 2006              $12,011             $14,256                 $2,245
September 30, 2005               $9,867             $11,645                 $1,778
September 30, 2004              $10,844             $12,805                 $1,960

                                       22

     During the Funds' last three fiscal years, the Distributor received, in the aggregate,  limited  contingent  deferred sales charge  payments with respect to
Class A shares of the Funds and contingent  deferred sales charge  payments with respect to Class B and C Shares of the Funds as follows:

                       Delaware Growth Opportunities Fund

Fiscal Year Ended         Class A Shares      Class B Shares       Class C Shares

September 30, 2006               $22             $21,996                  $750
September 30, 2005               $17             $47,132                  $530
September 30, 2004              $---             $51,419                $1,952

                         Delaware Large Cap Growth Fund

Fiscal Year Ended         Class A Shares      Class B Shares       Class C Shares

September 30, 2006              $---              $1,480                  $477
September 30, 2005              $116              $3,396                   $21
September 30, 2004              $---              $1,692                   $24

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the  Funds'  financial  intermediary  wholesaler  pursuant  to a Third
Amended  and  Restated  Financial   Intermediary   Distribution  Agreement  (the
"Financial Intermediary Agreement") with the Distributor effective as of January
1, 2006. LFD is primarily  responsible for promoting the sale of the Fund shares through  broker/dealers,  financial advisors and other financial  intermediaries
(collectively,  "Financial  Intermediaries").  The address of LFD is 2001 Market
Street, Philadelphia, PA 19103-7055.  Effective January 1, 2007, the Distributor
shall pay LFD for the actual  expenses  incurred by LFD in performing its duties under the Financial  Intermediary  Agreement as determined by the  Distributor's
monthly  review  of  information   retrieved  from  Lincoln   Financial  Group's
applicable expense management system.  Based on this review, the Distributor may request  that LFD provide  additional  information  describing  its  expenses in detail reasonably acceptable to the Distributor. Additionally, the parties shall agree from time to time to a  mechanism  to  monitor  LFD's  expenses.  The fees associated  with  LFD's  services  to the  Funds are  borne  exclusively  by the
Distributor and not by the Funds.

Transfer Agent
     Delaware  Service  Company,  Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia,  PA 19103-7094,  serves as the Funds' shareholder  servicing,  dividend  disbursing and transfer agent (the
"Transfer Agent") pursuant to a Shareholders  Services Agreement dated April 19,
2001. The Transfer  Agent is an indirect  subsidiary of DMH and,  therefore,  of
Lincoln.  The  Transfer  Agent  also  acts as  shareholder  servicing,  dividend disbursing  and transfer  agent for other  Delaware  Investments(R)  Funds.  The
Transfer  Agent  is  paid  a fee by  the  Funds  for  providing  these  services consisting  of an annual per  account  charge of $22.85 for each open and closed account  on its  records  and  each  account  held  on a  sub-accounting  system maintained by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Funds' Board of Trustees, including a majority of the Independent Trustees.

                                       23

     Each Fund has  authorized  one or more  brokers  to  accept  on its  behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be  deemed  to  have  received  a  purchase  or  redemption  order  when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

Fund Accountants
     Delaware Services Company,  Inc. also provides  accounting  services to the
Funds pursuant to a separate Fund Accounting  Agreement.  Those services include performing  all  functions  related to  calculating  the Funds' net asset  value
("NAV") and providing all financial  reporting services,  regulatory  compliance testing  and other  related  accounting  services.  For its  services,  Delaware
Services  Company,  Inc.  is paid a fee  based  on  total  assets  of all of the
Delaware  Investments(R)  Funds for which it provides such accounting  services.
Such fee is equal to 0.04%  multiplied  by the  total  amount  of  assets in the complex for which Delaware Services Company, Inc. furnishes accounting services.
The fees are charged to each Fund and the other Delaware Investments(R) Funds on an aggregate pro rata basis.

Custodian
     JPMorgan Chase Bank ("JPMorgan"),  4 Chase Metrotech Center,  Brooklyn,  NY
11245,  is custodian of the Funds'  securities  and cash.  As custodian  for the
Funds,  JPMorgan  maintains  a  separate  account  or  accounts  for each  Fund;
receives,  holds and  releases  portfolio  securities  on  account  of the Fund;
receives and  disburses  money on behalf of the Fund;  and collects and receives income and other payments and  distributions  on account of the Fund's portfolio securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Funds' legal counsel.

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which the portfolio  managers are primarily  responsible as of September 30,
2006.

                                                                    No. of
                                                                   Accounts           Total Assets in
                                                                     with              Accounts with
                                 No. of         Total Assets      Performance-           Performance-
                                Accounts           Managed         Based Fees            Based Fees
------------------------------------------------------------------------------------------------------
Bassett
    Registered Investment          23            $4.1 billion           0                     $0
    Companies
    Other Pooled Investment         1            $3.8 million           0                     $0
    Vehicles
    Other Accounts                 14            $1.7 billion           1                $91.2 million
Bonavico
    Registered Investment          25            $5.2 billion           0                     $0
    Companies
    Other Pooled Investment         0                 $0                0                     $0
    Vehicles

                                       24

                                                                    No. of
                                                                   Accounts           Total Assets in
                                                                     with              Accounts with
                                 No. of         Total Assets      Performance-           Performance-
                                Accounts           Managed         Based Fees            Based Fees
------------------------------------------------------------------------------------------------------
Other Accounts                 50           $10.0 billion           1               $641.1 million
Catricks
    Registered Investment          23            $4.1 billion           0                     $0
    Companies
    Other Pooled Investment         1            $3.8 million           0                     $0
    Vehicles
    Other Accounts                 14            $1.7 billion           1                $91.2 million
Ericksen
    Registered Investment          21            $4.7 billion           0                     $0
    Companies
    Other Pooled Investment         0                 $0                0                     $0
    Vehicles
    Other Accounts                 48           $10.0 billion           1               $641.1 million
Gladstein
    Registered Investment          23            $4.1 billion           0                     $0
    Companies
    Other Pooled Investment         1            $3.8 million           0                     $0
    Vehicles
    Other Accounts                 14            $1.7 billion           1                $91.2 million

Holland
    Registered Investment          23            $4.1 billion           0                     $0
    Companies
    Other Pooled Investment         1            $3.8 million           0                     $0
    Vehicles
    Other Accounts                 14            $1.7 billion           1                $91.2 million
Lampe
    Registered Investment          23            $4.1 billion           0                     $0
    Companies
    Other Pooled Investment         1            $3.8 million           0                     $0
    Vehicles
    Other Accounts                 14            $1.7 billion           1                $91.2 million
Prislin
    Registered Investment          24            $5.2 billion           0                     $0
    Companies
    Other Pooled Investment         0                 $0                0                     $0
    Vehicles
    Other Accounts                 49           $10.0 billion           1               $641.1 million
Todorow
    Registered Investment          23            $4.1 billion           0                     $0
    Companies
    Other Pooled Investment         1            $3.8 million           0                     $0
    Vehicles
    Other Accounts                 14            $1.7 billion           1                $91.2 million

                                       25

                                                                    No. of
                                                                   Accounts           Total Assets in
                                                                     with              Accounts with
                                 No. of         Total Assets      Performance-           Performance-
                                Accounts           Managed         Based Fees            Based Fees
------------------------------------------------------------------------------------------------------
Torrijos
    Registered Investment          23            $4.1 billion           0                     $0
    Companies
    Other Pooled Investment         1            $3.8 million           0                     $0
    Vehicles
    Other Accounts                 14            $1.7 billion           1                $91.2 million
Van Harte
    Registered Investment          24            $5.2 billion           0                     $0
    Companies
    Other Pooled Investment         0                 $0                0                     $0
    Vehicles
    Other Accounts                 49           $10.0 billion           1               $641.1 million
Wachs
    Registered Investment          23            $4.1 billion           0                     $0
    Companies
    Other Pooled Investment         1            $3.8 million           0                     $0
    Vehicles
    Other Accounts                 14            $1.7 billion           1                $91.2 million

Description of Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided to the Funds and the  investment action for each account and Fund may differ. For example, an account or Fund may be  selling a  security,  while  another  account or Fund may be  purchasing  or holding the same security.  As a result,  transactions  executed for one account
may  adversely   affect  the  value  of  securities  held  by  another  account.
Additionally,  the  management  of multiple  accounts and Funds may give rise to potential  conflicts of interest,  as a portfolio manager must allocate time and effort to  multiple  accounts  and Funds.  A portfolio  manager may  discover an investment  opportunity  that may be suitable for more than one account or Fund.
The investment  opportunity  may be limited,  however,  so that all accounts for which the  investment  would be  suitable  may not be able to  participate.  The
Manager has adopted  procedures  designed to allocate  investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio's manager's compensation consists of the following:

     Base Salary.  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

                                       26

     Bonus.

     Growth Team - Each named portfolio manager is eligible to receive an annual bonus. The amount available in the bonus pool is based on the management  team's assets under  management  minus any direct  expenses  (expenses  associated with product and investment  management team). Certain portfolio managers may receive a guaranteed  quarterly payment of a portion of their bonus. The distribution of the bonus pool to individual team members is determined within the discretion of
Delaware.

     Focus Growth Team - Each named portfolio  manager is eligible to receive an annual cash bonus,  which is based upon  quantitative  and qualitative  factors.
Generally of the total potential cash compensation for a portfolio manager,  50%
or more is in the form of a bonus and is  therefore  at risk.  The total  amount available  for payment of bonuses is based on the revenues  associated  with the products  managed by the Focus Growth  Team.  The amount of this "bonus pool" is determined  by  taking  a  pre-determined  percentage  of such  revenues  (minus appropriate expenses associated with this product and the investment  management team).

     Various  members of the team have the ability to earn a  percentage  of the bonus pool with the most senior  contributors having the largest share. The pool is allotted based on subjective  factors (50%) and objective  factors (50%). The subjective  portion  of the  pool  is  allocated  to  team  members  within  the discretion  of senior  management.  There is a minimum  guaranteed  fixed payout amount  associated  with this portion of the pool for the years ending  December
31, 2005 and December 31, 2006.

     The  allocation of the  remaining  50% of the pool is based upon  objective factors.  Performance is measured as a result of the team's standing relative to a large cap growth  composite  of a  nationally  recognized  publicly  available database,  for five  successive  calendar  years.  Performance  rankings  are in quartiles as follows: top decile, top quartile,  second quartile, third quartile and bottom quartile.  An average is taken of the five year relative  performance data to determine the multiplier to be applied in calculating the portion of the pool that will be paid out. To the extent there was less than a complete  payout of the "objective" portion of the bonus pool over the previous five years, there is an  opportunity  to recoup these  amounts if the  multiplier  is in excess of
100%, in the  discretion of senior  management.  Individual  allocations  of the bonus pool are based on individual performance measurements,  both objective and subjective, as determined by senior management.

     In addition,  there is a potential one-time value creation payment that may be allocated on or about  December 31, 2009 to the extent the value added by the team exceeds the relative  value of their  holdings in the Delaware  Investments
U.S. Stock Option Plan. This amount, if any, would be paid out to the team under a deferred compensation  arrangement.  The value creation payment, if any, would be paid out to individual  team members in  proportion to the shares  granted to that team member under the Plan.

     Deferred  Compensation.   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or  "performance  shares," in Lincoln.
Delaware  Investments  U.S.,  Inc.,  is  an  indirect  subsidiary  of  DMH  and, therefore, of Lincoln.

                                       27

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded from time to time by the  investment  manager in its full  discretion.  Option  awards may be based in part on  seniority.  The fair  market  value of the shares is  normally determined  as of each June 30 and December 31.  Shares issued upon the exercise of such  options  must be held for six months and one day,  after which time the shareholder  may put them back to the issuer or the  shares  may be called  back from the shareholder.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of September 30, 2006, the portfolio  managers of the Delaware Large Cap
Growth  Fund did not own any shares of that Fund and the  portfolio  managers of
Delaware Growth Opportunities Fund owned shares of that Fund as set forth below:

---------------------------- ---------------------------------------------------
Name                                            Dollar Range
---------------------------- ---------------------------------------------------
Marshall T. Bassett                           $50,001-$100,000
---------------------------- ---------------------------------------------------
Steven G. Catricks                                  None
---------------------------- ---------------------------------------------------
Barry S. Gladstein                            $10,001-$50,000
---------------------------- ---------------------------------------------------
Christopher M. Holland                        $10,001-$50,000
---------------------------- ---------------------------------------------------
Steven T. Lampe                               $10,001-$50,000
---------------------------- ---------------------------------------------------
Matthew Todorow                                     None
---------------------------- ---------------------------------------------------
Rudy D. Torrijos III                                None
---------------------------- ---------------------------------------------------
Lori P. Wachs                                $100,001-$500,000
---------------------------- ---------------------------------------------------

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     The Manager selects brokers or dealers to execute transactions on behalf of each Fund for the purchase or sale of portfolio  securities  on the basis of its judgment of their  professional  capability to provide the service.  The primary consideration  is to  have  brokers  or  dealers  execute  transactions  at best execution.  Best execution  refers to many factors,  including the price paid or received for a security,  the commission charged, the promptness and reliability of execution,  the  confidentiality  and placement  accorded the order and other
factors   affecting  the  overall  benefit   obtained  by  the  account  on  the
transaction.  When a  commission  is paid,  a Fund pays  reasonably  competitive brokerage  commission  rates  based  upon  the  professional  knowledge  of  the
Manager's  trading   department  as  to  rates  paid  and  charged  for  similar transactions  throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

                                       28

     During the fiscal  years  ended  September  30,  2006,  2005 and 2004,  the aggregate  dollar  amounts of  brokerage  commissions  paid by the Funds were as follows:

                               Delaware Growth               Delaware Large
Fiscal Year                   Opportunities Fund            Cap Growth Fund

September 30, 2006                $1,179,758                    $69,065
September 30, 2005                $1,215,337                   $130,302
September 30, 2004                $1,807,712                    $63,319

     The Manager may allocate out of all commission business generated by all of the funds and accounts under its  management,  brokerage  business to brokers or dealers who provide  brokerage and research  services.  These  services  include advice,  either directly or through publications or writings, as to the value of securities,  the advisability of investing in, purchasing or selling securities, and the  availability  of securities  or  purchasers  or sellers of  securities;
furnishing of analyses and reports concerning issuers, securities or industries;
providing  information on economic factors and trends;  assisting in determining portfolio  strategy;  providing  computer software and hardware used in security analyses;  and providing portfolio  performance  evaluation and technical market analyses.  Such  services  are  used  by the  Manager  in  connection  with  its investment  decision-making  process  with  respect  to one or  more  funds  and accounts managed by it, and may not be used, or used  exclusively,  with respect to the fund or account generating the brokerage.

     As  provided  in  the  1934  Act  and  each  Fund's  Investment  Management
Agreement,  higher  commissions are permitted to be paid to  broker/dealers  who provide  brokerage  and  research  services  than to  broker/dealers  who do not provide  such  services  if such higher  commissions  are deemed  reasonable  in relation to the value of the brokerage and research services provided.  Although transactions  are  directed to  broker/dealers  who provide such  brokerage  and research  services,  the  Trust  believes  that  the  commissions  paid  to such broker/dealers  are not, in general,  higher than commissions that would be paid to  broker/dealers  not providing  such services and that such  commissions  are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute in some part  brokerage and research  services used by the Manager in connection  with its investment  decision-making  process and constitute in some part  services used by the Manager in connection  with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  which  generate  commissions  or their  equivalent  are allocated to  broker/dealers  who provide daily portfolio  pricing services to a
Fund  and to  other  Delaware  Investments  Funds.  Subject  to best  execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During the fiscal year ended September 30, 2006,  brokerage  commissions of
$687,635  and  $36,508  based on  portfolio  transactions  of  $503,772,812  and
$36,436,754  were  directed  to brokers  for  brokerage  and  research  services provided to the Delaware  Growth  Opportunities  Fund and the Delaware Large Cap
Growth Fund, respectively.

     As of September 30, 2006 the Delaware  Growth  Opportunities  Fund held the following  amounts  of  securities  of  their  regular  broker/dealers  or their parents, as defined in Rule 10b-1 under the 1940 Act:

     ------------------------------------------- --------------------------
              Regular Broker/Dealer                      Value
     ------------------------------------------- --------------------------
     Lehman Brothers Holdings                    $10,502,892
     ------------------------------------------- --------------------------

                                       29

     As of September  30, 2006 the  Delaware  Large Cap Growth Fund did not hold any securities of their regular  broker/dealers or their parents,  as defined in
Rule 10b-1 under the 1940 Act.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order that receives  allocation  may be allocated an average price obtained from the  executing  broker.  It is  believed  that the  ability of the  accounts  to participate in volume  transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders  could  adversely  affect  the  price or volume  of the  security  that a particular  account or fund may obtain, it is the opinion of the Manager and the
Trust's Board of Trustees that the  advantages of combined  orders  outweigh the possible disadvantages of separate transactions.

     Consistent with NASD Regulation, Inc. (the "NASDRSM") rules, and subject to seeking best execution,  a Fund may place orders with  broker/dealers  that have agreed to defray certain  expenses of the Delaware  Investments  Funds,  such as custodian fees.

     The Funds have the  authority  to  participate  in a  commission  recapture program.  Under the program,  and subject to seeking best execution as described in this section,  the Funds may direct  certain  security  trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash.  Any such  commission  rebates  will be included  in  realized  gain on securities in the appropriate financial statements of the Funds. The Manager and its  affiliates  have  previously  and may in the  future  act as an  investment advisor to mutual funds or separate  accounts  affiliated with the administrator
of  the  commission   recapture   program.   In  addition,   affiliates  of  the
administrator  act  as  consultants  in  helping  institutional  clients  choose investment  advisors and may also  participate  in other types of businesses and provide other services in the investment management industry.

--------------------------------------------------------------------------------
                                CAPITAL STRUCTURE
--------------------------------------------------------------------------------

Capitalization
     The Trust  currently  has  authorized,  and allocated to each Class of each
Fund, an unlimited  number of shares of  beneficial  interest with no par value.
All  shares  are,  when  issued  in  accordance  with the  Trust's  registration statement (as amended), governing instruments and applicable law, fully paid and non-assessable.  Shares  do not have  preemptive  rights.  All  shares of a Fund represent an undivided  proportionate  interest in the assets of such Fund. As a general matter,  shareholders of Fund Classes may vote only on matters affecting their respective Class, including the Fund Classes' Rule 12b-1 Plans that relate to the Class of shares that they hold.  However,  each Fund's Class B Shares may vote on any  proposal  to increase  materially  the fees to be paid by such Fund under  the Rule  12b-1  Plan  relating  to its Class A  Shares.  Except  for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of a Fund.  General expenses of each Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Fund Classes' Rule 12b-1 Plans will be allocated solely to those classes.

     Prior to May 19, 2005,  the Delaware Large Cap Growth Fund was known as the
Delaware Diversified Growth Fund.

     Class R Shares of the  Growth  Opportunities  Fund were  offered on June 2,
2003 and  Class R  Shares  of  Large  Cap  Growth  Fund  have not yet  commenced operations.

                                       30

Non-cumulative Voting
     The Trust's shares have non-cumulative  voting rights, which means that the holders of more than 50% of the shares of such Trust  voting for the election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

General Information
     Shares of the Funds are offered on a  continuous  basis by the  Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting the Distributor or the Trust. The Trust reserves the right to suspend sales of Fund shares, and reject any order for the purchase of Fund shares if in the opinion of management  such  rejection is in the Fund's best  interest.  The minimum  initial  investment  generally  is $1,000  for Class A Shares,  Class B
Shares and Class C Shares.  Subsequent  purchases of such Classes generally must be at least $100.  The initial and  subsequent  investment  minimums for Class A
Shares will be waived for  purchases by officers,  Trustees and employees of any
Delaware  Investments(R) Fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform  Gifts to Minors Act or Uniform  Transfers to Minors Act
and shares purchased in connection with an Automatic  Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000.  See "Investment Plans" for purchase limitations  applicable to retirement  plans.  The  Trust  will  reject  any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced front-end  sales  charges  apply to  investments  of $100,000 or more in Class A
Shares,  and that Class A Shares are  subject  to lower  annual  Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a contingent deferred sales charge ("CDSC").

     Selling dealers have the  responsibility  of transmitting  orders promptly.
Each Fund  reserves the right to reject any order for the purchase of its shares if in the opinion of management  such rejection is in such Fund's best interest.
If a purchase  is  canceled  because  your  check is  returned  unpaid,  you are responsible for any loss incurred. A Fund can redeem shares from your account(s)
to reimburse  itself for any loss, and you may be restricted  from making future purchases in any Delaware  Investments(R) Funds. Each Fund reserves the right to reject purchase  orders paid by third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on accounts that, as a result of redemption,  have remained below  the  minimum  stated  account  balance  for a  period  of  three  or more
consecutive  months.   Holders  of  such  accounts  may  be  notified  of  their
insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum  balance  requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

                                       31

     Each Fund  also  reserves  the  right,  upon 60 days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The  NASD  has  adopted  amendments  to  its  Conduct  Rules,  relating  to investment  company  sales  charges.  The  Trust and the  Distributor  intend to operate in compliance with these rules.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates were previously issued for Class A Shares and Institutional  Shares of the Funds. However,  purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained  by the Transfer  Agent.  The  investor  will have the same rights of ownership  with respect to such shares as if  certificates  had been issued.  An
investor  will  be  permitted  to  obtain  a  certificate  in  certain   limited
circumstances  that are  approved  by an  appropriate  officer of the Funds.  No charge is  assessed  by a Trust  for any  certificate  issued.  The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited  circumstances that are approved by an appropriate officer of the Funds.  In those  circumstances,  a  shareholder  may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of  obtaining a bond  covering the lost or stolen  certificate.  Please contact  the Trust for  further  information.  Investors  who hold  certificates representing  any of their  shares  may only  redeem  those  shares  by  written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
     The  alternative  purchase  arrangements of the Fund Classes' Shares permit investors to choose the method of  purchasing  shares that is most  suitable for their needs given the amount of their  purchase,  the length of time they expect to  hold  their  shares  and  other  relevant  circumstances.  Investors  should determine whether, given their particular circumstances, it is more advantageous to purchase  Class A Shares and incur a front-end  sales  charge and annual Rule
12b-1 Plan  expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares,  or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject  to a CDSC and  annual  Rule  12b-1  Plan  expenses.  Class B Shares are subject to a CDSC if the shares are redeemed  within six years of purchase,  and
Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of  purchase.  Class B and Class C Shares are each  subject to annual Rule 12b-1
Plan  expenses of up to a maximum of 1% (0.25% of which are  service  fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining  shareholder accounts) of average daily net assets of the respective
Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and,  thereafter,  be subject to annual
12b-1 Plan  expenses of up to a maximum of 0.30% of average  daily net assets of such  shares.  Unlike  Class B Shares,  Class C Shares do not convert to another
Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will  diminish  over  time.  In  comparing  Class B Shares  to  Class C  Shares, investors  should  also  consider  the  duration  of the annual  Rule 12b-1 Plan expenses  to which each of the  classes is subject  and the  desirability  of an automatic conversion feature, which is available only for Class B Shares.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

                                       32

     In comparing Class B Shares and Class C Shares to Class R Shares, investors should  consider the higher Rule 12b-1 Plan expenses on Class B Shares and Class
C Shares.  Investors also should consider the fact that, like Class B Shares and
Class C Shares,  Class R Shares do not have a front-end sales charge and, unlike
Class B Shares and Class C Shares,  Class R Shares are not subject to a CDSC. In
Comparing Class B Shares to Class R shares,  investors  should also consider the duration of the annual  Rule 12b-1 Plan  expenses to which each Class is subject and the desirability of an automatic  conversion feature to Class A Shares (with lower annual Rule 12b-1 Plan fees),  which is available  only for Class B Shares and does not subject the investor to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, a Fund, the  Distributor and others will be paid, and in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1  Plan  fees,  in the case of Class B Shares  and Class C Shares,  from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption,  and in the case of Class R Shares,  from the  proceeds  of the Rule
12b-1 Plan fees.  Financial  advisors  may receive  different  compensation  for selling  Class A  Shares,  Class B  Shares,  Class C Shares  and Class R Shares.
Investors should understand that the purpose and function of the respective Rule
12b-1 Plans  (including for Class R Shares) and the CDSCs  applicable to Class B
Shares  and Class C Shares  are the same as those of the Rule 12b-1 Plan and the front-end  sales  charge  applicable  to Class A Shares  in that  such  fees and charges are used to finance the  distribution  of the  respective  Classes.  See
"Plans Under Rule 12b-1 for the Fund Classes" in this Part B.

     Dividends,  if any, paid on Class A Shares, Class B Shares, Class C Shares,
Class R Shares and  Institutional  Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the amount of 12b-1 Plan expenses relating to Class B Shares, Class C Shares and
Class R Shares  will be  borne  exclusively  by such  shares.  See  "Determining
Offering Price and Net Asset Value" below in this Part B.

     Class A  Shares:  Purchases  of  $100,000  or more of Class A Shares at the offering  price carry reduced  front-end  sales charges as shown in the table in the Fund  Classes'  Prospectuses,  and may include a series of purchases  over a
13-month  period  under a Letter  of  Intention  signed  by the  purchaser.  See
"Special  Purchase Features - Class A Shares" below for more information on ways in which investors can avail  themselves of reduced  front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  In  addition,  certain  dealers who enter into an  agreement to provide extra training and information on Delaware Investments products and services and who increase  sales of Delaware  Investments(R)  Funds may receive an additional commission  of up to 0.15% of the  offering  price in  connection  with sales of
Class A  Shares.  Such  dealers  must  meet  certain  requirements  in  terms of organization and distribution  capabilities and their ability to increase sales.
The   Distributor   should  be  contacted  for  further   information  on  these
requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the Fund Classes'  Prospectuses,  for initial  purchases of
Class A Shares of $1,000,000 or more, a dealer's  commission  may be paid by the
Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A

                                       33

Shares of other Delaware Investments(R) Funds as to which a Limited CDSC applies
(see "Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares
Purchased at Net Asset  Value" under  "Redemption  and  Exchange"  below) may be aggregated  with those of the Class A Shares of the applicable  Fund.  Financial advisors  also may be eligible  for a dealer's  commission  in  connection  with certain  purchases made under a Letter of Intention or pursuant to an investor's
Right  of  Accumulation.  Financial  advisors  should  contact  the  Distributor concerning the applicability  and calculation of the dealer's  commission in the case of combined purchases.

     An exchange from other Delaware  Investments(R)  Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class B Shares at the time of purchase  from its own assets in an  amount  equal  to no more  than 5% of the  dollar  amount  purchased.  In addition,  from time to time,  upon written  notice to all of its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor  may pay additional  compensation  to dealers or brokers for selling
Class B Shares at the time of purchase.  As discussed  below,  however,  Class B
Shares are subject to annual Rule 12b-1 Plan  expenses  and, if redeemed  within six years of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1% annually.  The  combination  of the
CDSC and the  proceeds of the Rule 12b-1 Plan fees makes it possible  for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who  exercise the  exchange  privilege  described below  will  continue  to be  subject  to the CDSC  schedule  for Class B Shares described  in this Part B, even after the  exchange.  Such CDSC  schedule may be higher  than the CDSC  schedule  for Class B Shares  acquired as a result of the exchange. See "Redemption and Exchange" below.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for eight years  after  purchase  are  eligible  for  automatic conversion  into  Class A Shares.  Conversions  of Class B Shares  into  Class A
Shares will occur only four times in any calendar  year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date").
If the  eighth  anniversary  after a  purchase  of  Class B  Shares  falls  on a
Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth  anniversary  occurs between  Conversion Dates, an investor's Class B
Shares will be converted  on the next  Conversion  Date after such  anniversary.
Consequently,  if a shareholder's  eighth  anniversary  falls on the day after a
Conversion  Date, that  shareholder will have to hold Class B Shares for as long as three additional  months after the eighth  anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a Fund acquired  through a reinvestment of dividends will convert  to the  corresponding  Class A Shares of that Fund (or,  in the case of
Delaware Group Cash Reserve,  the Delaware

                                       34

Cash Reserve Fund  Consultant  Class)  pro-rata with Class B Shares of that Fund not acquired through dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an  amount  equal  to no more  than 1% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange."

Plans under Rule 12b-1 for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Class A Shares,  the  Class B  Shares,  Class C Shares  and
Class R Shares of each Fund (the  "Plans").  Each Plan permits the relevant Fund to pay for certain  distribution,  promotional and related expenses  involved in the marketing of only the Class of Shares to which the Plan  applies.  The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating  the  Plans'  fees,  and the  Plans  are not used to  assist  in the distribution and marketing of shares of the Institutional Classes.  Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

     The Plans permit a Fund, pursuant to the Distribution Agreement, to pay out of the assets of the Class A Shares,  Class B Shares, Class C Shares and Class R
Shares  monthly  fees  to the  Distributor  for its  services  and  expenses  in distributing  and  promoting  sales of shares of such  classes.  These  expenses include, among other things,  preparing and distributing  advertisements,  sales literature and  prospectuses  and reports used for sales purposes,  compensating sales and marketing  personnel,  and paying distribution and maintenance fees to securities  brokers and dealers who enter into agreements with the  Distributor.
The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor  for advancing the commission  costs to dealers with respect to the initial sale of such shares.

     In addition,  absent any applicable fee waiver, each Fund may make payments out of the assets of the Fund  Classes'  Shares  directly to other  unaffiliated parties,  such as banks,  who  either aid in the  distribution  of shares of, or provide services to, such classes.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on behalf of the Fund
Classes would be borne by such persons without any reimbursement  from such Fund
Classes.  Subject to seeking best price and execution,  a Fund may, from time to time, buy or sell portfolio  securities from or to firms which receive  payments under the Plans.

                                       35

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved  by  the  Trust's  Board  of  Trustees,  including  a  majority  of the
Independent  Trustees who have no direct or indirect  financial  interest in the
Plans  and the  Distribution  Agreements,  by a vote cast in person at a meeting duly  called  for the  purpose  of  voting  on the  Plans  and such  Agreements.
Continuation of the Plans and the Distribution  Agreements,  as amended, must be approved  annually  by the  Trust's  Board of  Trustees  in the same  manner  as specified above.

     Each  year,   the  Trust's  Board  of  Trustees  must   determine   whether
continuation  of the Plans is in the best interest of  shareholders  of the Fund
Classes  and that there is a  reasonable  likelihood  of each Plan  providing  a benefit to its respective Fund Class. The Plans and the Distribution Agreements,
as amended,  may be terminated  with respect to a Fund Class at any time without penalty by a majority  of  Independent  Trustees  who have no direct or indirect financial  interest  in the  Plans  and  the  Distribution  Agreements,  or by a
majority vote of the relevant Fund Class'  outstanding  voting  securities.  Any amendment  materially  increasing  the  percentage  payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class'  outstanding voting  securities,  as well as by a majority vote of  Independent  Trustees who have no direct  or  indirect  financial  interest  in the Plans or  Distribution
Agreements.  With respect to the Funds' Class A Plans, any material  increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Funds' respective Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees, including a majority of Independent Trustees who have no direct or indirect  financial  interest  in  the  Plans  or  Distribution  Agreements.  In addition,  in order  for the  Plans  to  remain  effective,  the  selection  and nomination  of  Independent  Trustees  must be effected by the  Trustees who are
Independent  Trustees and who have no direct or indirect  financial  interest in the Plans or Distribution Agreements.  Persons authorized to make payments under the Plans  must  provide  written  reports  at least  quarterly  to the Board of
Trustees for their review.

     For the fiscal year ended September 30, 2006, Rule 12b-1 Plan payments from the Fund  Classes of each Fund are shown  below.  Such amounts were used for the following purposes:

-------------------------------------------------------------------------------------------------
                       Delaware Growth Opportunities Fund
---------------------------- ----------------- ---------------- ---------------- ----------------
                              Class A Shares    Class B Shares   Class C Shares  Class R Shares
---------------------------- ----------------- ---------------- ---------------- ----------------
Annual/Semiannual Reports         $4,608             $274             $651            $198
---------------------------- ----------------- ---------------- ---------------- ----------------
Broker Trails                   $1,546,012         $51,061           $73,700         $15,720
---------------------------- ----------------- ---------------- ---------------- ----------------
Broker Sales Charges               $---            $129,210          $11,834         $3,089
---------------------------- ----------------- ---------------- ---------------- ----------------
Interest on Broker Sales
 Charges                           $---            $14,798           $1,356           $---
---------------------------- ----------------- ---------------- ---------------- ----------------
Commissions to Wholesalers         $---              $---             $912            $---
---------------------------- ----------------- ---------------- ---------------- ----------------
Promotional-Other                 $21,502            $227              $42            $---
---------------------------- ----------------- ---------------- ---------------- ----------------
Prospectus Printing               $34,455            $512             $134            $264
---------------------------- ----------------- ---------------- ---------------- ----------------
Wholesaler Expenses               $73,378           $5,272             $32           $1,004
---------------------------- ----------------- ---------------- ---------------- ----------------
Total                           $1,679,955         $201,354          $88,661         $20,275
---------------------------- ----------------- ---------------- ---------------- ----------------

----------------------------------------------------------------------------------
                         Delaware Large Cap Growth Fund
---------------------------- ----------------- ---------------- ------------------
                              Class A Shares    Class B Shares   Class C Shares
---------------------------- ----------------- ---------------- ------------------
Annual/Semiannual Reports          $---              $134             $15
---------------------------- ----------------- ---------------- ------------------
Broker Trails                    $13,059            $4,736          $4,756
---------------------------- ----------------- ---------------- ------------------
Broker Sales Charges               $---             $1,642          $6,287
---------------------------- ----------------- ---------------- ------------------
Interest on Broker Sales
 Charges                           $---              $520             $40
---------------------------- ----------------- ---------------- ------------------
Promotional-Other                  $---              $115             $18
---------------------------- ----------------- ---------------- ------------------
Prospectus Printing                $---              $576             $41
---------------------------- ----------------- ---------------- ------------------
Wholesaler Expenses                $66              $1,669            $21
---------------------------- ----------------- ---------------- ------------------
Total                            $13,125            $9,392          $11,178
---------------------------- ----------------- ---------------- ------------------

                                       36

Payments to Intermediaries
     The Distributor, LFD and their affiliates may pay compensation at their own expense  and not as an expense  of the  Funds,  to  affiliated  or  unaffiliated brokers, dealers or other financial intermediaries ("Financial  Intermediaries")
in  connection  with the sale or  retention  of Fund shares  and/or  shareholder servicing  ("distribution  assistance").  For example,  the  Distributor may pay additional  compensation  to  Financial  Intermediaries  for  various  purposes, including,  but not limited to,  promoting the sale of Fund shares,  maintaining
share  balances  and/or  for   sub-accounting,   administrative  or  shareholder
processing services,  marketing and educational support and ticket charges. Such payments are in addition to any distribution  fees, service fees and/or transfer agency fees that may be payable by the Funds.  The  additional  payments  may be based on factors,  including level of sales (based on gross or net sales or some specified  minimum sales or some other similar  criteria related to sales of the
Funds and/or some or all other Delaware  Investments(R) Funds), amount of assets invested by the Financial  Intermediary's customers (which could include current or aged  assets of the Funds  and/or some or all other  Delaware  Investments(R)
Funds),  the Funds'  advisory  fees,  some other  agreed upon  amount,  or other measures as determined from time to time by the Distributor.

     A significant  purpose of these payments is to increase sales of the Funds'
shares.  The Funds' Manager or its affiliates may benefit from the Distributor's or LFD's payment of compensation to Financial  Intermediaries  through increased fees resulting from additional  assets acquired  through the sale of Fund shares through such Financial Intermediaries.

Special Purchase Features - Class A Shares

     Buying Class A Shares at Net Asset Value:  The Fund  Classes'  Prospectuses
set forth the  categories of investors  who may purchase  Class A Shares at NAV.
This section provides additional information regarding this privilege. The Funds must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain  legacy  retirement  assets may make  purchases of Class A shares at NAV. The requirements are as follows:

     o    The  purchase  must  be made by a  group  retirement  plan  (excluding defined  benefit plans) (i) that  purchased  Class A shares prior to a recordkeeping  transition  period from August 2004 to October 2004 and
          (ii) where the plan participants records were maintained on Retirement
          Financial Services,  Inc.'s ("RFS") proprietary  recordkeeping system, provided  that the plan (a) has in excess of  $500,000  of plan assets invested in Class A Shares of one or more Delaware Investments(R) Fund and any stable value account available to investment  advisory clients of the Manager or its  affiliates;  or (b) is sponsored by an employer that has at any point  after  May 1, 1997 had more than 100  employees while such plan has held  Class A Shares of a Delaware  Investments(R)
          Fund and such  employer  has  properly  represented  to, and  received written  confirmation  back  from  RFS in  writing  that  it  has  the requisite number of employees.  See "Group Investment Plans" below for information regarding the applicability of the Limited CDSC.

     o    The  purchase  must be made by any group  retirement  plan  (excluding defined  benefit pension plans) that purchased Class A shares prior to an August 2004 to October  2004  recordkeeping  transition  period and purchased shares through a retirement plan alliance program,  provided that RFS was the  sponsor  of the  alliance  program  or had a product participation agreement with the sponsor of the alliance program.

     As  disclosed  in  the  Fund  Classes'  Prospectuses  certain  legacy  bank sponsored  retirement  plans may make  purchases of Class A shares at NAV. These purchases may be made by bank sponsored  retirement  plans that held, but are no longer  eligible to  purchase,  Institutional  Class  Shares or  interests  in a collective trust as a result of a change in distribution arrangements.

                                       37

     Allied Plans:  Class A Shares are available for purchase by participants in certain  401(k)  Defined  Contribution  Plans  ("Allied  Plans")  which are made available  under a joint venture  agreement  between the Distributor and another institution  through which mutual funds are marketed and which allow investments in  Class A  Shares  of  designated  Delaware  Investments(R)  Funds  ("eligible
Delaware  Investments(R) Fund shares"),  as well as shares of designated classes of non- Delaware  Investments(R)  Funds ("eligible non- Delaware  Investments(R)
Fund  shares").  Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible  Delaware  Investments(R)and  eligible non- Delaware  Investments(R)
Fund shares held by the Allied  Plan may be combined  with the dollar  amount of new purchases by that Allied Plan to obtain a reduced  front-end sales charge on additional  purchases  of eligible  Delaware  Investments(R)  Fund  shares.  See
"Combined Purchases Privilege" below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware  Investments(R) Fund shares for other eligible Delaware  Investments(R)
Fund shares or for  eligible  non-  Delaware  Investments(R)  Fund shares at NAV without payment of a front-end sales charge. However, exchanges of eligible fund shares,  both Delaware  Investments(R)and  non- Delaware  Investments(R)  Funds,
which  were not  subject  to a front end sales  charge,  will be  subject to the applicable sales charge if exchanged for eligible Delaware  Investments(R)  Fund shares  to which a sales  charge  applies.  No sales  charge  will  apply if the eligible fund shares were previously  acquired  through the exchange of eligible shares on which a sales charge was already paid or through the  reinvestment  of dividends. See "Investing by Exchange" under "Investment Plans" below.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments(R)  Fund shares under an Allied  Plan.  In  determining  a financial advisor's  eligibility  for a dealer's  commission  on NAV purchases of eligible
Delaware  Investments(R)  Fund  shares in  connection  with  Allied  Plans,  all participant holdings in the Allied Plan will be aggregated. See "Class A Shares"
above under "Alternative Investment Arrangements."

     The Limited CDSC is applicable  to  redemptions  of NAV  purchases  from an
Allied Plan on which a dealer's commission has been paid. Waivers of the Limited
CDSC, as described in the Fund Classes'  Prospectuses,  apply to  redemptions by participants  in Allied Plans except in the case of exchanges  between  eligible
Delaware  Investments(R)and   non-Delaware   Investments(R)  Fund  shares.  When
eligible  Delaware  Investments(R)  Fund shares are exchanged into eligible non-
Delaware  Investments(R)  Fund  shares,  the Limited CDSC will be imposed at the time of the exchange,  unless the joint  venture  agreement  specifies  that the amount of the  Limited  CDSC will be paid by the  financial  advisor  or selling dealer. See "Contingent Deferred Sales Charge for Certain Redemptions of Class A
Shares Purchased at Net Asset Value" under "Redemption and Exchange" below.

     Letter of Intention:  The reduced  front-end sales charges  described above with respect to Class A Shares are also  applicable to the  aggregate  amount of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  Letter of  Intention  provided  by the  Distributor  and  signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares  intended to be purchased  until such purchase is completed  within the
13-month  period.  Effective  January  1,  2007,  the  Funds  no  longer  accept retroactive Letters of Intention.  The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed,  except as noted
below,  the  purchaser  will be asked to pay an amount  equal to the  difference between the  front-end  sales charge on Class A Shares  purchased at the reduced rate and the  front-end  sales charge  otherwise  applicable to the total shares purchased.  If such payment is not made within 20 days  following the expiration of the 13-month period,  the Transfer Agent will surrender an appropriate number of

                                       38

the escrowed  shares for  redemption  in order to realize the  difference.  Such purchasers may include the values (at offering price at the level  designated in their Letter of  Intention) of all their shares of the Funds and of any class of any of the other Delaware  Investments(R)  Funds previously  purchased and still held as of the date of their Letter of Intention  toward the  completion of such
Letter,  except as described below.  Those purchasers cannot include shares that did not carry a  front-end  sales  charge,  CDSC or  Limited  CDSC,  unless  the
purchaser   acquired   those  shares   through  an  exchange   from  a  Delaware
Investments(R)  Fund that did carry a front-end  sales  charge,  CDSC or Limited
CDSC.  For purposes of  satisfying an  investor's  obligation  under a Letter of
Intention,  Class B Shares and Class C Shares of the Funds and the corresponding classes of shares of other Delaware Investments(R) Funds which offer such shares may be aggregated with Class A Shares of the Funds and the  corresponding  class of shares of the other Delaware Investments(R) Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced  front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention  will be determined and accepted by the Transfer Agent at the point of plan  establishment.  The level and any  reduction in front-end  sales charge will be based on actual plan  participation  and the  projected  investments  in
Delaware  Investments(R)  Funds that are offered with a front-end  sales charge,
CDSC or Limited  CDSC for a 13-month  period.  The Transfer  Agent  reserves the right to  adjust  the  signed  Letter  of  Intention  based  on this  acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer  Agent.  If actual  investments  exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without  completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under  management at that time.  Employers may also include the value (at offering  price at the level  designated  in their Letter of  Intention)  of all their  shares  intended for  purchase  that are offered  with a front-end  sales charge,  CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Funds and other  Delaware  Investments(R)  Funds which  offer  corresponding classes of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware  Investments(R)  Funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments(R)  Fund that did carry a front-end  sales  charge,  CDSC or Limited
CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent  purchases of Class A Shares,  Class B Shares and Class C Shares,  as
well as shares of any other  class of any of the other  Delaware  Investments(R)
Funds which offer such classes  (except  shares of any  Delaware  Investments(R)
Fund which do not carry a front-end sales charge, CDSC or Limited CDSC). If, for example,  any such  purchaser has  previously  purchased and still holds Class A
Shares of a Fund  and/or  shares of any other of the  classes  described  in the previous sentence with a value of $40,000 and subsequently  purchases $10,000 at offering  price of additional  shares of Class A Shares of the Fund,  the charge applicable to the $10,000  purchase would currently be 4.75%. For the purpose of this  calculation,  the  shares  presently  held  shall be valued at the  public offering  price that would  have been in effect  had the shares  been  purchased simultaneously with the current purchase. Investors should refer to the table of

                                       39

sales charges for Class A Shares in the Fund Classes'  Prospectuses to determine
the   applicability   of  the  Right  of   Accumulation   to  their   particular
circumstances.

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  and Class B
Shares (and of the Institutional  Class Shares of the Funds holding shares which were acquired through an exchange from one of the other Delaware  Investments(R)
Funds  offered  with a front-end  sales  charge) who redeem such shares have one year from the date of  redemption  to reinvest  all or part of their  redemption proceeds in the same Class of the Funds or in the same Class of any of the other
Delaware  Investments(R)  Funds. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC  previously  charged on the redemption will be reimbursed by the Distributor.  The reinvestment will be subject to applicable  eligibility and minimum  purchase  requirements  and must be in states  where shares of such other funds may be sold. This reinvestment  privilege does not extend to Class A
Shares where the  redemption  of the shares  triggered  the payment of a Limited
CDSC.  Persons  investing  redemption  proceeds from direct  investments  in the
Delaware  Investments(R) Funds, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares.  The reinvestment privilege does not extend to a redemption of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.  In the case of Class B Shares, the time that the previous  investment  was held will be included in determining any applicable CDSC due upon  redemptions,  as well as the automatic  conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any reinvestment  directed to a Delaware  Investments(R)  Fund in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read carefully the prospectus for the Delaware  Investments(R) Fund in which the investment  is  intended  to be made  before  investing  or sending  money.  The prospectus contains more complete information about the Delaware  Investments(R)
Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Funds'  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

     Group  Investment  Plans:  Group Investment Plans which are not eligible to purchase  shares of the  Institutional  Class may also  benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes' Prospectuses,  based on total plan assets. If a company has more than one plan investing in Delaware  Investments(R)  Funds,  then the total amount  invested  in all  plans  would  be used in  determining  the  applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent,  upon  notification  to the Funds at the time of each such purchase.
Employees  participating  in such Group  Investment  Plans may also  combine the investments made in their plan account when determining the applicable front-end sales charge on  purchases to  non-retirement  Delaware  Investments  investment accounts if they so notify the Fund in which they are  investing  in  connection
with  each  purchase.   See  "Retirement  Plans  for  the  Fund  Classes"  under
"Investment Plans" below for information about retirement plans.

                                       40

     The  Limited  CDSC  is  generally  applicable  to  any  redemptions  of NAV purchases  made  on  behalf  of a group  retirement  plan  on  which a  dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a withdrawal  of  the  entire  plan  from  a  Delaware  Investments(R)  Fund.  See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased  at  Net  Asset  Value"  under   "Redemption   and  Exchange"   below.
Notwithstanding  the  foregoing,  the Limited CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in connection with redemptions by certain  group defined  contribution  retirement  plans that purchase  shares through a retirement  plan alliance  program which  requires that shares will be available  at NAV,  provided  that RFS  either was the  sponsor of the  alliance program  or had a  product  participation  agreement  with  the  sponsor  of the alliance program that specifies that the Limited CDSC will be waived.

--------------------------------------------------------------------------------
                                INVESTMENT PLANS
--------------------------------------------------------------------------------

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the NAV in effect on the reinvestment  date) and will be  credited to the  shareholder's  account on that date. All dividends and distributions of the Institutional  Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment  date). A confirmation of each dividend payment from net investment income and of distributions from realized  securities  profits,  if any, will be mailed to shareholders in the first quarter of the next fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check to the  specific  Fund in which shares  are  being  purchased.  Such  purchases,  which  must  meet the  minimum subsequent purchase  requirements set forth in the Prospectuses and this Part B, are made for  Class A Shares  at the  public  offering  price,  and for  Class B
Shares,  Class C Shares,  Class R Shares and  Institutional  Class Shares at the
NAV, at the end of the day of receipt.  A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments(R) Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically
reinvest   dividends   and/or   distributions  in  any  of  the  other  Delaware
Investments(R)  Funds,  including the Funds, in states where their shares may be sold.  Such  investments  will  be at  NAV  at  the  close  of  business  on the reinvestment  date  without  any  front-end  sales  charge or service  fee.  The shareholder  must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or  distributions  are to be invested.  Any  reinvestment  directed to a fund in which the investor  does not then have an account  will be treated  like all other  initial  purchases of the fund's shares.  Consequently,  an investor  should obtain and read carefully the prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other  Delaware  Investments(R)  Funds may be  invested  in shares of the Funds, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares or Class R Shares.  Dividends from
Class B Shares may only be  directed  to other  Class B Shares,  dividends  from
Class C Shares may only be

                                       41

directed to other Class C Shares and  dividends  from Class R Shares may only be directed to other Class R Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments Fund in which their investments are held: SAR/SEP,  SEP/IRA,  SIMPLE
IRA,  SIMPLE 401(k),  Profit Sharing and Money  Purchase  Pension Plans,  401(k)
Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
     If you have an investment in another Delaware  Investments(R) Fund, you may write and authorize an exchange of part or all of your investment into shares of the  Funds.  If you wish to open an account by  exchange,  call the  Shareholder
Service  Center  for  more  information.   All  exchanges  are  subject  to  the
eligibility and minimum purchase requirements and any additional limitations set forth in the Funds'  Prospectuses.  See "Redemption and Exchange" below for more complete information concerning your exchange privileges.

Investing Proceeds from Eligible 529 Plans
     The proceeds of a  withdrawal  from an eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments(R) Funds will qualify for treatment as if such proceeds had been  exchanged  from another
Delaware Investments(R) Fund rather than transferred from the eligible 529 Plan, as described  under  "Redemption  and  Exchange"  below.  The  treatment of your redemption  proceeds  from an  eligible  529  Plan  does  not  apply if you take possession  of the proceeds of the  withdrawal  and  subsequently  reinvest them
(i.e., the transfer is not made directly). Similar benefits may also be extended
to  direct   transfers  from  a  substantially   similar  class  of  a  Delaware
Investments(R) Fund into an eligible 529 Plan.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept
for   investment   in  the  Fund  Classes'   Shares,   through  an  agent  bank,
pre-authorized   government  or  private  recurring  payments.  This  method  of investment  assures the timely credit to the  shareholder's  account of payments such as social security,  veterans'  pension or compensation  benefits,  federal salaries,  Railroad Retirement benefits,  private payroll checks, dividends, and disability or pension fund  benefits.  It also  eliminates the  possibility  and inconvenience of lost, stolen and delayed checks.

     Automatic  Investing Plan:  Shareholders of Class A Shares,  Class B Shares
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Fund account.  This type of  investment  will be handled in either of the following  ways: (i) if the  shareholder's  bank is a member of the National
Automated  Clearing  House  Association  ("NACHA"),  the amount of the  periodic investment will be  electronically  deducted from his or her checking account by
Electronic Fund Transfer  ("EFT") and such checking account will reflect a debit although  no check is  required  to  initiate  the  transaction;  or (ii) if the shareholder's  bank  is not a  member  of  NACHA,  deductions  will  be  made by
pre-authorized   checks,  known  as  Depository  Transfer  Checks.   Should  the
shareholder's  bank  become  a  member  of  NACHA  in  the  future,  his  or her investments would be handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

                                      * * *

                                       42

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Funds may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
      Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund accounts.  The Funds will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

MoneyLine(SM) On Demand
     You or your investment dealer may request purchases of Fund shares by phone using  MoneyLine(SM)  On Demand.  When you  authorize  the Funds to accept  such requests from you or your investment  dealer,  funds will be withdrawn from (for share  purchases)  your  pre-designated  bank  account.  Your  request  will  be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware  Investments(R)  Funds.  Shareholders  of the Fund Classes may elect to invest in one or more of the other  Delaware  Investments(R)  Funds  through the
Wealth Builder Option.  If in connection with the election of the Wealth Builder
Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account and invested  automatically  into other Delaware  Investments(R)  Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  business  day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

                                       43

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension  Plans and  401(k),  403(b)(7)  or 457 Plans.  This  option  also is not available to shareholders of the Institutional Classes.

Asset Planner
     The Funds previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Funds.  Please call the  Shareholder
Service Center at 800 523-1918 if you have any questions regarding this service.

Retirement Plans for the Fund Classes
     An  investment  in the Funds may be suitable  for  tax-deferred  retirement plans,  such as: Profit  Sharing or Money  Purchase  Pension  Plans,  Individual
Retirement  Accounts  ("IRAs"),  Roth IRAs,  SEP/IRAs,  SAR/SEPs,  401(k) plans,
403(b)(7) plans,  457 plans,  SIMPLE IRAs and SIMPLE 401(k)s.  In addition,  the
Funds  may  be  suitable  for  use  in  Coverdell   Education  Savings  Accounts
("Coverdell  ESAs").  For further details  concerning  these plans and accounts, including applications,  contact your investment advisor or the Distributor.  To determine  whether the benefits of a tax-sheltered  retirement plan or Coverdell
ESA are available and/or appropriate, you should consult with a tax adviser.

     Class B Shares are  available  only through IRAs,  SIMPLE IRAs,  Roth IRAs,
Coverdell ESAs, SEP/IRAs,  SAR/IRAs, 403(b)(7) plans and 457 Plans. The CDSC may be waived on certain  redemptions of Class B Shares and Class C Shares.  See the
Fund  Classes'  Prospectuses  for a list of the  instances  in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of
$250,000 for retirement plans.  Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans.  The maximum  purchase  limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class
Shares. See the Funds'  Institutional  Shares Prospectuses for information about the availability of Institutional  Class Shares.  For additional  information on any of the  plans  and  Delaware  Investments'  retirement  services,  call  the
Shareholder Service Center telephone number.

                                       44

--------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next  calculated  after receipt of the order by the Funds,  their agent or certain other authorized persons.  Orders for purchases and redemptions of Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares
are effected at the NAV per share next calculated  after receipt of the order by the Funds,  their agent or certain other authorized  persons.  See "Distributor"
under "Investment  Manager and Other Service  Providers" above.  Selling dealers are responsible for transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday  throughout the year except for days when the following  holidays are observed:  New Year's Day, Martin Luther King,  Jr.'s Birthday,  Presidents'
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving and
Christmas.  When the NYSE is closed, the Funds will generally be closed, pricing calculations  will not be made and  purchase and  redemption  orders will not be processed.

     The NAV per  share  for each  share  class of each  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining each Fund's total net assets,  portfolio securities primarily listed or traded on a national or foreign  securities  exchange,  except for bonds, are generally  valued at the closing  price on that  exchange,  unless such  closing prices are determined to be not readily available pursuant to the Funds' pricing procedures.  Exchange  traded options are valued at the last reported sale price or,  if no  sales  are  reported,  at the mean  between  bid and  asked  prices.
Non-exchange traded options are valued at fair value using a mathematical model.
Futures  contracts  are  valued at their  daily  quoted  settlement  price.  For valuation  purposes,  foreign currencies and foreign  securities  denominated in foreign  currency  values will be converted into U.S.  dollar values at the mean between the bid and offered  quotations of such currencies  against U.S. dollars based on rates in effect that day.  Securities  not traded on a particular  day, over-the-counter  securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market  instruments having a maturity of less than 60 days are valued at amortized cost,  which  approximates market value. Debt securities (other than short-term  obligations) are valued on the basis of  valuations  provided  by a pricing  service  when such  prices are believed to reflect the fair value of such  securities.  Foreign  securities and
the  prices  of  foreign  securities   denominated  in  foreign  currencies  are
translated to U.S.  dollars at the mean between the bid and offer  quotations of such  currencies  based on rates in effect as of the close of the  London  Stock
Exchange.  Use of a pricing  service has been approved by the Board of Trustees.
Prices provided by a pricing service take into account  appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity,  type of issue,  trading  characteristics and other market data.
Subject to the foregoing, securities for which market quotations are not readily available  and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.

     Each Class of a Fund will bear,  pro-rata,  all of the common  expenses  of that Fund.  The NAVs of all  outstanding  shares of each Class of a Fund will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation  in that Fund represented by the value of shares of that Class. All income earned and expenses  incurred by a Fund, will be borne on a pro-rata  basis by each  outstanding  share of a Class,  based on each  Class'
percentage  in that Fund  represented  by the  value of shares of such  Classes, except that  Institutional  Classes will not incur any of the expenses under the
Trust's Rule 12b-1  Plans,  while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the

                                       45

specific  distribution  expenses  and other costs that will be allocable to each
Class, the NAV of each Class of a Fund will vary.

--------------------------------------------------------------------------------
                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after a Fund  receives  your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption or exchange  requests  received in good order after the time the offering  price and NAV of shares are  determined  will be processed on the next business day. See the Funds' Prospectuses.  A shareholder  submitting a redemption  request  may  indicate  that he or she wishes to receive  redemption proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain  redemptions  from retirement plan accounts,  a Fund will redeem the  number of shares  necessary  to deduct the  applicable  CDSC in the case of
Class B Shares and Class C Shares,  and, if applicable,  the Limited CDSC in the case of Class A Shares  and  tender to the  shareholder  the  requested  amount, assuming  the  shareholder  holds  enough  shares in his or her  account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.  Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments(R) Fund in which you want to invest the proceeds.  Exchange  instructions and redemption  requests must be signed by the record  owner(s)  exactly as the shares are  registered.  You may  request a redemption  or an  exchange  by calling the  Shareholder  Service  Center at 800
523-1918. The Funds may suspend,  terminate,  or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  business day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  either  Fund  or  certain  other  authorized  persons  (see
"Distributor" under "Investment Advisor and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Funds will process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment,  but the Funds will not mail or wire the proceeds until it is reasonably  satisfied that the purchase check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential  delay if you purchase shares by wiring Federal Funds.  Each Fund reserves the

                                       46

right to reject a written or telephone  redemption  request or delay  payment of redemption  proceeds  if there  has been a recent  change  to the  shareholder's address of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Funds  will  automatically  redeem  from the  shareholder's  account  the shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Funds or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal by the Funds of  securities owned by them are not reasonably practical, or they are not reasonably practical for the Funds  fairly to value  their  assets,  or in the event that the SEC has provided for such suspension for the protection of  shareholders,  the Funds may postpone payment or suspend the right of redemption or repurchase. In such case, the  shareholder may withdraw the request for redemption or leave it standing as a request for  redemption at the NAV next  determined  after the  suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

     The value of each Fund's  investments is subject to changing market prices.
Thus, a shareholder  redeeming  shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions of Class A Shares  Purchased at Net Asset Value" below.  Class B and
Class C Shares are  subject to CDSCs as  described  under  "Contingent  Deferred
Sales  Charge - Class B Shares  and Class C Shares"  under  "Purchasing  Shares"
above and in the Fund Classes'  Prospectuses.  Except for the applicable CDSC or
Limited CDSC and, with respect to the expedited  payment by wire described below for which,  in the case of the Fund  Classes,  there may be a bank wiring  cost, neither  the  Funds  nor  the  Distributor  charge  a  fee  for  redemptions  or repurchases, but such fees could be charged at any time in the future.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original Shares") for shares of other Delaware  Investments(R)  Funds (in each case,  "New Shares") in a permitted  exchange will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders  will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original
Shares were  exchanged.  In the case of Class B Shares,  shareholders  will also continue to be subject to the  automatic  conversion  schedule  of the  Original
Shares as described in this Part B. In an exchange of Class B Shares, the Fund's
CDSC  schedule may be higher than the CDSC  schedule  relating to the New Shares acquired as a result of the  exchange.  For purposes of computing  the CDSC that may be payable upon a disposition of the New Shares,  the period of time that an investor  held  the  Original  Shares  is added to the  period  of time  that an investor  held the New Shares.  With  respect to Class B Shares,  the  automatic conversion  schedule of the  Original  Shares may be longer than that of the New
Shares.  Consequently,  an  investment  in New Shares by exchange may subject an investor to the

                                       47

higher Rule 12b-1 fees  applicable to Class B Shares for a longer period of time than if the investment in New Shares were made directly.

     Holders  of Class A Shares of the Funds may  exchange  all or part of their shares for shares of other Delaware  Investments(R) Funds, including other Class
A Shares, but may not exchange their Class A Shares for Class B Shares,  Class C
Shares or Class R Shares of the  Funds or of any other  Delaware  Investments(R)
Fund.  Holders of Class B Shares are  permitted to exchange all or part of their
Class B Shares only into Class B Shares of other Delaware  Investments(R)  Fund.
Similarly,  holders of Class C Shares of the Funds are permitted to exchange all or part of their Class C Shares  only into Class C Shares of any other  Delaware
Investments(R)  Fund. Class B Shares and Class C Shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic  conversion  schedule of the fund from which the exchange is made. The holding  period of Class B Shares  acquired by exchange will be added to that of the shares  that were  exchanged  for  purposes of  determining  the time of the automatic conversion into Class A Shares of the Funds. Holders of Class R Shares of the Funds are  permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments(R) Funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such Fund.

     Permissible exchanges into Class A Shares of the Funds will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares will be made  without the  imposition  of a CDSC by the
Delaware  Investments(R)  Fund from which the exchange is being made at the time of the exchange.

     Each  Fund  also  reserves  the right to  refuse  the  purchase  side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates  simultaneous orders affecting significant portions of the Fund's assets.

     The  Funds  discourage  purchases  by market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Funds will  consider  anyone who follows a pattern  of market  timing in any  Delaware  Investments(R)  Fund to be a market timer.

     Market timing of a Delaware  Investments(R) Fund occurs when investors make consecutive rapid short-term  "roundtrips",  or in other words, purchases into a
Delaware Investments(R) Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 business days of a purchase of that Fund's shares. If you make a second such short-term roundtrip in a Delaware Investments(R) Fund within the same calendar quarter of a previous short-term  roundtrip in that Fund,  you may be considered a market  timer.  The purchase and sale of Fund shares  through the use of the exchange  privilege are also included in determining whether market timing has occurred.  The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

                                       48

Written Redemption
     You can write to the Funds at P.O. Box 219656,  Kansas City,  MO 64121-9656
to redeem some or all of your  shares.  The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than
$100,000, or when the proceeds are not sent to the shareholder(s) at the address of record,  the Funds  require a  signature  by all owners of the  account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial  bank,  a  trust  company  or  a  member  of  a  Securities  Transfer
Association Medallion Program ("STAMP").  Each Fund reserves the right to reject a  signature  guarantee  supplied  by  an  eligible  institution  based  on  its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is  normally  mailed the next  business  day after  receipt of your redemption  request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates  generally are no longer issued for Class A Shares and
Institutional  Class Shares.  Certificates  are not issued for Class B Shares or
Class C Shares.

Written Exchange
     You may also  write to the Funds  (at P.O.  Box  219656,  Kansas  City,  MO
64121-9656)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments(R) Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you  hold  your  Class  A  Shares  or  Institutional  Class  Shares  in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided  unless you notify the Funds in which you have your  account in writing that  you do not wish to have  such  services  available  with  respect  to your account.  Each Fund  reserves the right to modify,  terminate  or suspend  these procedures upon 60 days' written notice to shareholders.  It may be difficult to reach the Funds by telephone  during periods when market or economic  conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not  responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to such  telephone  transactions,  the  Funds  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  such  Fund or the  Transfer  Agent  may be liable  for any  losses  due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption--Check  to Your  Address  of  Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

                                       49

     Telephone  Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be  transferred  to your  pre-designated  bank account by wire or by check.  You should  authorize  this service when you open your  account.  If you change your pre-designated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next business day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  business day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the Shareholder  Service Center prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares into other  Delaware  Investments(R)  Funds under the same  registration, subject to the same  conditions and  limitations as other exchanges noted above.
As with the written  exchange  service,  telephone  exchanges are subject to the requirements  of the Funds,  as  described  above.  Telephone  exchanges  may be subject to limitations as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments(R) Funds. Telephone exchanges may be subject to limitations as to amounts or frequency.  The Transfer  Agent and each Fund reserve the right to record  exchange  instructions  received by telephone and to reject  exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using  MoneyLine(SM) On Demand.  When you authorize the Funds to accept such requests  from you or your  investment  dealer,  funds will be deposited to
(for share redemptions) your pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.  For more information, see "MoneyLine(SM) On Demand" under "Investment Plans" above.

Systematic Withdrawal Plans
     Shareholders  of the Fund  Classes  who own or  purchase  $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not  been  issued  may  establish  a  Systematic  Withdrawal  Plan  for  monthly withdrawals of $25 or more, or quarterly  withdrawals  of $75 or more,  although the  Funds  do  not  recommend  any  specific  amount  of  withdrawal.  This  is particularly  useful  to  shareholders  living  on fixed  incomes,  since it can provide them with a stable  supplemental  amount.  This $5,000  minimum does not apply for the  investments  made  through  qualified  retirement  plans.  Shares purchased with the initial investment and through reinvestment of cash dividends
and  realized   securities  profits   distributions  will  be  credited  to  the
shareholder's account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third business day preceding the mailing date.

                                       50

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two business days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares through a periodic  investment  program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except  if the  shareholder  is a  participant  in a  retirement  plan  offering
Delaware  Investments(R) Funds or is investing in Delaware  Investments(R) Funds which do not carry a sales charge.  Redemptions of Class A Shares  pursuant to a
Systematic  Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a  dealer's  commission  has  been  paid on that  purchase.  The applicable  Limited  CDSC for  Class A Shares  and CDSC for Class B and C Shares
redeemed via a Systematic  Withdrawal  Plan will be waived if the annual  amount withdrawn in each year is less than 12% of the account  balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12%
of the  account  balance  on the date  that the  Systematic  Withdrawal  Plan is established,  all redemptions under the Plan will be subjected to the applicable
CDSC,  including an assessment for previously  redeemed  amounts under the Plan.
Whether  a waiver  of the CDSC is  available  or not,  the  first  shares  to be redeemed for each  Systematic  Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired  through  the  reinvestment  of  distributions.  See the Fund  Classes'
Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible  guarantor  institution.  Each Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank account through the  MoneyLine(SM)  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four business  days after the payment date.  There are no separate fees for this redemption  method. It may take up to four business days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service;  however,  your bank may charge a fee. This service is not available for retirement plans.

                                       51

     The  Systematic  Withdrawal  Plan is not  available  for the  Institutional
Classes.  Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during  the first  year after the  purchase;  and (ii) 0.50% if such  shares are redeemed during the second year after the purchase,  if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's  commission described above in "Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of: (i) the NAV at the time of purchase of the Class
A Shares  being  redeemed  or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another Delaware  Investments(R)  Fund and, in the event of an  exchange  of  Class A  Shares,  the  "NAV of such  shares  at the time of redemption" will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected  to the  Limited  CDSC and an  exchange  of such  Class A Shares  into another  Delaware  Investments(R)  Fund will not trigger the  imposition  of the
Limited CDSC at the time of such exchange.  The period a shareholder owns shares into  which  Class A Shares are  exchanged  will count  towards  satisfying  the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied  irrespective of whether the redemption  triggering its payment is of Class A Shares of the Funds or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please  see the Fund  Classes'  Prospectuses  for  instances  in which  the
Limited CDSC  applicable  to Class A Shares and the CDSCs  applicable to Class B and C Shares may be waived.

Additional Information on Waivers of Contingent Deferred Sales Charges
     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A shares through a retirement  plan alliance  program that  required  shares to be available at NAV and RFS served as the sponsor of the alliance program or had a product  participation  agreement with the sponsor of the alliance  program that specified that the limited CDSC would be waived.

                                       52

o    The redemption must be made by any group retirement plan (excluding defined
     benefit   pension  plans)  that  purchased   Class  C  shares  prior  to  a
     recordkeeping  transition  period  from  August  2004 to  October  2004 and purchased shares through a retirement plan alliance program,  provided that
     (i)  RFS  was  the  sponsor  of  the  alliance  program  or  had a  product participation  agreement with the sponsor of the alliance  program and (ii)
     RFS  provided  fully  bundled   retirement  plan  services  and  maintained
     participant records on its proprietary recordkeeping system.

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Distributions

     Each  Fund  intends  to pay out all of its net  investment  income  and net realized  capital gains, if any,  annually,  usually in December.  Each class of shares  of a Fund  will  share  proportionately  in the  investment  income  and expenses of such Fund,  except that,  absent any applicable fee waiver,  Class A
Shares, Class B Shares, Class C and Class R Shares alone will incur distribution fees under their respective Rule 12b-1 Plans.

     All  dividends and any capital gains  distributions  will be  automatically credited to the shareholder's  account in additional shares of the same class of the Fund at NAV  unless,  in the case of  shareholders  in the Fund  Classes  of
Delaware Growth  Opportunities  Fund, the  shareholder  requests in writing that such dividends and/or  distributions be paid in cash. Dividend payments of $1.00 or less  will  be  automatically  reinvested,  notwithstanding  a  shareholder's election  to  receive  dividends  in  cash.  If such a  shareholder's  dividends increase  to  greater  than  $1.00,  the  shareholder  would  have to file a new election in order to begin receiving dividends in cash again.

     Any check in payment of  dividends or other  distributions  which cannot be delivered  by the United  States Post  Office or which  remains  uncashed  for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  NAV and the  dividend  option  may be  changed  from  cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United
States Post Office or the Fund is otherwise  unable to locate the shareholder or verify the shareholder's  mailing address.  These costs may include a percentage of the account when a search  company  charges a percentage  fee in exchange for their location services.

Taxes

     Distributions of Net Investment  Income. The Funds receive income generally in the  form of  dividends  and  interest  on  their  investments  in  portfolio securities.  This income,  less  expenses  incurred in the  operation of a Fund, constitutes  its net investment  income from which dividends may be paid to you.
If you are a taxable  investor,  any  distributions  by a Fund from such  income
(other than qualified  dividends)  will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

     Distributions  of Capital Gains. A Fund may derive capital gain and loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in a Fund.  Any net  short-term  or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed once each year and may be distributed more frequently,  if necessary in order to reduce or eliminate federal excise or income taxes on the Fund.

                                       53

     Returns of Capital. If a Fund's distributions exceed its taxable income and capital  gains  realized  during  a  taxable  year,  all  or a  portion  of  the distributions  made in the same taxable year may be  recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher  reported  capital  gain or lower  reported  capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Effect of Foreign  Withholding  Taxes.  The Funds may be subject to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce a Fund's distributions paid to you.

     Effect of foreign  debt  investments  and  hedging on  distributions.  Most foreign  exchange gains  realized on the sale of debt  securities are treated as ordinary income by a Fund.  Similarly,  foreign  exchange losses realized on the sale of debt securities  generally are treated as ordinary  losses.  These gains when distributed are taxable to you as ordinary income,  and any losses reduce a
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

     PFIC  securities.  The Funds may invest in securities  of foreign  entities that could be deemed for tax purposes to be passive foreign investment companies
("PFICs").  When investing in PFIC securities,  a Fund intends to mark-to-market these  securities  and  recognize  any gains at the end of its fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses)  are  treated as  ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends  when  distributed  to you by a
Fund.  In addition,  if a Fund is unable to identify an investment as a PFIC and thus does not make a  mark-to-market  election,  the Fund may be subject to U.S.
federal  income tax on a portion of any "excess  distribution"  or gain from the disposition  of such  shares  even if such  income is  distributed  as a taxable dividend by the Fund to its  shareholders.  Additional  charges in the nature of interest  may be imposed on the Fund in respect of deferred  taxes  arising from such distributions or gains.

     Information  on the Amount and Tax  Character of  Distributions.  The Funds
will inform you of the amount and  character of your  distributions  at the time they are paid, and will advise you of the tax status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have  not held  Fund  shares  for a full  year,  a Fund  may  designate  and distribute to you, as ordinary income, qualified dividends or capital gains, and in the  case of  non-U.S.  shareholders,  the  Fund may  further  designate  and distribute as interest-related  dividends and short-term capital gain dividends, a  percentage  of income  that is not equal to the actual  amount of such income earned during the period of your investment in the Fund.  Taxable  Distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

     Election  to be Taxed as a  Regulated  Investment  Company.  Each  Fund has
elected,  or intends to elect, to be treated as a regulated  investment  company under  Subchapter  M of the Code and  intends to so qualify  during the  current fiscal year.  As regulated  investment  companies,  the Funds  generally  pay no federal income tax on the income and gains they  distribute to you. The Board of
Trustees  reserves the right not to  distribute a Fund's net  long-term  capital gain or not to maintain the  qualification  of a Fund as a regulated  investment company  if  it  determines  such  a  course  of  action  to  be  beneficial  to shareholders.  If net long-term capital gain is retained,  a Fund would be taxed on the gain,  and  shareholders  would be notified  that they are  entitled to a

                                       54

credit or refund  for the tax paid by the Fund.  If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as  dividend  income to the  extent of such  Fund's  earnings  and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax Distribution  Requirements.  As a regulated  investment company, each Fund is  required  to  distribute  its income and gains on a calendar  year basis, regardless of the Fund's fiscal year end as follows:

     Required distributions.  To avoid federal excise taxes, the Code requires a
Fund to  distribute  to you by  December  31 of each  year,  at a  minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year.
Each Fund intends to declare and pay these  distributions in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

     Post-October  losses.   Because  the  periods  for  measuring  a  regulated
investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions  for that calendar  year.  Accordingly,  each Fund is permitted to elect to treat net capital  losses  realized  between  November 1 and its fiscal year end of September 30 ( "post-October loss") as occurring on the first day of the following tax year beginning October 1.

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and redemptions (including redemptions in kind) are taxable transactions for federal and state  income tax  purposes.  If you redeem  your Fund  shares the  Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption  of shares

                                       55

held for six  months or less will be treated as  long-term  capital  loss to the extent of any  long-term  capital gain  distributed  to you by the Fund on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis-- Class A Shares only.  In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

               o    In your  original  purchase of Fund  shares,  you received a
                    reinvestment   right  (the  right  to  reinvest  your  sales
                    proceeds at a reduced or with no sales charge), and
               o    You sell some or all of your original  shares within 90 days of their purchase, and
               o    You  reinvest  the sales  proceeds in the Fund or in another
                    Fund of the Trust, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Fund.  Income on  investments  by a Fund in certain other  obligations,  such as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal agency-backed  obligations (e.g., Government National Mortgage
Association   ("GNMA")  or  Federal  National  Mortgage   Association   ("FNMA")
obligations),  generally does not qualify for tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends eligible for taxation at  long-term  capital  gain rates.  This  reduced  rate  generally  is available  for  dividends  paid by a Fund out of dividends  earned on the Fund's
investment   in  stocks  of  domestic   corporations   and   qualified   foreign
corporations.

     Both a Fund and the investor must meet certain holding period  requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

                                       56

     After the close of its fiscal year, each Fund will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received Deduction for Corporations. Dividends-Received Deduction
for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund  may  qualify  for  the  dividends-received  deduction.  The  portion  of dividends  paid by a Fund that so qualifies  will be  designated  each year in a notice mailed to the Fund's shareholders,  and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the  dividends-received  deduction in the hands of the Fund if the
Fund was a regular corporation.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming the  deduction.  The amount that the Fund may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

     Investment  in  Complex  Securities.   The  Funds  may  invest  in  complex
securities  that could be subject to  numerous  special  and  complex tax rules.
These rules  could  accelerate  the  recognition  of income by a Fund  (possibly
causing  the  Fund  to  sell   securities   to  raise  the  cash  for  necessary
distributions)  and/or  defer a Fund's  ability to  recognize  a loss,  and,  in limited cases,  subject a Fund to U.S. federal income tax on income from certain foreign  securities.  These  rules  could  also  affect  whether  gain  or  loss recognized  by a Fund is treated as  ordinary  or  capital,  or as  interest  or dividend  income.  These rules could,  therefore,  affect the amount,  timing or character of the income distributed to you by a Fund. For example:

     Derivatives.  Each Fund is permitted to invest in certain options, futures, forwards or foreign currency  contracts.  If a Fund makes these investments,  it could be required to  mark-to-market  these contracts and realize any unrealized gains and losses at its fiscal  year end even  though it  continues  to hold the contracts.  Under these rules, gains or losses on the contracts  generally would be treated as 60% long-term  and 40%  short-term  gains or losses,  but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes,  the Fund also would be required to  mark-to-market  these contracts  annually as of October 31
(for capital gain net income and ordinary  income  arising from certain  foreign currency  contracts),  and to realize and  distribute  any resulting  income and gains.

     Short sales and  securities  lending  transactions.  A Fund's  entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

                                       57

     Tax  straddles.  A Fund's  investment  in options,  futures,  forwards,  or foreign currency contracts in connection with certain hedging transactions could cause it to hold  offsetting  positions in securities.  If a Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds  other  securities,  the Fund  could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Excess inclusion income. Income received by a Fund from equity interests of certain mortgage pooling vehicles, either directly or through an investment in a
REIT that holds such  interests  or  qualifies as a taxable  mortgage  pool,  is treated  as  "excess  inclusion  income."  A Fund must pay the tax on its excess inclusion  income that is allocable to "disqualified  organizations,"  which are
generally   certain   cooperatives,   governmental   entities   and   tax-exempt
organizations  that are exempt from tax on unrelated business taxable income. To the extent that Fund shares  owned by a  disqualified  organization  are held in record  name by a  broker/dealer  or  other  nominee,  a Fund  must  inform  the broker/dealer  or other nominee of the excess inclusion income allocable to them and the  broker/dealer  or other  nominee must pay the tax on the portion of the
Fund's excess  inclusion  income allocable to them on behalf of the disqualified organizations.  The taxable income of a Fund shareholder can in no event be less that the sum of the  excess  inclusion  income  allocated  to that  shareholder.
Excess inclusion income may not be offset with net operating losses,  represents unrelated business taxable income in the hands of a tax-exempt  shareholder that is not a disqualified  organization,  and is subject to withholding tax, without regard to otherwise applicable exemptions or rate reductions, to the extent such income is allocable to a shareholder who is not a U.S. person.

     Investments in securities of uncertain tax character.  A Fund may invest in securities  the U.S.  Federal  income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected by a Fund, it could affect the timing or character of income recognized by the Fund,  requiring the Fund to purchase or sell  securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

     Backup  Withholding.  By law,  each Fund must  withhold  a portion  of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     A  Fund  also  must  withhold  if  the  IRS  instructs  it to do  so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United
States,  are a nonresident  alien individual,  foreign trust or estate,  foreign corporation,  or foreign  partnership)  may be subject to U.S.  withholding  and estate tax and are  subject  to special  U.S.  tax  certification  requirements.
Non-U.S.  investors should consult their tax advisors about the applicability of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

                                       58

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income  dividends  paid to you by a Fund,  subject  to  certain  exemptions  for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends  and   interest-related   dividends  as  described   below.   However,
notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Fund shares,  will be subject to backup  withholding  at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related Dividends. Also, interest-related dividends paid by a Fund from  qualified  interest  income  are  not  subject  to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation or  partnership in which the Fund is a 10-percent  shareholder or is
contingent  interest,  and  (4)  any  interest-related   dividend  from  another
regulated  investment  company.  On any  payment  date,  the amount of an income dividend  that is designated  by a Fund as an  interest-related  dividend may be more or  less  than  the  amount  that is so  qualified.  This  is  because  the designation is based on an estimate of the Fund's qualified  interest income for its entire fiscal year,  which can only be determined  with  exactness at fiscal year end. As a consequence,  a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor's only recourse may be to either  forgo  recovery  of the  excess  withholding,  or to file a United
States nonresident income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital gain dividends for non-U.S.  investors;  sunset rule. It may not be practical in every case for a Fund to  designate,  and the Funds  reserve the right in these cases to not designate,  small amounts of interest-related or short-term  capital  gain  dividends.  Additionally,  a  Fund's  designation  of interest-related  or short-term capital gain dividends may not be passed through
to   shareholders   by   intermediaries   who   have   assumed   tax   reporting
responsibilities  for this income in managed or omnibus  accounts due to systems limitations  or operational  constraints.  The exemption  from  withholding  for short-term capital gain dividends and interest-related  dividends paid by a Fund is  effective  for  dividends  paid with  respect to  taxable  years of the Fund beginning  after  December  31,  2004 and  before  January 1, 2008  unless  such exemptions are extended or made permanent.

     Ordinary dividends;  effectively connected income.  Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in
(i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers  continue to be subject to U.S.  withholding  tax. If you hold your Fund shares in connection  with a U.S. trade or business,  your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     Investment in U.S. real property. A Fund may invest in equity securities of corporations  that invest in U.S. real property,  including REITs. The sale of a
U.S.  real  property  interest by the Fund,  or by a REIT or U.S.  real property holding  corporation  in  which  the  Fund  invests,  may  trigger  special  tax consequences to the Fund's non-U.S. shareholders. The Foreign Investment in Real
Property Tax Act of 1980 ("FIRPTA")  makes non-U.S.  persons subject to U.S. tax on  disposition  of a U.S.  real  property  interest as if he or she were a U.S.
person.  Such gain is sometimes  referred to as FIRPTA gain. The Code provides a look-through  rule for

                                       59

distributions of FIRPTA gain by a regulated investment company ("RIC") such as a
Fund, as follows:

     o    The RIC is classified as a qualified  investment  entity. A "qualified investment entity" includes a RIC if, in general, more than 50% of the
          RIC's assets  consists of interests  in REITs and U.S.  real  property holding corporations;
     o    You are a  non-U.S.  shareholder  that owns more than 5% of a class of
          Fund shares at any time during the one-year  period ending on the date of the distribution; and
     o    If these conditions are met, Fund  distributions to you are treated as gain from the disposition of a U.S. real property interest  ("USRPI"), causing the  distribution  to be subject to U.S.  withholding tax at a rate of 35%, and requiring that you to file a nonresident  U.S. income tax return.
     o    In addition,  even if you are a non-U.S.  shareholder  that owns 5% or less of a class  of  shares  of the  Fund  classified  as a  qualified investment  entity,  Fund  Distributions  to you  attributable to gain realized  by the Fund from  disposition  of USRPI  will be  treated as ordinary  dividends  (rather  than short- or long-term  capital  gain)
          subject to withholding at a 30% or lower treaty rate.

     Because a Fund  expects to invest less than 50% of its assets at all times, directly and  indirectly,  in U.S.  real property  interests,  the Fund does not expect to pay any  dividends  that would be subject to FIRPTA  reporting and tax withholding.

     U.S tax certification  rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8 BEN provided without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     U.S.  estate tax. An  individual  who, at the time of death,  is a Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the  graduated  rates  applicable to U.S.  citizens and  residents, unless a treaty  exception  applies.  In the  absence  of a  treaty,  there is a
$13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to Fund shares held by the estate of a  nonresident  decedent.  The amount treated as exempt is based upon the  proportion  of the assets held by a Fund at the end of the quarter immediately  preceding the decedent's death that are debt obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008, unless such provision is extended or made permanent.  Transfers by gift of  shares  of a Fund  by a  non-U.S.  shareholder  who is a  nonresident  alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S.  shareholder  entitled  to claim the  benefits of an  applicable  tax treaty may be different from those described herein.  Non-U.S.  shareholders are urged to consult  their own tax  advisers  with  respect to the  particular  tax consequences to them of an investment in a Fund,  including the applicability of foreign tax.

                                       60

     Effect  of Future  Legislation;  Local Tax  Considerations.  The  foregoing general  discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly  change the conclusions  expressed  herein,  and any such  changes or  decisions  may have a  retroactive  effect with respect to the transactions  contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation  described above.  Distributions may also be subject to  additional  state,  local and  foreign  taxes  depending  on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S.
tax rules that differ  significantly  from those summarized above.  Shareholders are urged to consult  their tax  advisers  as to the  consequences  of these and other state and local tax rules affecting investment in a Fund.

     This discussion of " Distributions and Taxes" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

     To obtain the Funds' most current performance information,  please call 800
523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Funds' past performance and should not be considered as  representative  of future  results.  The Funds will  calculate their  performance  in  accordance  with  the  requirements  of  the  rules  and regulations under the 1940 Act, or any other applicable U.S.  securities law, as they may be revised from time to time by the SEC.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA
19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial  statements  contained in each Fund's Annual Report. Each Fund's Statement of Net Assets,  Statement of
Operations,  Statement of Changes in Net Assets,  Financial Highlights and Notes
to  Financial  Statements,  as well as the  report  of  Ernst & Young  LLP,  the independent  registered  public  accounting  firm,  for the  fiscal  year  ended
September 30, 2006 are included in each Fund's  Annual  Report to  shareholders.
The financial  statements and financial  highlights,  the notes relating thereto and the reports of Ernst & Young LLP listed above are  incorporated by reference from the Annual Reports into this Part B.

                                       61

--------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     As of December 29, 2006,  management  believes the  following  shareholders held of record 5% or more of the outstanding  shares of each Class of the Trust.
Management has no knowledge of beneficial ownership.

--------------------------- --------------------------------------------- ----------------
Class                       Name and Address of Account                        Percentage
--------------------------- --------------------------------------------- ----------------
Delaware Growth             MLPF&S FBO its Customers                                5.57%
Opportunities Fund A Class  4800 Deer Lake Dr. E
                            2nd Floor
                            Jacksonville, FL  32246

--------------------------- --------------------------------------------- ----------------
Delaware Growth             MLPF&S FBO its Customers                                5.47%
Opportunities Fund B Class  4800 Deer Lake Dr. E
                            2nd Floor
                            Jacksonville, FL  32246

--------------------------- --------------------------------------------- ----------------
Delaware Growth             MLPF&S FBO its Customers                               14.44%
Opportunities Fund C Class  4800 Deer Lake Dr. E
                            2nd Floor
                            Jacksonville, FL  32246

--------------------------- --------------------------------------------- ----------------
Delaware Growth             RS DMC Employee MPP Plan                               60.75%
Opportunities Fund          1818 Market St.
Institutional Class         Philadelphia, PA  19103

                            --------------------------------------------- ----------------
                            MCB Trust Services                                      6.91%
                            FBO Woolridge Heating & Air 401K
                            700 17th St., Suite 300
                            Denver, CO  80202

                            --------------------------------------------- ----------------
                            MCB Trust Services FBO                                 14.59%
                            Grtr. Phila. Chamber of Comm.
                            700 17th St., Suite 300
                            Denver, CO  80202

                            --------------------------------------------- ----------------
                            Charles Schwab & Co., Inc.                              7.80%
                            Attn: Mutual Fund Dept.
                            101 Montgomery St.
                            San Francisco, CA  94104

--------------------------- --------------------------------------------- ----------------
Delaware Growth             AST Trust Company as Trustee FBO Windermere            66.12%
Opportunities Fund          Real Estate Retirement Plan & Trust for
Class R                     Agents
                            P.O. Box 52129
                            Phoenix, AZ  85072

--------------------------- --------------------------------------------- ----------------

                                       62

--------------------------- --------------------------------------------- ----------------
Class                       Name and Address of Account                        Percentage
--------------------------- --------------------------------------------- ----------------
                            MLPF&S FBO its Customers                                9.72%
                            4800 Deer Lake Dr. E
                            2nd Floor
                            Jacksonville, FL  32246-6484

                            --------------------------------------------- ----------------
                            AST Trust Company as Trustee FBO Windermere             9.42%
                            401K Plan
                            P.O. Box 52129
                            Phoenix, AZ  85072
                            --------------------------------------------- ----------------
                            MCB Trust Services Custodian FBO                        6.33%
                            Advanced Fuel Research Inc.
                            700 17th Street, Suite 300
                            Denver, CO  80202
--------------------------- --------------------------------------------- ----------------
Delaware Large Cap Growth   Chase Manhattan c/f                                    15.74%
Fund Institutional Class    Del Grp. Foundation Fd Growth Port.
                            3 Metrotech Center, 8th floor
                            Brooklyn, NY  11201

                            --------------------------------------------- ----------------
                            Bost & Co.                                              9.02%
                            FBO Tuition A/C Investment Program
                            P.O. Box 3198
                            Pittsburgh, PA  15230

                            --------------------------------------------- ----------------
                            Bost & Co.                                              8.12%
                            FBO Tuition A/C Investment Program
                            P.O. Box 3198
                            Pittsburgh, PA  15230

                            --------------------------------------------- ----------------
                            Bost & Co.                                              6.75%
                            FBO Tuition A/C Investment Program
                            P.O. Box 3198
                            Pittsburgh, PA  15230

                            --------------------------------------------- ----------------
                            Chase Manhattan c/f                                    11.54%
                            Del Grp. Foundation Fd Balanced Port.
                            3 Metrotech Center, 8th floor
                            Brooklyn, NY  11201

                            --------------------------------------------- ----------------
                            Bost & Co.                                              6.71%
                            FBO Tuition A/C Investment Program
                            P.O. Box 3198
                            Pittsburgh, PA  15230

                            --------------------------------------------- ----------------
                            Bost & Co.                                              6.40%
                            FBO Tuition A/C Investment Program
                            P.O. Box 3198
                            Pittsburgh, PA  15230

--------------------------- --------------------------------------------- ----------------

                                       63

--------------------------- --------------------------------------------- ----------------
Class                       Name and Address of Account                        Percentage
--------------------------- --------------------------------------------- ----------------
                            Bost & Co.                                              6.06%
                            FBO Tuition A/C Investment Program
                            P.O. Box 3198
                            Pittsburgh, PA  15230

                            --------------------------------------------- ----------------
                            Chase Manhattan c/f                                     5.84%
                            Del Grp. Foundation Fd Income Port.
                            3 Metrotech Center, 8th floor
                            Brooklyn, NY  11201

--------------------------- --------------------------------------------- ----------------

                                       64

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

          (a)  Articles of Incorporation.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 25 filed October 18, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 25 filed October 18, 1999.

          (b)  By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective  Amendment No. 35 filed November 29, 2005.

          (c)  Instruments Defining Rights of Security Holders.

               (1)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of Agreement and Declaration of Trust  incorporated  into this filing by reference to Post-Effective  Amendment No. 25 filed October 18, 1999.

               (2)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 35 filed November 29, 2005.

          (d)  Investment Advisory Contracts.

               (1)  Executed Investment Management Agreement (December 17, 1999)
                    between  Delaware  Management  Company  and  the  Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 27 filed November 27, 2000.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware   Distributors,   L.P.   and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  32 filed  November  26,
                         2003.

                    (ii) Executed   Third   Amended   and   Restated   Financial
                         Intermediary  Distribution  Agreement  between  Lincoln
                         Financial Distributors, Inc. and Delaware Distributors,
                         L.P.  on behalf of the  Registrant  attached as Exhibit
                         No. EX-99.e.1.ii.

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 30 filed
                    November 27, 2002.

               (3)  Vision  Mutual  Fund  Gateway(R) Agreement  (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 30 filed November 27, 2002.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 30 filed November 27, 2002.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 36 filed
                    January 24, 2006.

          (f)  Bonus or Profit Sharing Contracts.  Not applicable.

          (g)  Custodian Agreements.

               (1)  Executed  Global  Custody  Agreement  (May 1, 1996)  between
                    JPMorgan Chase Bank (formerly, The Chase Manhattan Bank) and the Registrant is incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

                    (i)  Executed  Letter to add Delaware  Large Cap Growth Fund
                         (formerly,  Capital  Appreciation  Fund) to the  Global
                         Custody Agreement  (November 29, 1996) between JPMorgan
                         Chase Bank (formerly, The Chase Manhattan Bank) and the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment  No.  22 filed  April 30,
                         1997.

                    (ii) Executed  Amendment  to the  Global  Custody  Agreement
                         (November  20,  1997)  between   JPMorgan   Chase  Bank
                         (formerly, The Chase Manhattan Bank) and the Registrant
                         on behalf of each Fund incorporated into this filing by
                         reference  to  Post-Effective  Amendment  No.  24 filed
                         November 30, 1998.

                    (iii) Executed Amendment No. 1 (July 17, 2003) to Schedule A
                         of the Global Custody  Agreement between JPMorgan Chase
                         Bank and the Registrant  incorporated  into this filing
                         by reference to  Post-Effective  Amendment No. 32 filed
                         November 26, 2003.

               (2)  Executed  Securities  Lending Agreement  (December 22, 1998)
                    with  JPMorgan  Chase Bank  (formerly,  The Chase  Manhattan
                    Bank)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 27 filed November 27, 2000.

                    (i)  Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         of the Securities  Lending  Agreement  between JPMorgan
                         Chase Bank and the  Registrant  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 32
                         filed November 26, 2003.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholders  Services  Agreement (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant is incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed November 29, 2001.

                    (i)  Executed  Letter  Amendment  (August  23,  2002) to the
                         Shareholder Services Agreement between Delaware Service
                         Company, Inc. and the Registrant incorporated into this
                         filing by reference to Post-Effective  Amendment No. 32
                         filed November 26, 2003.

                    (ii) Executed   Schedule  B   (December   1,  2006)  to  the
                         Shareholder  Services Agreement attached as Exhibit No.
                         EX-99.h.1.ii.

               (2)  Executed Fund Accounting Agreement (August 19, 1996) between
                    Delaware   Service   Company,   Inc.   and  the   Registrant
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 31 filed May 7, 2003.

                    (i)  Executed Amendment No. 31 (August 31, 2006) to Schedule
                         A to the  Delaware  Investments  Family  of Funds  Fund
                         Accounting    Agreement   attached   as   Exhibit   No.
                         EX-99.h.2.i.

                    (ii) Executed  Schedule  B (May 16,  2002)  to the  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 31 filed May 7, 2003.

               (3)  Form  of  Investment   Advisory  Expense  Limitation  Letter
                    (January 2007) between Delaware  Management  Company and the
                    Registrant attached as Exhibit No. EX-99.h.3.

               (4)  Form of  Distribution  Expense  Limitation  Letter  (January
                    2007) between Delaware Distributors, L.P. and the Registrant attached as Exhibit No. EX-99.h.4.

          (i)  Legal  Opinion.  Opinion  and Consent of Counsel  (September  21,
               1999)   incorporated   into   this   filing   by   reference   to
               Post-Effective Amendment No. 25 filed October 18, 1999.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting Firm (January 2007) attached as Exhibit No. EX-99.j.

          (k)  Omitted Financial Statements.  Not applicable.

          (l)  Initial  Capital   Agreements.   Investment   Letter  of  Initial
               Shareholder   incorporated  into  this  filing  by  reference  to
               Pre-Effective Amendment No. 2 filed March 26, 1986.

          (m)  Rule 12b-1 Plans.

               (1)  Plan under Rule 12b-1 for Delaware Growth Opportunities Fund
                    Class A (April 19,  2001)  incorporated  into this filing by reference to Post-Effective  Amendment No. 29 filed November
                    29, 2001.

               (2)  Plan under Rule 12b-1 for Delaware Growth Opportunities Fund
                    Class B (April 19,  2001)  incorporated  into this filing by reference to Post-Effective  Amendment No. 29 filed November
                    29, 2001.

               (3)  Plan under Rule 12b-1 for Delaware Growth Opportunities Fund
                    Class C (April 19,  2001)  incorporated  into this filing by reference to Post-Effective  Amendment No. 29 filed November
                    29, 2001.

               (4)  Plan  under Rule 12b-1 for  Delaware  Large Cap Growth  Fund
                    (formerly,  Delaware Diversified Growth Fund) Class A (April
                    19,  2001)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 29 filed November 29, 2001.

               (5)  Plan  under Rule 12b-1 for  Delaware  Large Cap Growth  Fund
                    (formerly,  Delaware Diversified Growth Fund) Class B (April
                    19,  2001)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 29 filed November 29, 2001.

               (6)  Plan  under Rule 12b-1 for  Delaware  Large Cap Growth  Fund
                    (formerly,  Delaware Diversified Growth Fund) Class C (April
                    19,  2001)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 29 filed November 29, 2001.

               (7)  Plan  under   Rule   12b-1  for  Class  R  (May  15,   2003)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 31 filed May 7, 2003.

          (n)  Rule  18f-3  Plan.  Plan  under Rule  18f-3  (October  31,  2005)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 36 filed January 24, 2006.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006) attached as Exhibit No. EX-99.p.1.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.)  (February  2006) attached as
                    Exhibit No. EX-99.p.2.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005) attached as Exhibit No. EX-99.p.3.

          (q)  Other. Powers of Attorney (November 15, 2006) attached as Exhibit
               No. EX-99.q.

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25.  Indemnification.   Article VI of the Amended and Restated By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 35 filed November 29, 2005.

Item 26.  Business and Other Connections of the Investment Adviser.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain  of the  other  funds  in the  Delaware  Investments(R)  Funds
          (Delaware Group Adviser Funds,  Delaware Group Cash Reserve,  Delaware
          Group Equity Funds I, Delaware  Group Equity Funds II,  Delaware Group
          Equity  Funds III,  Delaware  Group  Equity  Funds V,  Delaware  Group
          Foundation  Funds,   Delaware  Group  Global  &  International  Funds,
          Delaware Group Government Fund, Delaware Group Income Funds,  Delaware
          Group  Limited-Term  Government  Funds,  Delaware Group State Tax-Free
          Income Trust,  Delaware Group  Tax-Free Fund,  Delaware Group Tax-Free
          Money Fund,  Delaware  Investments  Municipal  Trust,  Delaware Pooled
          Trust,   Delaware  VIP  Trust,   Voyageur   Insured  Funds,   Voyageur
          Intermediate  Tax-Free Funds,  Voyageur Mutual Funds,  Voyageur Mutual
          Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware
          Investments  Dividend  and Income  Fund,  Inc.,  Delaware  Investments
          Global Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona
          Municipal Income Fund,  Inc.,  Delaware  Investments  Colorado Insured
          Municipal  Income Fund,  Inc.,  Delaware  Investments  Florida Insured
          Municipal  Income Fund and Delaware  Investments  Minnesota  Municipal
          Income Fund II, Inc.), as well as to certain non-affiliated registered investment  companies.  In addition,  certain  officers of the Manager also serve as trustees of other  Delaware  Investments(R)  Funds,  and certain  officers are also  officers of these other  funds.  A company indirectly  owned by the  Manager's  parent  company acts as principal underwriter to the mutual funds in the Delaware  Investments(R)  Funds
          (see Item 27 below) and another such  company acts as the  shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments(R) Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

------------------ ------------------------ ----------------------- -------------------------
Name and Principal Positions and Offices    Positions and Offices   Other Positions and
Business Address   with Manager             with Registrant         Offices Held
------------------ ------------------------ ----------------------- -------------------------
Patrick P. Coyne   President                President/ Chief        Mr. Coyne has served in
                                            Executive Officer       various executive
                                                                    capacities within
                                                                    Delaware Investments

                                                                    President - Lincoln
                                                                    National Investment
                                                                    Companies, Inc.
------------------ ------------------------ ----------------------- -------------------------
Ryan K. Brist      Executive Vice           Executive Vice          Mr. Brist has served in
                   President/Managing       President/Managing      various executive
                   Director/Chief           Director/Chief          capacities within
                   Investment Officer,      Investment Officer,     Delaware Investments
                   Fixed Income             Fixed Income
                                                                    Executive Vice President/
                                                                    Managing Director/Chief
                                                                    Investment Officer,
                                                                    Fixed Income - Lincoln
                                                                    National Investment
                                                                    Companies,Inc.
------------------ ------------------------ ----------------------- -------------------------
John C.E.          Executive Vice           None                    Mr. Campbell has served
Campbell           President/Global                                 in various executive
                   Marketing & Client                               capacities within
                   Services                                         Delaware Investments

                                                                    President/Chief Executive
                                                                    Officer - Optimum Fund
                                                                    Trust
------------------ ------------------------ -------------------------------------------------
Philip N. Russo    Executive Vice           None                    Mr. Russo has served in
                   President/Chief                                  various executive
                   Administrative Officer                           capacities within
                                                                    Delaware Investments

                                                                    Executive Vice President/
                                                                    Chief Administrative
                                                                    Officer - Lincoln
                                                                    National Investment
                                                                    Companies, Inc.
------------------ ------------------------ ----------------------- -------------------------
See Yeng Quek      Executive Vice           Executive Vice          Mr. Quek has served in
                   President/Managing       President/Managing      various executive
                   Director/Chief           Director/Chief          capacities within
                   Investment Officer,      Investment Officer,     Delaware Investments
                   Fixed Income             Fixed Income
                                                                    Executive Vice President/
                                                                    Managing Director/ Chief
                                                                    Investment Officer, Fixed
                                                                    Income -Lincoln National
                                                                    Investment Companies, Inc

                                                                    Director/Trustee - HYPPCO
                                                                    Finance Company Ltd.
------------------ ------------------------ ----------------------- -------------------------
Douglas L.         Senior Vice              None                    Mr. Anderson has served
Anderson           President/Operations                             in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Marshall T.        Senior Vice              Senior Vice President/  Mr. Bassett has served
Bassett            President/Chief          Chief Investment        in various executive
                   Investment Officer -     Officer - Emerging      capacities within
                   Emerging Growth Equity   Growth Equity           Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Joseph R. Baxter   Senior Vice              Senior Vice President/  Mr. Baxter has served
                   President/Head of        Head of Municipal       in various executive
                   Municipal Bond           Bond Investments        capacities within
                   Investments                                      Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Christopher S.     Senior Vice              Senior Vice             Mr. Beck has served in
Beck               President/Senior         President/Senior        various executive
                   Portfolio Manager        Portfolio Manager       capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Michael P. Bishof  Senior Vice              Senior Vice President/  Mr. Bishof has served
                   President/Investment     Investment Accounting   in various executive
                   Accounting                                       capacities within
                                                                    Delaware Investments

                                                                    Senior Vice
                                                                    President/Treasurer -
                                                                    Optimum Fund Trust
------------------ ------------------------ ----------------------- -------------------------
Michael P.         Senior Vice              Senior Vice President/  Mr. Buckley has served
Buckley            President/Director of    Director of Municipal   in various executive
                   Municipal Research       Research                capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Lui-Er Chen(1)     Senior Vice              Senior Vice President/  Mr. Chen has served in
                   President/Senior         Senior Portfolio        various executive
                   Portfolio                Manager/Chief           capacities within
                   Manager/Chief            Investment Officer,     Delaware Investments
                   Investment Officer,      Emerging Markets
                   Emerging Markets
------------------ ------------------------ ----------------------- -------------------------
Stephen R. Cianci  Senior Vice              Senior Vice             Mr. Cianci has served
                   President/Senior         President/Senior        in various executive
                   Portfolio Manager        Portfolio Manager       capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Robert F. Collins  Senior Vice              Senior Vice President/  Mr. Collins has served
                   President/Senior         Senior Portfolio        in various executive
                   Portfolio Manager        Manager                 capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
James A. Forant    Senior Vice              None                    Mr. Forant has served
                   President/Director,                              in various executive
                   Technical Services                               capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Brian Funk         Senior Vice              Senior Vice President/  Mr. Funk has served in
                   President/Director of    Director of Credit      various executive
                   Credit Research          Research                capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Brent C. Garrells  Senior Vice              Senior Vice President/  Mr. Garrells has served
                   President/Senior         Senior Research         in various executive
                   Research Analyst         Analyst                 capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Stuart M. George   Senior Vice              Senior Vice             Mr. George has served
                   President/Head of        President/Head of       in various executive
                   Equity Trader            Equity Trader           capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Paul Grillo        Senior Vice              Senior Vice             Mr. Grillo has served
                   President/Senior         President/Senior        in various executive
                   Portfolio Manager        Portfolio Manager       capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Jonathan Hatcher   Senior Vice              Senior Vice             Mr. Hatcher has served
                   President/Senior         President/Senior        in various executive
                   Research Analyst         Research Analyst        capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
William F. Keelan  Senior Vice              Senior Vice             Mr. Keelan has served
                   President/Director of    President/Director of   in various executive
                   Quantitative Research    Quantitative Research   capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Francis X. Morris  Senior Vice              Senior Vice             Mr. Morris has served
                   President/Chief          President/Chief         in various executive
                   Investment Officer,      Investment Officer,     capacities within
                   Core Equity              Core Equity             Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Brian L. Murray,   Senior Vice              Senior Vice             Mr. Murray has served
Jr.                President/Chief          President/Chief         in various executive
                   Compliance Officer       Compliance Officer      capacities within
                                                                    Delaware Investments

                                                                    Senior Vice
                                                                    President/Chief
                                                                    Compliance Officer -
                                                                    Lincoln National
                                                                    Investment Companies,
                                                                    Inc.
------------------ ------------------------ ----------------------- -------------------------
Susan L. Natalini  Senior Vice              None                    Ms. Natalini has served
                   President/Global                                 in various executive
                   Marketing & Client                               capacities within
                   Services                                         Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Zoe Neale(2)       Senior Vice              Senior Vice             Mr. Neale has served in
                   President/Chief          President/Chief         various executive
                   Investment Officer,      Investment Officer,     capacities within
                   International Equity     International Equity    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
D. Tysen Nutt      Senior Vice              Senior Vice             Mr. Nutt has served in
                   President/Chief          President/Chief         various executive
                   Investment Officer,      Investment Officer,     capacities within
                   Large Cap Value Equity   Large Cap Value         Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
David P. O'Connor  Senior Vice              Senior Vice             Mr. O'Connor has served
                   President/Strategic      President/ Strategic    in various executive
                   Investment               Investment              capacities within
                   Relationships and        Relationships and       Delaware Investments
                   Initiatives/General      Initiatives/ General
                   Counsel                  Counsel/Chief Legal     Senior Vice President/
                                            Officer                 Strategic Investment
                                                                    Relationships and
                                                                    Initiatives/ General
                                                                    Counsel/Chief Legal
                                                                    Officer - Optimum Fund
                                                                    Trust

                                                                    Senior Vice President/
                                                                    Strategic Investment
                                                                    Relationships and
                                                                    Initiatives/ General
                                                                    Counsel/Chief Legal
                                                                    Officer - Lincoln
                                                                    National Investment
                                                                    Companies, Inc.
------------------ ------------------------ ----------------------- -------------------------
John J. O'Connor   Senior Vice              Senior Vice             Mr. O'Connor has served
                   President/Investment     President/Treasurer     in various executive
                   Accounting                                       capacities within
                                                                    Delaware Investments

                                                                    Senior Vice
                                                                    President/Assistant
                                                                    Treasurer - Optimum
                                                                    Fund Trust
------------------ ------------------------ ----------------------- -------------------------
Philip R. Perkins  Senior Vice              Senior Vice             Mr. Perkins has served
                   President/Senior         President/Senior        in various executive
                   Portfolio Manager        Portfolio Manager       capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Timothy L. Rabe    Senior Vice              Senior Vice             Mr. Rabe has served in
                   President/Senior         President/Senior        various executive
                   Portfolio Manager/Head   Portfolio               capacities within
                   of High Yield            Manager/Head of High    Delaware Investments
                                            Yield
------------------ ------------------------ ----------------------- -------------------------
Richard Salus      Senior Vice President/   Senior Vice             Mr. Salus has served in
                   Controller/Treasurer     President/Chief         various executive
                                            Financial Officer       capacities within
                                                                    Delaware Investments

                                                                    Senior Vice President/
                                                                    Controller/Treasurer -
                                                                    Lincoln National
                                                                    Investment Companies,
                                                                    Inc.

                                                                    Senior Vice
                                                                    President/Chief
                                                                    Financial Officer -
                                                                    Optimum Fund Trust
------------------ ------------------------ ----------------------- -------------------------
James L. Shields   Senior Vice              None                    Mr. Shields has served
                   President/Chief                                  in various executive
                   Information Officer                              capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Jeffrey S. Van     Senior Vice              Senior Vice             Mr. Van Harte has
Harte(3)           President/Chief          President/Chief         served in various
                   Investment Officer,      Investment Officer,     executive capacities
                   Focus Growth Equity      Focus Growth Equity     within Delaware
                                                                    Investments
------------------ ------------------------ ----------------------- -------------------------
Babak Zenouzi(4)   Senior Vice              Senior Vice             Mr. Zenouzi has served
                   President/Senior         President/Senior        in various executive
                   Portfolio Manager        Portfolio Manager       capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Gary T. Abrams     Vice President/Senior    None                    Mr. Abrams has served
                   Equity Trader                                    in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Christopher S.     Vice                     Vice                    Mr. Adams has served in
Adams              President/Portfolio      President/Portfolio     various executive
                   Manager/Senior Equity    Manager/Senior Equity   capacities within
                   Analyst                  Analyst                 Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Damon J. Andres    Vice President/Senior    Vice President/Senior   Mr. Andres has served
                   Portfolio Manager        Portfolio Manager       in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Margaret           Vice President/          None                    Ms. Bacon has served in
MacCarthy          Investment Specialist                            various executive
Bacon(5)                                                            capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Todd Bassion(6)    Vice President/Senior    Vice President/Senior   Mr. Bassion has served
                   Research Analyst         Research Analyst        in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Richard E.         Vice President/Equity    None                    Mr. Biester has served
Biester            Trader                                           in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Christopher J.     Vice President/Senior    Vice President/Senior   Mr. Bonavico has served
Bonavico(7)        Portfolio Manager,       Portfolio Manager,      in various executive
                   Equity Analyst           Equity Analyst          capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Vincent A.         Vice President/Senior    None                    Mr. Brancaccio has
Brancaccio         Equity Trader                                    served in various
                                                                    executive capacities
                                                                    within Delaware
                                                                    Investments
------------------ ------------------------ ----------------------- -------------------------
Kenneth F.         Vice President/Senior    Vice President/Senior   Mr. Broad has served in
Broad(8)           Portfolio Manager,       Portfolio Manager,      various executive
                   Equity Analyst           Equity Analyst          capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Kevin J. Brown(9)  Vice President/Equity    Vice President/Equity   Mr. Brown has served in
                   Analyst                  Analyst                 various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Mary Ellen M.      Vice President/Client    Vice President/Client   Ms. Carrozza has served
Carrozza           Services                 Services                in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Stephen G.         Vice President/          Vice  President/        Mr. Catricks has served
Catricks           Portfolio Manager        Portfolio Manager       in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Anthony G.         Vice President/          Vice President/         Mr. Ciavarelli has
Ciavarelli         Assistant General        Associate General       served in various
                   Counsel/Assistant        Counsel/Assistant       executive capacities
                   Secretary                Secretary               within Delaware
                                                                    Investments

                                                                    Vice
                                                                    President/Associate
                                                                    General
                                                                    Counsel/Assistant
                                                                    Secretary - Lincoln
                                                                    National Investment
                                                                    Companies, Inc.
------------------ ------------------------ ----------------------- -------------------------
David F. Connor    Vice President/Deputy    Vice President/         Mr. Connor has served
                   General Counsel/         Associate General       in various executive
                   Assistant Secretary      Counsel/Secretary       capacities within
                                                                    Delaware Investments

                                                                    Vice President/Deputy
                                                                    General
                                                                    Counsel/Secretary -
                                                                    Optimum Fund Trust

                                                                    Vice President/Deputy
                                                                    General Counsel/
                                                                    Secretary - Lincoln
                                                                    National Investment
                                                                    Companies, Inc.
------------------ ------------------------ ----------------------- -------------------------
Stephen J.         Vice President/Senior    None                    Mr. Czepiel has served
Czepiel            Municipal Bond Trader                            in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Christopher M.     Vice                     Vice                    Mr. Ericksen has served
Ericksen(10)       President/Portfolio      President/Portfolio     in various executive
                   Manager, Equity Analyst  Manager, Equity         capacities within
                                            Analyst                 Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Joel A. Ettinger   Vice President/          Vice President/         Mr. Ettinger has served
                   Taxation                 Taxation                in various executive
                                                                    capacities within
                                                                    Delaware Investments

                                                                    Vice President/Taxation
                                                                    - Lincoln National
                                                                    Investment Companies,
                                                                    Inc.
------------------ ------------------------ ----------------------- -------------------------
Phoebe W. Figland  Vice President/          Vice President/         Ms. Figland has served
                   Investment Accounting    Investment Accounting   in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Joseph Fiorilla    Vice President/Trading   None                    Mr. Fiorilla has served
                   Operations                                       in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Charles E. Fish    Vice President/Senior    None                    Mr. Fish has served in
                   Equity Trader                                    various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Clifford M.        Vice President/Senior    None                    Mr. Fisher has served
Fisher             Municipal Bond Trader                            in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Patrick G.         Vice President/          Vice President/         Mr. Fortier has served
Fortier(11)        Portfolio Manager,       Portfolio Manager,      in various executive
                   Equity Analyst           Equity Analyst          capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Denise A.          Vice                     Vice                    Ms. Franchetti has
Franchetti         President/Portfolio      President/Portfolio     served in various
                   Manager/Municipal Bond   Manager/Municipal       executive capacities
                   Credit Analyst           Bond Credit Analyst     within Delaware
                                                                    Investments
------------------ ------------------------ ----------------------- -------------------------
James A. Furgele   Vice President/          Vice President/         Mr. Furgele has served
                   Investment Accounting    Investment Accounting   in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Henry A.           Vice President/Equity    Vice President/Equity   Mr. Garrido has served
Garrido(12)        Analyst                  Analyst                 in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Barry S.           Vice President/          Vice  President/        Mr. Gladstein has
Gladstein          Portfolio Manager        Portfolio Manager       served in various
                                                                    executive capacities
                                                                    within Delaware
                                                                    Investments
------------------ ------------------------ ----------------------- -------------------------
Edward Gray(13)    Vice President/Senior    Vice President/Senior   Mr. Gray has served in
                   Portfolio Manager        Portfolio Manager       various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Lisa L.            Vice President/Head of   None                    Ms. Hansen has served
Hansen(1)(4)       Focus Growth Equity                              in various executive
                   Trading                                          capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Gregory M.         Vice President/Equity    Vice                    Mr. Heywood has served
Heywood(1)(5)      Analyst                  President/Portfolio     in various executive
                                            Manager, Research       capacities within
                                            Analyst                 Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Sharon Hill        Vice President/Head of   Vice President/Head     Ms. Hill has served in
                   Equity Quantitative      of Equity               various executive
                   Research and Analytics   Quantitative Research   capacities within
                                            and Analytics           Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Christopher M.     Vice President/           None                   Mr. Holland has served
Holland            Portfolio Manager                                in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Michael E. Hughes  Vice President/Senior    Vice President/Senior   Mr. Hughes has served
                   Equity Analyst           Equity Analyst          in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Jordan L. Irving   Vice President/Senior    Vice President/Senior   Mr. Irving has served
                   Portfolio Manager        Portfolio Manager       in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Cynthia Isom       Vice President/Senior    Vice                    Ms. Isom has served in
                   Portfolio Manager        President/Portfolio     various executive
                                            Manager                 capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Kenneth R.         Vice                     Vice                    Mr. Jackson has served
Jackson            President/Quantitative   President/Quantitative  in various executive
                   Analyst                  Analyst                 capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Audrey E. Kohart   Vice President/          Vice  President/        Ms. Kohart has served
                   Financial Planning and   Financial Planning and  in various executive
                   Reporting                Reporting               capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Andrew             Vice President/High      None                    Mr. Kronschnabel has
Kronschnabel       Grade Trader                                     served in various
                                                                    executive capacities
                                                                    within Delaware
                                                                    Investments
------------------ ------------------------ ----------------------- -------------------------
Nikhil G. Lalvani  Vice President/Senior    Vice President/Senior   Mr. Lalvani has served
                   Equity Analyst           Equity Analyst          in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Steven T. Lampe    Vice President/          Vice President/         Mr. Lampe has served in
                   Portfolio Manager        Portfolio Manager       various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Alfio Leone IV     Vice President/High      None                    Mr. Leone has served in
                   Grade Trader                                     various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Anthony A.         Vice President/Senior    Vice President/Senior   Mr. Lombardi has served
Lombardi           Portfolio Manager        Portfolio Manager       in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Francis P. Magee   Vice President/Equity    None                    Mr. Magee has served in
                   Business Manager                                 various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Charles (Tom) T.   Vice President/High      None                    Mr. McClintic has
McClintic          Yield Trader                                     served in various
                                                                    executive capacities
                                                                    within Delaware
                                                                    Investments
------------------ ------------------------ ----------------------- -------------------------
Michael S. Morris  Vice                     Vice                    Mr. Morris has served
                   President/Portfolio      President/Portfolio     in various executive
                   Manager/Senior Equity    Manager/Senior Equity   capacities within
                   Analyst                  Analyst                 Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Scott Moses        Vice President/High      None                    Mr. Moses has served in
                   Grade Trader                                     various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Philip O. Obazee   Vice President/          Vice President/         Mr. Obazee has served
                   Derivatives Manager      Derivatives Manager     in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Donald G. Padilla  Vice                     Vice                    Mr. Padilla has served
                   President/Portfolio      President/Portfolio     in various executive
                   Manager/Senior Equity    Manager/Senior Equity   capacities within
                   Analyst                  Analyst                 Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Daniel J.          Vice President/Senior    Vice President/Senior   Mr. Prislin has served
Prislin(1)(6)      Portfolio                Portfolio               in various executive
                   Manager/Equity Analyst   Manager/Senior Equity   capacities within
                                            Analyst                 Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Craig S. Remsen    Vice President/Senior    Vice President/Senior   Mr. Remsen has served
                   Credit Research Analyst  Credit Research         in various executive
                                            Analyst                 capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Carl Rice          Vice President/Senior    Vice President/Senior   Mr. Rice has served in
                   Investment Specialist,   Investment              various executive
                   Large Cap Value Focus    Specialist, Large Cap   capacities within
                   Equity                   Value Focus Equity      Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Joseph T. Rogina   Vice President/Equity    None                    Mr. Rogina has served
                   Trader                                           in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Debbie A.          Vice President/Equity    Vice President/Equity   Ms. Sabo has served in
Sabo(17)           Trader, Focus Growth     Trader, Focus Growth    various executive
                   Equity                   Equity                  capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Kevin C. Schildt   Vice President/Senior    Vice President/Senior   Mr. Schildt has served
                   Municipal Credit         Municipal Credit        in various executive
                   Analyst                  Analyst                 capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Bruce              Vice President/Equity    Vice President/Equity   Mr. Schoenfeld has
Schoenfeld(18)     Analyst                  Analyst                 served in various
                                                                    executive capacities
                                                                    within Delaware
                                                                    Investments
------------------ ------------------------ ----------------------- -------------------------
Richard D. Seidel  Vice President/          None                    Mr. Seidel has served
                   Assistant Controller/                            in various executive
                   Assistant Treasurer                              capacities within
                                                                    Delaware Investments

                                                                    Vice
                                                                    President/Assistant
                                                                    Controller/Assistant
                                                                    Treasurer - Lincoln
                                                                    National Investment
                                                                    Companies, Inc.
------------------ ------------------------ ----------------------- -------------------------
Brenda L.          Vice                     None                    Ms. Sprigman has served
Sprigman           President/Business                               in various executive
                   Manager - Fixed Income                           capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Michael T.         Vice                     None                    Mr. Taggart has served
Taggart            President/Facilities &                           in various executive
                   Administrative Services                          capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Matthew Todorow    Vice                     Vice                    Mr. Todorow has served
                   President/Portfolio      President/Portfolio     in various executive
                   Manager                  Manager                 capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Spencer M. Tullo   Vice President/High      None                    Mr. Tullo has served in
                   Yield Trader                                     various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Michael Tung(19)   Vice President/Equity    Vice President/Equity   Mr. Tung has served in
                   Analyst                  Analyst                 various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Robert A. Vogel,   Vice President/Senior    Vice President/Senior   Mr. Vogel has served in
Jr.                Portfolio Manager        Portfolio Manager       various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Lori P. Wachs      Vice                     Vice                    Ms. Wachs has served in
                   President/Portfolio      President/Portfolio     various executive
                   Manager                  Manager                 capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Laura A. Wagner    Vice President/          Vice President/         Ms. Wagner has served
                   Investment Accounting    Investment Accounting   in various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Kathryn R.         Vice President/          Vice President/         Ms. Williams has served
Williams           Associate General        Associate General       in various executive
                   Counsel/Assistant        Counsel/ Assistant      capacities within
                   Secretary                Secretary               Delaware Investments

                                                                    Vice President/Associate
                                                                    General Counsel/
                                                                    Assistant Secretary -
                                                                    Lincoln National
                                                                    Investment
                                                                    Companies, Inc.
------------------ ------------------------ ----------------------- -------------------------
Greg Zappin        Vice President/Senior    Vice President/Senior   Mr. Zappin has served
                   Credit Research Analyst  Credit Research         in various executive
                                            Analyst                 capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------
Guojia Zhang(20)   Vice President/Equity    Vice President/Equity   Mr. Zhang has served in
                   Analyst                  Analyst                 various executive
                                                                    capacities within
                                                                    Delaware Investments
------------------ ------------------------ ----------------------- -------------------------

(1)  Managing Director/Senior Portfolio Manager, Evergreen Investment Management
     Company, 1995.

(2)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(3)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(4)  Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.

(5)  Client Service Officer, Thomas Weisel Partners, 2002-2005.

(6)  Senior Research Associate, Thomas Weisel Partners, 2002-2005.

(7)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(9)  Director, Institutional Equity Sales, Merrill Lynch, 2003-2006.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(11) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(12) Senior Analyst, Wells Capital Management, 2000-2006.

(13) Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(14) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(15) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells CapitalManagement,  LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(16) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(17) Head Trader, McMorgan & Company, 2003-2005.

(18) Vice President/Senior  Emerging Markets Analyst,  Artha Capital Management,
     2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.

(19) Vice  President,  Galleon  Group,  2005-2006;  Analyst,  Hambrecht  & Quist
     Capital Management, 2003-2005.

(20) Equity Analyst, Evergreen Investment Management Company, 2004-2006.

Item 27. Principal Underwriters.

          (a)(1)    Delaware  Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware  Investments Family of Funds.

          (a)(2)    Information  with respect to each officer and partner of the principal  underwriter and the Registrant is provided below.
                    Unless otherwise  noted,  the principal  business address of each officer and partner of Delaware  Distributors,  L.P. is
                    2005 Market Street, Philadelphia, PA 19103-7094.

------------------------ ---------------------------- --------------------------
Name and Principal       Positions and Offices with   Positions and Offices
Business Address         Underwriter                  with Registrant
------------------------ ---------------------------- --------------------------
Delaware Distributors,   General Partner              None
Inc.
------------------------ ---------------------------- --------------------------
Delaware Capital         Limited Partner              None
Management
------------------------ ---------------------------- --------------------------
Delaware Investment      Limited Partner              None
Advisers
------------------------ ---------------------------- --------------------------
Theodore K. Smith        President                    None
------------------------ ---------------------------- --------------------------
Philip N. Russo          Executive Vice President     None
------------------------ ---------------------------- --------------------------
Douglas L. Anderson      Senior Vice                  None
                         President/Operations
------------------------ ---------------------------- --------------------------
Michael P. Bishof        Senior Vice                  Senior Vice
                         President/Investment         President/Investment
                         Accounting                   Accounting
------------------------ ---------------------------- --------------------------
Jeffrey M. Kellogg       Senior Vice                  None
                         President/Senior Product
                         Manager/Communications
                         Manager
------------------------ ---------------------------- --------------------------
Thomas M. McConnell      Senior Vice                  None
                         President/Senior 529 Plans
                         Product Manager
------------------------ ---------------------------- --------------------------
Brian L. Murray, Jr.     Senior Vice                  Senior Vice
                         President/Compliance         President/Chief
                                                      Compliance Officer
------------------------ ---------------------------- --------------------------
David P. O'Connor        Senior Vice                  Senior Vice
                         President/Strategic          President/Strategic
                         Investment Relationships     Investment Relationships
                         and  Initiatives/General     and Initiatives/General
                         Counsel                      Counsel/Chief Legal
                                                      Officer
------------------------ ---------------------------- --------------------------
Daniel J. Perullo        Senior Vice                  None
                         President/Eastern
                         Director, Institutional
                         Sales
------------------------ ---------------------------- --------------------------
Robert E. Powers         Senior Vice                  None
                         President/Senior Domestic
                         Sales Manager
------------------------ ---------------------------- --------------------------
Richard Salus            Senior Vice                  Senior Vice
                         President/Controller/        President/Chief
                         Treasurer/Financial          Financial Officer
                         Operations Principal
------------------------ ---------------------------- --------------------------
James L. Shields         Senior Vice                  None
                         President/Chief
                         Information Officer
------------------------ ---------------------------- --------------------------
Trevor M. Blum           Vice President/Senior        None
                         Consultant Relationship
                         Manager
------------------------ ---------------------------- --------------------------
E. Zoe Bradley           Vice President/Product       None
                         Management Manager
------------------------ ---------------------------- --------------------------
Mel Carrozza             Vice President/Client        None
                         Services
------------------------ ---------------------------- --------------------------
Anthony G. Ciavarelli    Vice President/Counsel/      Vice President/Associate
                         Assistant Secretary          General Counsel/Assistant
                                                      Secretary
------------------------ ---------------------------- --------------------------
David F. Connor          Vice President/Deputy        Vice President/Deputy
                         General Counsel/ Secretary   General Counsel/Secretary
------------------------ ---------------------------- --------------------------
Joel A. Ettinger         Vice President/Taxation      Vice President/Taxation
------------------------ ---------------------------- --------------------------
Edward M. Grant          Vice President/Senior        None
                         Domestic Sales Manager
------------------------ ---------------------------- --------------------------
Audrey Kohart            Vice President/Financial     Vice President/Financial
                         Planning and Reporting       Planning and Reporting
------------------------ ---------------------------- --------------------------
Marlene D. Petter        Vice President/Marketing     None
                         Communications
------------------------ ---------------------------- --------------------------
Christian Reimer         Vice President/529 Plans     None
                         Product Manager
------------------------ ---------------------------- --------------------------
Richard D. Seidel        Vice President/Assistant     None
                         Controller/Assistant
                         Treasurer
------------------------ ---------------------------- --------------------------
Michael T. Taggart       Vice President/Facilities    None
                         & Administrative Services
------------------------ ---------------------------- --------------------------
Molly Thompson           Vice President/Associate     None
                         Product Management Manager
------------------------ ---------------------------- --------------------------
Kathryn R. Williams      Vice President/Senior        Vice President/Associate
                         Counsel/ Assistant           General Counsel/
                         Secretary                    Assistant Secretary
------------------------ ---------------------------- --------------------------

          (b)(1)    Lincoln   Financial  Distributors,  Inc.  ("LFD")  serves  as
                    financial  intermediary  wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

          (b)(2)    Information  with respect to each officer and partner of LFD and the  Registrant  is  provided  below.  Unless  otherwise noted,  the principal  business  address of each officer and partner  of LFD is  2001  Market  Street,  Philadelphia,  PA
                    19103-7055.

------------------------------ -------------------------------------- ----------------------
                                                                         Positions and
Name and Principal Business                                               Offices with
Address                        Positions and Office with LFD               Registrant
------------------------------ -------------------------------------- ----------------------
Westley V. Thompson            President/Chief Executive Officer              None
------------------------------ -------------------------------------- ----------------------
David M. Kittredge             Senior Vice President                          None
------------------------------ -------------------------------------- ----------------------
Terrance Mullen                Senior Vice President                          None
------------------------------ -------------------------------------- ----------------------
Donald Roberson                Senior Vice President                          None
------------------------------ -------------------------------------- ----------------------
Margaret Skinner               Senior Vice President                          None
------------------------------ -------------------------------------- ----------------------
David L. Ahrendt(1)            Vice President                                 None
------------------------------ -------------------------------------- ----------------------
Patrick J. Caulfield(2)        Vice President/Chief Compliance                None
                               Officer
------------------------------ -------------------------------------- ----------------------
Phillip Cramer                 Vice President                                 None
------------------------------ -------------------------------------- ----------------------
Frederick J. Crawford          Vice President/Treasurer                       None
------------------------------ -------------------------------------- ----------------------
Daniel P. Hickey(2)            Vice President                                 None
------------------------------ -------------------------------------- ----------------------
Rochelle Krombolz              Vice President                                 None
------------------------------ -------------------------------------- ----------------------
William Lamoin                 Vice President                                 None
------------------------------ -------------------------------------- ----------------------
Gregory Smith                  Vice President                                 None
------------------------------ -------------------------------------- ----------------------
Michael S. Smith(3)            Vice President/Chief Financial                 None
                               Officer/Chief Administrative Officer
------------------------------ -------------------------------------- ----------------------
Joyce L. Byrer                 Secretary                                      None
------------------------------ -------------------------------------- ----------------------

(1)  1300 Clinton Street, Fort Wayne, IN 46802

(2)  350 Church Street, Hartford, CT 06103

(3)  1500 Market Street, Philadelphia, PA 19103

--------------------------------------------------------------------------------------------

          (c)      Not applicable.

Item 28.  Location  of  Accounts and Records.  All accounts and records required to be  maintained by Section  31(a) of the  Investment  Company Act of
          1940 and the rules under that  section are  maintained  at 2005 Market
          Street,  Philadelphia,  PA  19103-7094  and 430 W. 7th Street,  Kansas
          City, MO 64105.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on this  26th day of
January, 2007.

                                   DELAWARE GROUP EQUITY FUNDS IV

                               By:            /s/ Patrick P. Coyne
                                                Patrick P. Coyne
                                     Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                     Title                           Date
----------------------------- ------------------------------ ----------------

/s/ Patrick P. Coyne          Chairman/President/Chief       January 26, 2007
Patrick P. Coyne              Executive Officer (Principal
                              Executive Officer) and
                              Trustee

Thomas L. Bennett      *      Trustee                        January 26, 2007
Thomas L. Bennett

John A. Fry            *      Trustee                        January 26, 2007
John A. Fry

Anthony D. Knerr       *      Trustee                        January 26, 2007
Anthony D. Knerr

Lucinda S. Landreth    *      Trustee                        January 26, 2007
Lucinda S. Landreth

Ann R. Leven           *      Trustee                        January 26, 2007
Ann R. Leven

Thomas F. Madison      *      Trustee                        January 26, 2007
Thomas F. Madison

Janet L. Yeomans       *      Trustee                        January 26, 2007
Janet L. Yeomans

J. Richard Zecher      *      Trustee                        January 26, 2007
J. Richard Zecher

Richard Salus          *      Senior Vice President/Chief    January 26, 2007
Richard Salus                 Financial Officer (Principal
                              Financial Officer)

                                 *By: /s/ Patrick P. Coyne
                                      Patrick P. Coyne
                                  as Attorney-in-Fact for
                               each of the persons indicated
                      (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                        (Delaware Group Equity Funds IV)

Exhibit No.    Exhibit
-------------- -----------------------------------------------------------------
EX-99.e.1.ii   Executed   Third  Amended  and  Restated  Financial  Intermediary
               Distribution  Agreement between Lincoln  Financial  Distributors,
               Inc. and Delaware Distributors, L.P. on behalf of the Registrant

EX-99.h.1.ii   Executed   Schedule  B  (December  1, 2006)  to  the  Shareholder
               Services Agreement

EX-99.h.2.i    Executed  Amendment No. 31 (August 31, 2006) to Schedule A to the
               Delaware Investments Family of Funds Fund Accounting Agreement

EX-99.h.3      Form  of  Investment  Advisory Expense Limitation Letter (January
               2007) between Delaware  Management  Company (a series of Delaware
               Management  Business  Trust) and the Registrant

EX-99.h.4      Form  of  Distribution  Expense  Limitation Letter (January 2007)
               between Delaware Distributors, L.P. and the Registrant

EX-99.j        Consent   (January   2007)   of   Independent  Registered  Public
               Accounting Firm

EX-99.p.1      Code  of  Ethics  for  the  Delaware  Investments Family of Funds
               (February 2006)

EX-99.p.2      Code  of  Ethics  for  Delaware  Investments (Delaware Management
               Company,  a series of Delaware  Management  Business  Trust,  and
               Delaware Distributors, L.P.) (February 2006)

EX-99.p.3      Code of Ethics for Lincoln Financial Distributors, Inc. (December
               2005)

EX-99.q        Powers of Attorney (November 15, 2006)